Decline of the Retail Store ETF

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 80.0%

REPURCHASE AGREEMENTS(a) - 80.0%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $6,477,474 (Cost $6,475,943)	6,475,943	6,475,943

Total Investments - 80.0% (Cost $6,475,943)		6,475,943
Other Assets Less Liabilities - 20.0%		1,615,857
Net Assets - 100.0%		8,091,800

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Decline of the Retail Store ETF had the following open non-exchange traded total return swap agreements as of August 31, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(4,321,478)	2/8/2021	Credit Suisse International	(2.71)%	Solactive-ProShares Bricks and Mortar Retail Store Index	181,533
(3,763,550)	11/6/2019	Societe Generale	(1.01)%	Solactive-ProShares Bricks and Mortar Retail Store Index	(1,322,581)
(8,085,028)					(1,141,048)
				Total Unrealized Appreciation	181,533
				Total Unrealized Depreciation	(1,322,581)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of August 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

DJ Brookfield Global Infrastructure ETF

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 88.0%

Construction & Engineering - 5.9%
Ferrovial SA	45,896	1,304,935
Vinci SA	49,647	5,429,171
		6,734,106
Diversified Telecommunication Services - 1.8%
Cellnex Telecom SA*(a)	20,280	811,310
China Tower Corp. Ltd., Class H(a)	4,299,443	981,583
Infrastrutture Wireless Italiane SpA(a)	23,082	230,597
		2,023,490
Electric Utilities - 7.9%
AusNet Services	166,300	201,591
Edison International	29,158	2,107,249
Elia System Operator SA/NV	3,318	274,957
Eversource Energy	26,461	2,120,320
Fortis, Inc.	41,796	1,725,647
Hydro One Ltd.(a)	29,501	546,856
Red Electrica Corp. SA	41,979	836,233
Spark Infrastructure Group	162,683	251,985
Terna Rete Elettrica Nazionale SpA	135,842	852,487
		8,917,325
Equity Real Estate Investment Trusts (REITs) - 14.0%
American Tower Corp.	36,427	8,385,131
Crown Castle International Corp.	34,259	4,973,379
SBA Communications Corp.	9,331	2,448,735
		15,807,245
Gas Utilities - 10.4%
APA Group	114,432	848,477
Atmos Energy Corp.	9,643	1,062,948
Beijing Enterprises Holdings Ltd.	46,388	220,983
China Gas Holdings Ltd.	222,694	920,270
China Resources Gas Group Ltd.	79,807	394,434
Enagas SA	21,995	479,967
ENN Energy Holdings Ltd.	76,310	871,096
Hong Kong & China Gas Co. Ltd.	952,063	1,838,456
Italgas SpA	46,957	304,488
Kunlun Energy Co. Ltd.	351,747	306,417
National Fuel Gas Co.	7,096	331,667
New Jersey Resources Corp.	7,330	335,274
Northwest Natural Holding Co.	2,500	178,400
ONE Gas, Inc.	4,339	397,496
Snam SpA	210,719	1,065,086
Southwest Gas Holdings, Inc.	4,403	401,686
Spire, Inc.	4,172	354,203
Toho Gas Co. Ltd.	9,696	376,486
Tokyo Gas Co. Ltd.	38,525	973,868
Towngas China Co. Ltd.*	91,405	63,187
		11,724,889
Media - 0.8%
Eutelsat Communications SA	16,660	289,667
SES SA, FDR	37,189	598,987
		888,654
Multi-Utilities - 10.5%
ACEA SpA	4,290	83,266
CenterPoint Energy, Inc.	41,385	1,145,951
Consolidated Edison, Inc.	26,956	2,396,388
National Grid plc	356,532	3,724,414
NiSource, Inc.	30,746	908,544
NorthWestern Corp.	4,147	300,409
Sempra Energy	22,614	3,202,821
Unitil Corp.	1,226	74,014
		11,835,807
Oil, Gas & Consumable Fuels - 22.3%
Antero Midstream Corp.	18,882	134,251
Cheniere Energy, Inc.*	18,243	1,089,290
Enbridge, Inc.	196,269	6,564,412
EnLink Midstream LLC	21,159	168,002
Inter Pipeline Ltd.	39,589	721,963
Keyera Corp.	20,599	497,105
Kinder Morgan Canada Ltd.(a)	3,344	36,871
Kinder Morgan, Inc.	160,442	3,252,159
Koninklijke Vopak NV	6,430	306,420
ONEOK, Inc.	34,013	2,424,447
Pembina Pipeline Corp.	49,554	1,814,077
Plains GP Holdings LP, Class A*	13,109	287,349
SemGroup Corp., Class A	5,559	49,142
Tallgrass Energy LP	11,780	230,652
Targa Resources Corp.	19,159	692,023
TC Energy Corp.	89,569	4,589,453
Williams Cos., Inc. (The)	99,866	2,356,838
		25,214,454
Transportation Infrastructure - 9.4%
Aena SME SA(a)	7,131	1,285,321
Aeroports de Paris	3,169	547,162
ASTM SpA	3,434	105,902
Atlantia SpA	45,612	1,111,379
Atlas Arteria Ltd.	63,963	366,145
Auckland International Airport Ltd.	91,637	555,463
Beijing Capital International Airport Co. Ltd., Class H	137,346	115,267
China Merchants Port Holdings Co. Ltd.	121,671	189,946
COSCO SHIPPING Ports Ltd.	164,633	144,257
Flughafen Zurich AG (Registered)	1,839	337,421
Fraport AG Frankfurt Airport Services Worldwide	3,570	298,116
Getlink SE	44,809	630,366
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	4,147	193,997
Grupo Aeroportuario del Pacifico SAB de CV, ADR	3,559	338,496
Grupo Aeroportuario del Sureste SAB de CV, ADR	1,951	287,558
Hamburger Hafen und Logistik AG	2,016	48,701
Hutchison Port Holdings Trust	519,319	81,533
Japan Airport Terminal Co. Ltd.	7,025	280,048
Jiangsu Expressway Co. Ltd., Class H	117,495	155,853
Shenzhen Expressway Co. Ltd., Class H	67,562	82,725
Societa Iniziative Autostradali e Servizi SpA	6,554	109,992
Sydney Airport	106,995	607,430
Transurban Group	252,934	2,546,559
Westshore Terminals Investment Corp.	4,316	70,831
Yuexiu Transport Infrastructure Ltd.	64,349	49,983
Zhejiang Expressway Co. Ltd., Class H	137,873	115,357
		10,655,808
Water Utilities - 5.0%
American States Water Co.	3,013	278,793

Investments	Shares	Value ($)
American Water Works Co., Inc.	14,879	1,894,394
Aqua America, Inc.	17,777	787,343
Beijing Enterprises Water Group Ltd.*	571,306	300,212
California Water Service Group	3,947	222,769
China Water Affairs Group Ltd.	81,995	66,095
Cia de Saneamento Basico do Estado de Sao Paulo, ADR*	33,146	410,347
Pennon Group plc	40,390	371,155
Severn Trent plc	23,291	586,931
SJW Group	1,941	132,629
United Utilities Group plc	66,131	655,011
		5,705,679
TOTAL COMMON STOCKS (Cost $87,403,371)		99,507,457

MASTER LIMITED PARTNERSHIPS - 11.1%

Multi-Utilities - 0.6%
Brookfield Infrastructure Partners LP	13,292	624,724

Oil, Gas & Consumable Fuels - 10.5%
BP Midstream Partners LP	3,919	58,236
Buckeye Partners LP	12,685	520,465
Cheniere Energy Partners LP	3,458	151,564
Crestwood Equity Partners LP	4,014	146,752
DCP Midstream LP	7,404	180,361
Enable Midstream Partners LP	3,488	43,949
Energy Transfer LP	194,298	2,644,396
Enterprise Products Partners LP	122,646	3,496,637
EQM Midstream Partners LP	6,903	208,954
Genesis Energy LP	8,834	183,217
Holly Energy Partners LP	3,726	100,416
Magellan Midstream Partners LP	18,826	1,255,318
MPLX LP	32,231	899,567
Noble Midstream Partners LP	1,831	44,548
NuStar Energy LP	7,422	203,957
Phillips 66 Partners LP	4,407	242,253
Plains All American Pipeline LP	35,938	770,151
Shell Midstream Partners LP	10,090	193,829
Summit Midstream Partners LP	3,403	16,402
TC PipeLines LP	4,317	169,011
Western Midstream Partners LP	16,795	386,957
		11,916,940
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $13,411,176)		12,541,664

CLOSED END FUNDS - 0.5%

Capital Markets - 0.5%
3i Infrastructure plc	51,427	187,104
Hicl Infrastructure plc	173,171	356,950

TOTAL CLOSED END FUNDS (Cost $534,446)		544,054

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 0.3%

REPURCHASE AGREEMENTS(b) - 0.3%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $321,262 (Cost $321,186)	321,186	321,186

Total Investments - 99.9% (Cost $101,670,179)		112,914,361
Other Assets Less Liabilities - 0.1%		92,399
Net Assets - 100.0%		113,006,760

*	Non-income producing security.
(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

ADR	American Depositary Receipt
FDR	Fiduciary Depositary Receipt

DJ Brookfield Global Infrastructure ETF invested, as a percentage of net assets, in the following countries as of August 31, 2019:

United States	50.6%
Canada	15.2%
France	6.1%
United Kingdom	5.2%
Australia	4.3%
Spain	4.1%
Hong Kong	3.6%
Italy	3.5%
China	2.4%
Japan	1.4%
Mexico	0.6%
Luxembourg	0.5%
New Zealand	0.5%
Brazil	0.4%
Switzerland	0.3%
Netherlands	0.3%
Germany	0.3%
Belgium	0.2%
Singapore	0.1%
Other (1)	0.4%
100.0%

(1)	Includes any non-equity securities and net other assets (liabilities).

Equities for Rising Rates ETF

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.7%

Aerospace & Defense - 2.3%
Textron, Inc.	1,558	70,110

Air Freight & Logistics - 2.7%
FedEx Corp.	504	79,939

Banks - 15.9%
Bank of America Corp.	3,421	94,112
Citizens Financial Group, Inc.	2,805	94,641
JPMorgan Chase & Co.	887	97,446
KeyCorp	5,588	92,761
Regions Financial Corp.	6,638	97,047
		476,007
Capital Markets - 9.6%
Charles Schwab Corp. (The)	2,469	94,489
Goldman Sachs Group, Inc. (The)	485	98,896
Morgan Stanley	2,264	93,933
		287,318
Chemicals - 10.4%
Celanese Corp.	460	52,150
CF Industries Holdings, Inc.	1,062	51,178
DuPont de Nemours, Inc.	659	44,766
Eastman Chemical Co.	637	41,641
LyondellBasell Industries NV, Class A	576	44,571
Mosaic Co. (The)	1,981	36,430
Westlake Chemical Corp.	714	41,833
		312,569
Containers & Packaging - 1.5%
International Paper Co.	1,145	44,770

Diversified Telecommunication Services - 5.8%
AT&T, Inc.	986	34,766
CenturyLink, Inc.	2,811	31,989
Iridium Communications, Inc.*	1,422	34,384
Verizon Communications, Inc.	579	33,675
Vonage Holdings Corp.*	2,917	38,563
		173,377
Electrical Equipment - 2.6%
Rockwell Automation, Inc.	505	77,159

Energy Equipment & Services - 5.7%
Halliburton Co.	2,908	54,787
National Oilwell Varco, Inc.	2,974	60,759
Schlumberger Ltd.	1,664	53,963
		169,509
Insurance - 5.3%
Lincoln National Corp.	1,539	81,382
Prudential Financial, Inc.	982	78,649
		160,031
IT Services - 0.6%
GTT Communications, Inc.*(a)	1,877	17,850

Machinery - 5.1%
Caterpillar, Inc.	606	72,114
Parker-Hannifin Corp.	487	80,730
		152,844
Metals & Mining - 2.8%
Freeport-McMoRan, Inc.	4,268	39,223
Nucor Corp.	900	44,082
		83,305
Oil, Gas & Consumable Fuels - 12.5%
Apache Corp.	2,282	49,223
Concho Resources, Inc.	641	46,889
Marathon Oil Corp.	4,653	55,092
Marathon Petroleum Corp.	1,183	58,215
Pioneer Natural Resources Co.	429	52,947
Valero Energy Corp.	773	58,191
Williams Cos., Inc. (The)	2,358	55,649
		376,206
Road & Rail - 10.5%
CSX Corp.	1,069	71,644
Norfolk Southern Corp.	414	72,057
Old Dominion Freight Line, Inc.	554	90,723
Union Pacific Corp.	489	79,199
		313,623
Software - 1.1%
8x8, Inc.*	1,371	33,329

Trading Companies & Distributors - 2.3%
United Rentals, Inc.*	623	70,125

Wireless Telecommunication Services - 3.0%
Telephone & Data Systems, Inc.	1,087	27,392
T-Mobile US, Inc.*	446	34,810
United States Cellular Corp.*	741	26,669
		88,871
TOTAL COMMON STOCKS (Cost $3,749,380)		2,986,942

SECURITIES LENDING REINVESTMENTS(b) - 0.5%

INVESTMENT COMPANIES - 0.5%
BlackRock Liquidity FedFund, Institutional Class 2.02% (Cost $16,046)	16,046	16,046

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 0.1%

REPURCHASE AGREEMENTS(c) - 0.1%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $3,111 (Cost $3,111)	3,111	3,111

Total Investments - 100.3% (Cost $3,768,537)		3,006,099
Liabilities in excess of other assets - (0.3%)		(9,045)
Net Assets - 100.0%		2,997,054

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at August 31, 2019. The total value of securities on loan at August 31, 2019 was $16,062, collateralized in the form of cash with a value of $16,046 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.

(b)

The security was purchased with cash collateral held from securities on loan at August 31, 2019. The total value of securities purchased was $16,046. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day.

(c)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Global Listed Private Equity ETF

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 88.7%

Capital Markets - 63.0%
3i Group plc	137,882	1,839,651
Apollo Investment Corp.	27,335	446,927
Ares Capital Corp.	106,825	2,014,719
AURELIUS Equity Opportunities SE & Co. KGaA	11,363	442,093
BlackRock TCP Capital Corp.	23,753	319,478
Brait SE*	130,170	127,692
FS KKR Capital Corp.	203,390	1,149,154
Gimv NV	7,557	449,329
Goldman Sachs BDC, Inc.	13,736	272,385
Golub Capital BDC, Inc.	23,754	441,824
Hercules Capital, Inc.	40,552	532,448
IP Group plc*	254,152	175,655
Main Street Capital Corp.	20,886	921,281
New Mountain Finance Corp.	31,781	428,726
Oaktree Specialty Lending Corp.	47,909	248,648
Prospect Capital Corp.	122,917	782,981
Ratos AB, Class B	89,939	198,487
Solar Capital Ltd.	16,210	331,657
TCG BDC, Inc.	22,808	328,891
TPG Specialty Lending, Inc.	25,658	531,890
		11,983,916
Diversified Financial Services - 21.6%
Eurazeo SE	12,634	835,207
Onex Corp.	31,231	1,834,827
Wendel SA	10,342	1,449,213
		4,119,247
Internet & Direct Marketing Retail - 4.1%
Rocket Internet SE*(a)	28,346	789,434

TOTAL COMMON STOCKS (Cost $17,876,215)		16,892,597

CLOSED END FUNDS - 8.7%

Capital Markets - 8.7%
Apax Global Alpha Ltd.(a)	175,413	326,567
HBM Healthcare Investments AG Class A*	2,377	461,110
HgCapital Trust plc	144,786	381,420
NB Global Floating Rate Income Fund Ltd.	208,632	225,177
Princess Private Equity Holding Ltd.	24,221	259,280

TOTAL CLOSED END FUNDS (Cost $1,523,697)		1,653,554

MASTER LIMITED PARTNERSHIPS - 2.0%

Diversified Financial Services - 2.0%
Compass Diversified Holdings (Cost $342,960)	20,086	376,412

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 0.5%

REPURCHASE AGREEMENTS(b) - 0.5%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $89,112 (Cost $89,090)	89,090	89,090

Total Investments - 99.9% (Cost $19,831,962)		19,011,653
Other Assets Less Liabilities - 0.1%		18,660
Net Assets - 100.0%		19,030,313

*	Non-income producing security.
(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Global Listed Private Equity ETF invested, as a percentage of net assets, in the following countries as of August 31, 2019:

United States	47.9%
United Kingdom	16.9%
France	12.0%
Canada	9.6%
Germany	6.5%
Switzerland	2.4%
Belgium	2.4%
Sweden	1.0%
South Africa	0.7%
Other (1)	0.6%
100.0%

(1)	Includes any non-equity securities and net other assets (liabilities).

Hedge Replication ETF

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 8.2%

Aerospace & Defense - 0.2%
Arconic, Inc.	41	1,059
Boeing Co. (The)	53	19,297
General Dynamics Corp.	28	5,355
Huntington Ingalls Industries, Inc.	4	836
L3Harris Technologies, Inc.	23	4,862
Lockheed Martin Corp.	25	9,603
Northrop Grumman Corp.	17	6,254
Raytheon Co.	28	5,189
Textron, Inc.	24	1,080
TransDigm Group, Inc.	5	2,692
United Technologies Corp.	83	10,810
		67,037
Air Freight & Logistics - 0.1%
CH Robinson Worldwide, Inc.	14	1,183
Expeditors International of Washington, Inc.	18	1,280
FedEx Corp.	24	3,806
United Parcel Service, Inc., Class B	71	8,425
		14,694
Airlines - 0.0%(a)
Alaska Air Group, Inc.	13	776
American Airlines Group, Inc.	40	1,052
Delta Air Lines, Inc.	61	3,530
Southwest Airlines Co.	50	2,616
United Airlines Holdings, Inc.*	23	1,939
		9,913
Auto Components - 0.0%(a)
Aptiv plc	26	2,163
BorgWarner, Inc.	21	685
		2,848
Automobiles - 0.0%(a)
Ford Motor Co.	399	3,659
General Motors Co.	134	4,970
Harley-Davidson, Inc.	16	510
		9,139
Banks - 0.4%
Bank of America Corp.	901	24,786
BB&T Corp.	78	3,717
Citigroup, Inc.	236	15,186
Citizens Financial Group, Inc.	47	1,586
Comerica, Inc.	16	986
Fifth Third Bancorp	74	1,957
First Republic Bank	17	1,525
Huntington Bancshares, Inc.	107	1,418
JPMorgan Chase & Co.	331	36,364
KeyCorp	103	1,710
M&T Bank Corp.	14	2,047
People’s United Financial, Inc.	40	575
PNC Financial Services Group, Inc. (The)	46	5,931
Regions Financial Corp.	103	1,506
SunTrust Banks, Inc.	45	2,768
SVB Financial Group*	5	973
US Bancorp	153	8,061
Wells Fargo & Co.	412	19,187
Zions Bancorp NA	19	781
		131,064
Beverages - 0.2%
Brown-Forman Corp., Class B	17	1,003
Coca-Cola Co. (The)	391	21,520
Constellation Brands, Inc., Class A	17	3,474
Molson Coors Brewing Co., Class B	19	976
Monster Beverage Corp.*	40	2,347
PepsiCo, Inc.	143	19,552
		48,872
Biotechnology - 0.2%
AbbVie, Inc.	151	9,927
Alexion Pharmaceuticals, Inc.*	23	2,317
Amgen, Inc.	62	12,934
Biogen, Inc.*	20	4,395
Celgene Corp.*	72	6,970
Gilead Sciences, Inc.	130	8,260
Incyte Corp.*	18	1,473
Regeneron Pharmaceuticals, Inc.*	8	2,320
Vertex Pharmaceuticals, Inc.*	26	4,681
		53,277
Building Products - 0.0%(a)
Allegion plc	10	962
AO Smith Corp.	14	651
Fortune Brands Home & Security, Inc.	14	715
Johnson Controls International plc	81	3,458
Masco Corp.	30	1,222
		7,008
Capital Markets - 0.2%
Affiliated Managers Group, Inc.	5	383
Ameriprise Financial, Inc.	14	1,806
Bank of New York Mellon Corp. (The)	90	3,785
BlackRock, Inc.	12	5,071
Cboe Global Markets, Inc.	11	1,311
Charles Schwab Corp. (The)	121	4,631
CME Group, Inc.	36	7,822
E*TRADE Financial Corp.	25	1,043
Franklin Resources, Inc.	30	788
Goldman Sachs Group, Inc. (The)	35	7,137
Intercontinental Exchange, Inc.	57	5,328
Invesco Ltd.	41	644
MarketAxess Holdings, Inc.	4	1,590
Moody’s Corp.	17	3,665
Morgan Stanley	130	5,394
MSCI, Inc.	9	2,112
Nasdaq, Inc.	12	1,198
Northern Trust Corp.	22	1,934
Raymond James Financial, Inc.	13	1,021
S&P Global, Inc.	25	6,505
State Street Corp.	38	1,950
T. Rowe Price Group, Inc.	24	2,655
		67,773
Chemicals - 0.2%
Air Products & Chemicals, Inc.	22	4,970
Albemarle Corp.	11	679
Celanese Corp.	13	1,474
CF Industries Holdings, Inc.	23	1,108
Corteva, Inc.	76	2,228
Dow, Inc.	76	3,240
DuPont de Nemours, Inc.	76	5,163
Eastman Chemical Co.	14	915
Ecolab, Inc.	26	5,364
FMC Corp.	13	1,122

Investments	Shares	Value ($)
International Flavors & Fragrances, Inc.	10	1,098
Linde plc	55	10,390
LyondellBasell Industries NV, Class A	28	2,167
Mosaic Co. (The)	36	662
PPG Industries, Inc.	24	2,659
Sherwin-Williams Co. (The)	8	4,214
		47,453
Commercial Services & Supplies - 0.0%(a)
Cintas Corp.	9	2,374
Copart, Inc.*	21	1,583
Republic Services, Inc.	22	1,964
Rollins, Inc.	15	492
Waste Management, Inc.	40	4,774
		11,187
Communications Equipment - 0.1%
Arista Networks, Inc.*	5	1,133
Cisco Systems, Inc.	436	20,409
F5 Networks, Inc.*	6	772
Juniper Networks, Inc.	35	811
Motorola Solutions, Inc.	17	3,076
		26,201
Construction & Engineering - 0.0%(a)
Jacobs Engineering Group, Inc.	12	1,066
Quanta Services, Inc.	14	475
		1,541
Construction Materials - 0.0%(a)
Martin Marietta Materials, Inc.	6	1,523
Vulcan Materials Co.	13	1,836
		3,359
Consumer Finance - 0.1%
American Express Co.	70	8,426
Capital One Financial Corp.	48	4,158
Discover Financial Services	33	2,639
Synchrony Financial	65	2,083
		17,306
Containers & Packaging - 0.0%(a)
Amcor plc*	165	1,620
Avery Dennison Corp.	9	1,040
Ball Corp.	34	2,734
International Paper Co.	40	1,564
Packaging Corp. of America	10	1,006
Sealed Air Corp.	16	637
Westrock Co.	26	889
		9,490
Distributors - 0.0%(a)
Genuine Parts Co.	15	1,354
LKQ Corp.*	32	841
		2,195
Diversified Consumer Services - 0.0%(a)
H&R Block, Inc.	21	509

Diversified Financial Services - 0.1%
Berkshire Hathaway, Inc., Class B*	197	40,072
Jefferies Financial Group, Inc.	26	484
		40,556
Diversified Telecommunication Services - 0.2%
AT&T, Inc.	744	26,234
CenturyLink, Inc.	98	1,115
Verizon Communications, Inc.	421	24,485
		51,834
Electric Utilities - 0.2%
Alliant Energy Corp.	24	1,259
American Electric Power Co., Inc.	50	4,557
Duke Energy Corp.	74	6,863
Edison International	36	2,602
Entergy Corp.	19	2,144
Evergy, Inc.	25	1,625
Eversource Energy	33	2,644
Exelon Corp.	99	4,679
FirstEnergy Corp.	51	2,346
NextEra Energy, Inc.	49	10,735
Pinnacle West Capital Corp.	11	1,048
PPL Corp.	74	2,187
Southern Co. (The)	106	6,176
Xcel Energy, Inc.	52	3,339
		52,204
Electrical Equipment - 0.0%(a)
AMETEK, Inc.	23	1,976
Eaton Corp. plc	43	3,471
Emerson Electric Co.	63	3,754
Rockwell Automation, Inc.	12	1,834
		11,035
Electronic Equipment, Instruments & Components - 0.0%(a)
Amphenol Corp., Class A	30	2,626
Corning, Inc.	80	2,228
FLIR Systems, Inc.	14	690
IPG Photonics Corp.*	4	495
Keysight Technologies, Inc.*	19	1,840
TE Connectivity Ltd.	34	3,102
		10,981
Energy Equipment & Services - 0.0%(a)
Baker Hughes a GE Co.	52	1,128
Halliburton Co.	89	1,677
Helmerich & Payne, Inc.	11	413
National Oilwell Varco, Inc.	39	797
Schlumberger Ltd.	141	4,573
TechnipFMC plc	43	1,068
		9,656
Entertainment - 0.2%
Activision Blizzard, Inc.	78	3,947
Electronic Arts, Inc.*	30	2,810
Netflix, Inc.*	45	13,219
Take-Two Interactive Software, Inc.*	11	1,452
Viacom, Inc., Class B	36	899
Walt Disney Co. (The)	178	24,432
		46,759
Equity Real Estate Investment Trusts (REITs) - 0.3%
Alexandria Real Estate Equities, Inc.	12	1,798
American Tower Corp.	45	10,358
Apartment Investment & Management Co., Class A	15	765
AvalonBay Communities, Inc.	14	2,976
Boston Properties, Inc.	16	2,055
Crown Castle International Corp.	42	6,097
Digital Realty Trust, Inc.	21	2,596
Duke Realty Corp.	37	1,231
Equinix, Inc.	9	5,006
Equity Residential	38	3,221
Essex Property Trust, Inc.	7	2,249
Extra Space Storage, Inc.	13	1,585
Federal Realty Investment Trust	8	1,034

Investments	Shares	Value ($)
HCP, Inc.	49	1,701
Host Hotels & Resorts, Inc.	76	1,219
Iron Mountain, Inc.	29	924
Kimco Realty Corp.	43	790
Macerich Co. (The)	11	314
Mid-America Apartment Communities, Inc.	12	1,520
Prologis, Inc.	64	5,352
Public Storage	15	3,971
Realty Income Corp.	32	2,362
Regency Centers Corp.	17	1,097
SBA Communications Corp.	12	3,149
Simon Property Group, Inc.	31	4,617
SL Green Realty Corp.	9	722
UDR, Inc.	29	1,397
Ventas, Inc.	38	2,789
Vornado Realty Trust	18	1,088
Welltower, Inc.	41	3,672
Weyerhaeuser Co.	76	2,000
		79,655
Food & Staples Retailing - 0.1%
Costco Wholesale Corp.	45	13,264
Kroger Co. (The)	82	1,942
Sysco Corp.	48	3,568
Walgreens Boots Alliance, Inc.	79	4,044
Walmart, Inc.	143	16,339
		39,157
Food Products - 0.1%
Archer-Daniels-Midland Co.	57	2,169
Campbell Soup Co.	20	900
Conagra Brands, Inc.	50	1,418
General Mills, Inc.	61	3,282
Hershey Co. (The)	14	2,219
Hormel Foods Corp.	28	1,193
JM Smucker Co. (The)	12	1,262
Kellogg Co.	25	1,570
Kraft Heinz Co. (The)	63	1,608
Lamb Weston Holdings, Inc.	15	1,056
McCormick & Co., Inc. (Non-Voting)	12	1,954
Mondelez International, Inc., Class A	147	8,117
Tyson Foods, Inc., Class A	30	2,791
		29,539
Gas Utilities - 0.0%(a)
Atmos Energy Corp.	12	1,323

Health Care Equipment & Supplies - 0.3%
Abbott Laboratories	180	15,357
ABIOMED, Inc.*	5	965
Align Technology, Inc.*	7	1,282
Baxter International, Inc.	48	4,221
Becton Dickinson and Co.	27	6,856
Boston Scientific Corp.*	142	6,068
Cooper Cos., Inc. (The)	5	1,549
Danaher Corp.	64	9,094
DENTSPLY SIRONA, Inc.	24	1,252
Edwards Lifesciences Corp.*	21	4,659
Hologic, Inc.*	27	1,333
IDEXX Laboratories, Inc.*	9	2,608
Intuitive Surgical, Inc.*	12	6,136
Medtronic plc	137	14,781
ResMed, Inc.	15	2,089
Stryker Corp.	32	7,061
Teleflex, Inc.	5	1,820
Varian Medical Systems, Inc.*	9	953
Zimmer Biomet Holdings, Inc.	21	2,923
		91,007
Health Care Providers & Services - 0.2%
AmerisourceBergen Corp.	16	1,316
Anthem, Inc.	26	6,800
Cardinal Health, Inc.	30	1,294
Centene Corp.*	42	1,958
Cigna Corp.	39	6,005
Covetrus, Inc.*	1	13
CVS Health Corp.	132	8,041
DaVita, Inc.*	13	733
HCA Healthcare, Inc.	27	3,245
Henry Schein, Inc.*	15	924
Humana, Inc.	14	3,965
Laboratory Corp. of America Holdings*	10	1,676
McKesson Corp.	19	2,627
Quest Diagnostics, Inc.	14	1,433
UnitedHealth Group, Inc.	97	22,698
Universal Health Services, Inc., Class B	8	1,157
WellCare Health Plans, Inc.*	5	1,354
		65,239
Health Care Technology - 0.0%(a)
Cerner Corp.	33	2,274

Hotels, Restaurants & Leisure - 0.2%
Carnival Corp.	41	1,807
Chipotle Mexican Grill, Inc.*	2	1,677
Darden Restaurants, Inc.	13	1,573
Hilton Worldwide Holdings, Inc.	30	2,771
Marriott International, Inc., Class A	28	3,530
McDonald’s Corp.	78	17,002
MGM Resorts International	52	1,459
Norwegian Cruise Line Holdings Ltd.*	22	1,116
Royal Caribbean Cruises Ltd.	18	1,877
Starbucks Corp.	123	11,877
Wynn Resorts Ltd.	10	1,101
Yum! Brands, Inc.	31	3,620
		49,410
Household Durables - 0.0%(a)
DR Horton, Inc.	35	1,731
Garmin Ltd.	12	979
Leggett & Platt, Inc.	13	483
Lennar Corp., Class A	29	1,479
Mohawk Industries, Inc.*	6	713
Newell Brands, Inc.	40	664
PulteGroup, Inc.	26	879
Whirlpool Corp.	6	835
		7,763
Household Products - 0.2%
Church & Dwight Co., Inc.	25	1,994
Clorox Co. (The)	13	2,056
Colgate-Palmolive Co.	87	6,451
Kimberly-Clark Corp.	35	4,939
Procter & Gamble Co. (The)	256	30,779
		46,219
Independent Power and Renewable Electricity Producers - 0.0%(a)
AES Corp.	68	1,042

Investments	Shares	Value ($)
NRG Energy, Inc.	27	983
		2,025
Industrial Conglomerates - 0.1%
3M Co.	59	9,542
General Electric Co.	889	7,334
Honeywell International, Inc.	74	12,182
Roper Technologies, Inc.	11	4,034
		33,092
Insurance - 0.2%
Aflac, Inc.	76	3,814
Allstate Corp. (The)	34	3,481
American International Group, Inc.	89	4,632
Aon plc	25	4,871
Arthur J Gallagher & Co.	19	1,723
Assurant, Inc.	6	738
Chubb Ltd.	47	7,345
Cincinnati Financial Corp.	15	1,687
Everest Re Group Ltd.	4	944
Globe Life, Inc.	10	893
Hartford Financial Services Group, Inc. (The)	37	2,156
Lincoln National Corp.	21	1,110
Loews Corp.	27	1,298
Marsh & McLennan Cos., Inc.	52	5,194
MetLife, Inc.	97	4,297
Principal Financial Group, Inc.	26	1,384
Progressive Corp. (The)	60	4,548
Prudential Financial, Inc.	41	3,284
Travelers Cos., Inc. (The)	27	3,968
Unum Group	22	559
Willis Towers Watson plc	13	2,574
		60,500
Interactive Media & Services - 0.4%
Alphabet, Inc., Class A*	31	36,907
Alphabet, Inc., Class C*	31	36,831
Facebook, Inc., Class A*	245	45,489
TripAdvisor, Inc.*	11	418
Twitter, Inc.*	74	3,156
		122,801
Internet & Direct Marketing Retail - 0.3%
Amazon.com, Inc.*	42	74,604
Booking Holdings, Inc.*	4	7,866
eBay, Inc.	83	3,344
Expedia Group, Inc.	14	1,821
		87,635
IT Services - 0.5%
Accenture plc, Class A	65	12,881
Akamai Technologies, Inc.*	17	1,515
Alliance Data Systems Corp.	5	615
Automatic Data Processing, Inc.	44	7,473
Broadridge Financial Solutions, Inc.	12	1,553
Cognizant Technology Solutions Corp., Class A	58	3,561
DXC Technology Co.	27	897
Fidelity National Information Services, Inc.	62	8,446
Fiserv, Inc.*	58	6,202
FleetCor Technologies, Inc.*	9	2,686
Gartner, Inc.*	9	1,203
Global Payments, Inc.	16	2,656
International Business Machines Corp.	90	12,198
Jack Henry & Associates, Inc.	8	1,160
Leidos Holdings, Inc.	15	1,310
Mastercard, Inc., Class A	92	25,886
Paychex, Inc.	33	2,696
PayPal Holdings, Inc.*	120	13,086
Total System Services, Inc.	17	2,282
VeriSign, Inc.*	11	2,242
Visa, Inc., Class A	177	32,005
Western Union Co. (The)	44	973
		143,526
Leisure Products - 0.0%(a)
Hasbro, Inc.	12	1,326

Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.	32	2,276
Illumina, Inc.*	15	4,220
IQVIA Holdings, Inc.*	16	2,482
Mettler-Toledo International, Inc.*	3	1,970
PerkinElmer, Inc.	11	910
Thermo Fisher Scientific, Inc.	41	11,770
Waters Corp.*	7	1,483
		25,111
Machinery - 0.1%
Caterpillar, Inc.	58	6,902
Cummins, Inc.	15	2,239
Deere & Co.	32	4,957
Dover Corp.	15	1,406
Flowserve Corp.	13	555
Fortive Corp.	30	2,127
IDEX Corp.	8	1,318
Illinois Tool Works, Inc.	31	4,646
Ingersoll-Rand plc	25	3,027
PACCAR, Inc.	35	2,294
Parker-Hannifin Corp.	13	2,155
Pentair plc	16	575
Snap-on, Inc.	6	892
Stanley Black & Decker, Inc.	15	1,993
Wabtec Corp.	19	1,315
Xylem, Inc.	18	1,379
		37,780
Media - 0.1%
CBS Corp. (Non-Voting), Class B	36	1,514
Charter Communications, Inc., Class A*	18	7,373
Comcast Corp., Class A	462	20,448
Discovery, Inc., Class A*	16	442
Discovery, Inc., Class C*	37	963
DISH Network Corp., Class A*	24	806
Fox Corp., Class A	36	1,194
Fox Corp., Class B	17	558
Interpublic Group of Cos., Inc. (The)	39	775
News Corp., Class A	39	536
News Corp., Class B	13	184
Omnicom Group, Inc.	22	1,673
		36,466
Metals & Mining - 0.0%(a)
Freeport-McMoRan, Inc.	148	1,360
Newmont Goldcorp Corp.	84	3,351
Nucor Corp.	31	1,518
		6,229
Multiline Retail - 0.1%
Dollar General Corp.	26	4,058

Investments	Shares	Value ($)
Dollar Tree, Inc.*	24	2,437
Kohl’s Corp.	17	803
Macy’s, Inc.	31	458
Nordstrom, Inc.(b)	11	319
Target Corp.	52	5,566
		13,641
Multi-Utilities - 0.1%
Ameren Corp.	25	1,929
CenterPoint Energy, Inc.	51	1,412
CMS Energy Corp.	29	1,828
Consolidated Edison, Inc.	33	2,934
Dominion Energy, Inc.	82	6,366
DTE Energy Co.	19	2,463
NiSource, Inc.	38	1,123
Public Service Enterprise Group, Inc.	52	3,144
Sempra Energy	28	3,966
WEC Energy Group, Inc.	32	3,065
		28,230
Oil, Gas & Consumable Fuels - 0.3%
Apache Corp.	38	820
Cabot Oil & Gas Corp.	43	736
Chevron Corp.	194	22,838
Cimarex Energy Co.	10	428
Concho Resources, Inc.	20	1,463
ConocoPhillips	115	6,001
Devon Energy Corp.	42	923
Diamondback Energy, Inc.	16	1,569
EOG Resources, Inc.	59	4,377
Exxon Mobil Corp.	431	29,515
Hess Corp.	26	1,637
HollyFrontier Corp.	16	710
Kinder Morgan, Inc.	198	4,013
Marathon Oil Corp.	83	983
Marathon Petroleum Corp.	68	3,346
Noble Energy, Inc.	49	1,106
Occidental Petroleum Corp.	91	3,957
ONEOK, Inc.	42	2,994
Phillips 66	43	4,241
Pioneer Natural Resources Co.	17	2,098
Valero Energy Corp.	43	3,237
Williams Cos., Inc. (The)	123	2,903
		99,895
Personal Products - 0.0%(a)
Coty, Inc., Class A(b)	31	296
Estee Lauder Cos., Inc. (The), Class A	22	4,356
		4,652
Pharmaceuticals - 0.4%
Allergan plc	31	4,951
Bristol-Myers Squibb Co.	167	8,028
Eli Lilly & Co.	88	9,941
Johnson & Johnson	271	34,786
Merck & Co., Inc.	262	22,655
Mylan NV*	53	1,032
Nektar Therapeutics*	18	316
Perrigo Co. plc	13	608
Pfizer, Inc.	566	20,121
Zoetis, Inc.	49	6,195
		108,633
Professional Services - 0.0%(a)
Equifax, Inc.	12	1,756
IHS Markit Ltd.*	37	2,428
Nielsen Holdings plc	36	747
Robert Half International, Inc.	12	642
Verisk Analytics, Inc.	17	2,746
		8,319
Real Estate Management & Development - 0.0%(a)
CBRE Group, Inc., Class A*	32	1,673

Road & Rail - 0.1%
CSX Corp.	78	5,228
JB Hunt Transport Services, Inc.	9	972
Kansas City Southern	10	1,258
Norfolk Southern Corp.	27	4,699
Union Pacific Corp.	72	11,661
		23,818
Semiconductors & Semiconductor Equipment - 0.3%
Advanced Micro Devices, Inc.*	90	2,830
Analog Devices, Inc.	38	4,174
Applied Materials, Inc.	95	4,562
Broadcom, Inc.	40	11,306
Intel Corp.	456	21,619
KLA Corp.	16	2,366
Lam Research Corp.	15	3,158
Maxim Integrated Products, Inc.	28	1,527
Microchip Technology, Inc.(b)	24	2,072
Micron Technology, Inc.*	113	5,115
NVIDIA Corp.	62	10,386
Qorvo, Inc.*	12	857
QUALCOMM, Inc.	124	9,643
Skyworks Solutions, Inc.	18	1,355
Texas Instruments, Inc.	96	11,880
Xilinx, Inc.	26	2,706
		95,556
Software - 0.6%
Adobe, Inc.*	50	14,225
ANSYS, Inc.*	9	1,859
Autodesk, Inc.*	22	3,142
Cadence Design Systems, Inc.*	29	1,986
Citrix Systems, Inc.	13	1,209
Fortinet, Inc.*	15	1,188
Intuit, Inc.	26	7,497
Microsoft Corp.	781	107,669
Oracle Corp.	247	12,859
salesforce.com, Inc.*	87	13,578
Symantec Corp.	63	1,465
Synopsys, Inc.*	15	2,127
		168,804
Specialty Retail - 0.2%
Advance Auto Parts, Inc.	7	966
AutoZone, Inc.*	2	2,203
Best Buy Co., Inc.	24	1,528
CarMax, Inc.*	17	1,416
Gap, Inc. (The)	22	347
Home Depot, Inc. (The)	112	25,526
L Brands, Inc.	23	380
Lowe’s Cos., Inc.	80	8,976
O’Reilly Automotive, Inc.*	8	3,070
Ross Stores, Inc.	37	3,922
Tiffany & Co.	11	934
TJX Cos., Inc. (The)	124	6,816
Tractor Supply Co.	12	1,223
Ulta Beauty, Inc.*	6	1,426
		58,733

Investments	Shares	Value ($)
Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.	445	92,889
Hewlett Packard Enterprise Co.	136	1,880
HP, Inc.	154	2,817
NetApp, Inc.	25	1,201
Seagate Technology plc	26	1,305
Western Digital Corp.	30	1,718
Xerox Holdings Corp.	20	580
		102,390
Textiles, Apparel & Luxury Goods - 0.1%
Capri Holdings Ltd.*	15	396
Hanesbrands, Inc.	37	505
NIKE, Inc., Class B	128	10,816
PVH Corp.	8	606
Ralph Lauren Corp.	5	442
Tapestry, Inc.	30	620
Under Armour, Inc., Class A*	19	354
Under Armour, Inc., Class C*	20	338
VF Corp.	33	2,704
		16,781
Tobacco - 0.1%
Altria Group, Inc.	191	8,355
Philip Morris International, Inc.	159	11,462
		19,817
Trading Companies & Distributors - 0.0%(a)
Fastenal Co.	58	1,776
United Rentals, Inc.*	8	901
WW Grainger, Inc.	5	1,368
		4,045
Water Utilities - 0.0%(a)
American Water Works Co., Inc.	18	2,292

Wireless Telecommunication Services - 0.0%(a)
T-Mobile US, Inc.*	32	2,497

TOTAL COMMON STOCKS (Cost $2,338,492)		2,481,744

Number of Rights

RIGHTS - 0.0%

Biotechnology - 0.0%
Tobira Therapeutics, Inc., CVR*(c)(d) (Cost $—)	10	—

Shares

SECURITIES LENDING REINVESTMENTS(e) - 0.0%(a)

INVESTMENT COMPANIES - 0.0%(a)
BlackRock Liquidity FedFund, Institutional Class 2.02% (Cost $234)	234	234

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 85.6%

REPURCHASE AGREEMENTS(f) - 12.7%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $3,854,435 (Cost $3,853,524)	3,853,524	3,853,524

U.S. TREASURY OBLIGATIONS - 72.9%
U.S. Treasury Bills
2.02%, 10/31/2019(g) (Cost $22,125,519)	22,200,000	22,133,437

TOTAL SHORT-TERM INVESTMENTS (Cost $25,979,043)		25,986,961

Total Investments - 93.8% (Cost $28,317,769)		28,468,939
Other Assets Less Liabilities - 6.2%		1,884,173
Net Assets - 100.0%		30,353,112

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)

The security or a portion of this security is on loan at August 31, 2019. The total value of securities on loan at August 31, 2019 was $2,071, collateralized in the form of cash with a value of $234 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $1,955 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.13%, and maturity dates ranging from September 5, 2019 – May 15, 2049; a total value of $2,189.

(c)

Security fair valued as of August 31, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at August 31, 2019 amounted to $0, which represents approximately 0.00% of net assets of the Fund.

(d)	Illiquid security.
(e)	The security was purchased with cash collateral held from securities on loan at August 31, 2019. The total value of securities purchased was $234.
(f)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(g)	The rate shown was the current yield as of August 31, 2019.

Abbreviations

CVR	Contingent Value Rights - No defined expiration

Futures Contracts Sold

Hedge Replication ETF had the following open short futures contracts as of August 31, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
E-Mini Euro	19	9/16/2019	USD	$1,306,844	$48,777

Swap Agreements

Hedge Replication ETF had the following open non-exchange traded total return swap agreements as of August 31, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
43,429	11/6/2019	Credit Suisse International	2.81%	S&P 500® Total Return Index	3,693
368,151	1/6/2020	Credit Suisse International	1.96%	iShares® MSCI Emerging Markets ETF(3)	48,521
2,307,812	12/7/2020	Credit Suisse International	2.51%	Russell 2000® Total Return Index	273,957
3,102,981	1/6/2020	Credit Suisse International	1.91%	iShares® MSCI EAFE ETF(3)	214,001
85,411	11/6/2020	Morgan Stanley & Co. International plc	2.71%	S&P 500® Total Return Index	4,171
227,615	12/7/2020	Morgan Stanley & Co. International plc	2.36%	iShares® MSCI Emerging Markets ETF(3)	86,996
2,120	11/6/2019	Societe Generale	2.21%	Russell 2000® Total Return Index	(28)
231,060	1/6/2020	Societe Generale	1.86%	iShares® MSCI Emerging Markets ETF(3)	55,731
290,219	1/6/2020	Societe Generale	2.91%	iShares® MSCI EAFE ETF(3)	9,763
4,006	11/13/2019	UBS AG	2.21%	Russell 2000® Total Return Index	(60)
894,227	11/6/2019	UBS AG	2.21%	iShares® MSCI EAFE ETF(3)	35,139
1,524,457	11/6/2019	UBS AG	2.01%	iShares® MSCI Emerging Markets ETF(3)	63,040
9,081,488					794,924
				Total Unrealized Appreciation	795,012
				Total Unrealized Depreciation	(88)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of August 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(3)

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

Abbreviations

USD	U.S. Dollar

High Yield-Interest Rate Hedged

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

CORPORATE BONDS - 96.0%

Aerospace & Defense - 3.3%
Bombardier, Inc.
7.50%, 3/15/2025(a)	1,778,000	1,731,327
7.88%, 4/15/2027(a)	150,000	145,313
TransDigm, Inc.
6.25%, 3/15/2026(a)	1,903,000	2,052,823
		3,929,463
Air Freight & Logistics - 1.0%
XPO Logistics, Inc.
6.50%, 6/15/2022(a)	700,000	715,351
6.75%, 8/15/2024(a)	475,000	511,812
		1,227,163
Auto Components - 2.8%
Allison Transmission, Inc.
5.00%, 10/1/2024(a)	580,000	596,733
Goodyear Tire & Rubber Co. (The)
5.13%, 11/15/2023	614,000	621,675
Icahn Enterprises LP
6.25%, 2/1/2022	680,000	700,400
Panther BF Aggregator 2 LP
6.25%, 5/15/2026(a)	500,000	518,750
8.50%, 5/15/2027(a)	902,000	879,450
		3,317,008
Automobiles - 0.8%
Tesla, Inc.
5.30%, 8/15/2025(a)	1,066,000	951,405

Chemicals - 0.9%
NOVA Chemicals Corp.
4.88%, 6/1/2024(a)	391,000	401,264
5.25%, 6/1/2027(a)	675,000	704,531
		1,105,795
Commercial Services & Supplies - 0.9%
Aramark Services, Inc.
5.00%, 2/1/2028(a)	500,000	519,375
West Corp.
8.50%, 10/15/2025(a)	611,000	473,525
		992,900
Communications Equipment - 1.0%
CommScope Technologies LLC
6.00%, 6/15/2025(a)	1,057,000	943,372
CommScope, Inc.
6.00%, 3/1/2026(a)	183,000	186,386
		1,129,758
Construction & Engineering - 0.5%
Brand Industrial Services, Inc.
8.50%, 7/15/2025(a)	617,000	543,731

Consumer Finance - 2.5%
Ally Financial, Inc.
5.75%, 11/20/2025	821,000	940,045
Navient Corp.
6.50%, 6/15/2022	883,000	955,847
Springleaf Finance Corp.
7.13%, 3/15/2026	944,000	1,076,632
		2,972,524
Containers & Packaging - 2.8%
Ball Corp.
4.38%, 12/15/2020	637,000	651,332
5.25%, 7/1/2025	466,000	523,085
Mauser Packaging Solutions Holding Co.
5.50%, 4/15/2024(a)	391,000	401,753
7.25%, 4/15/2025(a)	789,000	753,495
Reynolds Group Issuer, Inc.
5.13%, 7/15/2023(a)	915,000	940,666
		3,270,331
Diversified Financial Services - 2.6%
Allied Universal Holdco LLC
6.63%, 7/15/2026(a)	350,000	371,875
9.75%, 7/15/2027(a)	488,000	511,180
Refinitiv US Holdings, Inc.
6.25%, 5/15/2026(a)	645,000	702,244
8.25%, 11/15/2026(a)	700,000	787,500
Verscend Escrow Corp.
9.75%, 8/15/2026(a)	660,000	706,583
		3,079,382
Diversified Telecommunication Services - 4.2%
CCO Holdings LLC
5.13%, 5/1/2027(a)	1,434,000	1,516,441
5.00%, 2/1/2028(a)	1,170,000	1,228,500
CenturyLink, Inc.
Series Y, 7.50%, 4/1/2024	597,000	662,658
Frontier Communications Corp.
10.50%, 9/15/2022	854,000	444,080
11.00%, 9/15/2025	2,093,000	1,062,197
		4,913,876
Electric Utilities - 1.3%
Vistra Operations Co. LLC
5.63%, 2/15/2027(a)	753,000	797,239
5.00%, 7/31/2027(a)	650,000	671,125
		1,468,364
Energy Equipment & Services - 0.9%
McDermott Technology Americas, Inc.
10.63%, 5/1/2024(a)	495,000	349,594
Valaris plc
7.75%, 2/1/2026	681,000	432,299
5.75%, 10/1/2044	538,000	269,000
		1,050,893
Entertainment - 1.8%
Netflix, Inc.
4.88%, 4/15/2028	983,000	1,028,463
5.88%, 11/15/2028	953,000	1,066,169
		2,094,632
Equity Real Estate Investment Trusts (REITs) - 3.0%
Brookfield Property REIT, Inc.
5.75%, 5/15/2026(a)	652,000	686,230
Iron Mountain, Inc.
4.88%, 9/15/2027(a)	606,000	622,289
MGM Growth Properties Operating Partnership LP
5.63%, 5/1/2024	611,000	667,518
SBA Communications Corp.
4.88%, 9/1/2024	947,000	980,145
Uniti Group LP
8.25%, 10/15/2023	666,000	589,410
		3,545,592
Food & Staples Retailing - 1.7%
Albertsons Cos. LLC
6.63%, 6/15/2024	402,000	421,095
5.75%, 3/15/2025	756,000	774,900

Investments	Principal Amount ($)	Value ($)
Rite Aid Corp.
6.13%, 4/1/2023(a)	987,000	797,003
		1,992,998
Food Products - 2.2%
JBS USA LUX SA
6.50%, 4/15/2029(a)	150,000	166,125
5.50%, 1/15/2030(a)	200,000	212,000
NBM US Holdings, Inc.
7.00%, 5/14/2026(a)	350,000	357,406
Post Holdings, Inc.
5.00%, 8/15/2026(a)	1,493,000	1,556,453
5.75%, 3/1/2027(a)	300,000	318,750
		2,610,734
Health Care Providers & Services - 9.7%
Centene Corp.
5.63%, 2/15/2021	818,000	829,247
5.38%, 6/1/2026(a)	1,090,000	1,165,265
Community Health Systems, Inc.
6.25%, 3/31/2023	1,973,000	1,909,075
DaVita, Inc.
5.00%, 5/1/2025	700,000	700,875
Envision Healthcare Corp.
8.75%, 10/15/2026(a)	690,000	376,050
HCA, Inc.
5.38%, 2/1/2025	1,447,000	1,606,170
5.63%, 9/1/2028	820,000	933,006
MPH Acquisition Holdings LLC
7.13%, 6/1/2024(a)	861,000	769,570
RegionalCare Hospital Partners Holdings, Inc.
9.75%, 12/1/2026(a)	876,000	936,225
Tenet Healthcare Corp.
6.75%, 6/15/2023	1,061,000	1,090,178
4.88%, 1/1/2026(a)	300,000	308,280
WellCare Health Plans, Inc.
5.25%, 4/1/2025	780,000	816,699
		11,440,640
Health Care Technology - 1.1%
IQVIA, Inc.
5.00%, 10/15/2026(a)	717,000	756,435
5.00%, 5/15/2027(a)	540,000	570,375
		1,326,810
Hotels, Restaurants & Leisure - 8.6%
1011778 BC ULC
4.25%, 5/15/2024(a)	1,656,000	1,709,423
5.00%, 10/15/2025(a)	786,000	811,545
Caesars Resort Collection LLC
5.25%, 10/15/2025(a)	566,000	575,905
ESH Hospitality, Inc.
REIT, 5.25%, 5/1/2025(a)	232,000	239,830
Golden Nugget, Inc.
6.75%, 10/15/2024(a)	716,000	732,110
Hilton Domestic Operating Co., Inc.
5.13%, 5/1/2026	949,000	1,001,670
4.88%, 1/15/2030(a)	370,000	395,900
KFC Holding Co.
5.00%, 6/1/2024(a)	130,000	134,387
5.25%, 6/1/2026(a)	566,000	598,545
MGM Resorts International
6.00%, 3/15/2023	843,000	927,300
Scientific Games International, Inc.
10.00%, 12/1/2022	589,000	611,087
5.00%, 10/15/2025(a)	673,000	695,371
Six Flags Entertainment Corp.
4.88%, 7/31/2024(a)	603,000	624,105
Wynn Las Vegas LLC
5.50%, 3/1/2025(a)	1,027,000	1,083,485
		10,140,663
Household Products - 0.5%
Spectrum Brands, Inc.
5.75%, 7/15/2025	574,000	596,960

Independent Power and Renewable Electricity Producers - 0.5%
Calpine Corp.
5.25%, 6/1/2026(a)	415,000	420,188
NRG Energy, Inc.
6.63%, 1/15/2027	198,000	213,840
		634,028
Insurance - 0.6%
HUB International Ltd.
7.00%, 5/1/2026(a)	708,000	718,620

Interactive Media & Services - 0.5%
Rackspace Hosting, Inc.
8.63%, 11/15/2024(a)	686,000	629,405

IT Services - 2.3%
Banff Merger Sub, Inc.
9.75%, 9/1/2026(a)	650,000	591,500
Exela Intermediate LLC
10.00%, 7/15/2023(a)	508,000	317,500
Zayo Group LLC
6.00%, 4/1/2023	172,000	177,397
5.75%, 1/15/2027(a)	1,528,000	1,558,560
		2,644,957
Leisure Products - 0.8%
Mattel, Inc.
6.75%, 12/31/2025(a)	888,000	912,420

Life Sciences Tools & Services - 1.5%
Avantor, Inc.
6.00%, 10/1/2024(a)	380,000	407,550
9.00%, 10/1/2025(a)	1,193,000	1,342,125
		1,749,675
Machinery - 0.5%
Navistar International Corp.
6.63%, 11/1/2025(a)	623,000	630,787

Media - 10.3%
AMC Networks, Inc.
5.00%, 4/1/2024	600,000	618,000
Clear Channel Worldwide Holdings, Inc.
9.25%, 2/15/2024(a)	1,065,000	1,167,506
5.13%, 8/15/2027(a)	200,000	209,250
CSC Holdings LLC
10.88%, 10/15/2025(a)	980,000	1,112,300
6.50%, 2/1/2029(a)	453,000	507,643
Diamond Sports Group LLC
5.38%, 8/15/2026(a)	1,000,000	1,050,000
6.63%, 8/15/2027(a)	880,000	921,800
DISH DBS Corp.
5.88%, 11/15/2024	1,059,000	1,007,427
7.75%, 7/1/2026	1,139,000	1,119,067
iHeartCommunications, Inc.
8.38%, 5/1/2027	660,000	711,975

Investments	Principal Amount ($)	Value ($)
Meredith Corp.
6.88%, 2/1/2026	730,000	770,150
Nexstar Escrow, Inc.
5.63%, 7/15/2027(a)	320,000	333,600
Sirius XM Radio, Inc.
4.63%, 7/15/2024(a)	350,000	365,313
5.00%, 8/1/2027(a)	792,000	835,560
Tribune Media Co.
5.88%, 7/15/2022	619,000	628,093
Univision Communications, Inc.
5.13%, 2/15/2025(a)	725,000	699,545
		12,057,229
Metals & Mining - 1.4%
First Quantum Minerals Ltd.
7.25%, 4/1/2023(a)	700,000	658,000
7.50%, 4/1/2025(a)	506,000	462,990
Novelis Corp.
6.25%, 8/15/2024(a)	170,000	178,075
5.88%, 9/30/2026(a)	300,000	316,875
		1,615,940
Oil, Gas & Consumable Fuels - 4.7%
Antero Resources Corp.
5.13%, 12/1/2022	586,000	539,120
California Resources Corp.
8.00%, 12/15/2022(a)	1,126,000	647,450
Cheniere Corpus Christi Holdings LLC
5.88%, 3/31/2025	824,000	918,760
5.13%, 6/30/2027	828,000	913,905
Chesapeake Energy Corp.
8.00%, 1/15/2025	732,000	554,490
8.00%, 6/15/2027	672,000	485,527
CrownRock LP
5.63%, 10/15/2025(a)	354,000	350,460
EP Energy LLC
9.38%, 5/1/2024(a)	484,000	36,300
7.75%, 5/15/2026(a)	484,000	404,140
Matador Resources Co.
5.88%, 9/15/2026	550,000	532,813
Targa Resources Partners LP
5.88%, 4/15/2026	133,000	139,317
		5,522,282
Pharmaceuticals - 2.8%
Bausch Health Cos., Inc.
7.00%, 3/15/2024(a)	500,000	528,080
6.13%, 4/15/2025(a)	1,445,000	1,488,350
Endo Dac
6.00%, 7/15/2023(a)	737,000	486,420
Par Pharmaceutical, Inc.
7.50%, 4/1/2027(a)	830,000	773,975
		3,276,825
Professional Services - 0.5%
Jaguar Holding Co. II
6.38%, 8/1/2023(a)	616,000	636,020

Real Estate Management & Development - 0.5%
Howard Hughes Corp. (The)
5.38%, 3/15/2025(a)	569,000	586,070

Road & Rail - 1.3%
Hertz Corp. (The)
7.63%, 6/1/2022(a)	764,000	795,553
Uber Technologies, Inc.
8.00%, 11/1/2026(a)	690,000	725,794
		1,521,347
Software - 3.0%
Change Healthcare Holdings LLC
5.75%, 3/1/2025(a)	525,000	528,391
Infor US, Inc.
6.50%, 5/15/2022	880,000	894,300
Solera LLC
10.50%, 3/1/2024(a)	936,000	992,160
SS&C Technologies, Inc.
5.50%, 9/30/2027(a)	1,075,000	1,128,750
		3,543,601
Specialty Retail - 2.6%
PetSmart, Inc.
7.13%, 3/15/2023(a)	924,000	859,320
5.88%, 6/1/2025(a)	666,000	652,680
Staples, Inc.
7.50%, 4/15/2026(a)	1,000,000	1,010,000
10.75%, 4/15/2027(a)	500,000	505,000
		3,027,000
Technology Hardware, Storage & Peripherals - 1.8%
Dell International LLC
5.88%, 6/15/2021(a)	1,063,000	1,080,569
7.13%, 6/15/2024(a)	694,000	731,628
Xerox Corp.
4.12%, 3/15/2023(b)	291,000	296,093
		2,108,290
Thrifts & Mortgage Finance - 0.8%
Quicken Loans, Inc.
5.75%, 5/1/2025(a)	248,000	258,540
5.25%, 1/15/2028(a)	668,000	693,050
		951,590
Trading Companies & Distributors - 2.1%
Beacon Roofing Supply, Inc.
4.88%, 11/1/2025(a)	306,000	301,793
Herc Holdings, Inc.
5.50%, 7/15/2027(a)	500,000	517,500
United Rentals North America, Inc.
6.50%, 12/15/2026	237,000	257,737
4.88%, 1/15/2028	1,289,000	1,351,839
		2,428,869
Wireless Telecommunication Services - 3.4%
Sprint Corp.
7.88%, 9/15/2023	1,703,000	1,915,875
T-Mobile USA, Inc.
6.38%, 3/1/2025	700,000	724,850
6.50%, 1/15/2026	1,278,000	1,373,850
		4,014,575
TOTAL CORPORATE BONDS (Cost $113,965,996)		112,911,152

SHORT-TERM INVESTMENTS - 2.2%

REPURCHASE AGREEMENTS(c) - 2.2%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $2,587,228 (Cost $2,586,617)	2,586,617	2,586,617

Investments	Principal Amount ($)	Value ($)
Total Investments - 98.2% (Cost $116,552,613)		115,497,769
Other Assets Less Liabilities - 1.8%		2,092,772
Net Assets - 100.0%		117,590,541

(a)         Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.

(b)         Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of August 31, 2019.

(c)          The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

High Yield-Interest Rate Hedged had the following open short futures contracts as of August 31, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
U.S. Treasury 10 Year Note	84	12/19/2019	USD	$11,064,375	$(9,842)
U.S. Treasury 2 Year Note	230	12/31/2019	USD	49,706,953	(20,929)
U.S. Treasury 5 Year Note	459	12/31/2019	USD	55,069,242	(45,066)
					$(75,837)

Abbreviations

USD                                               U.S. Dollar

Inflation Expectations ETF

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

U.S. TREASURY OBLIGATIONS - 97.4%

U.S. Treasury Inflation Linked Bonds
1.00%, 2/15/2049(a) (Cost $42,599,933)	40,443,600	47,898,809

SHORT-TERM INVESTMENTS - 1.0%

REPURCHASE AGREEMENTS(b) - 1.0%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $500,069 (Cost $499,949)	499,949	499,949

Total Investments - 98.4% (Cost $43,099,882)		48,398,758
Other Assets Less Liabilities - 1.6%		765,049
Net Assets - 100.0%		49,163,807

(a)         The security or a portion of this security is on loan at August 31, 2019. The total value of securities on loan at August 31, 2019 was $13,042,813, collateralized in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% – 3.63%, and maturity dates ranging from April 15, 2020 – February 15, 2047; a total value of $13,193,924.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Inflation Expectations ETF had the following open non-exchange traded total return swap agreements as of August 31, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
672,256	12/6/2019	Citibank NA	1.95%	FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (long exposure to 30-year Treasury Inflation-Protected Securities (TIPS) bond)(3)	410,313
43,778,966	12/6/2019	Citibank NA	(1.86)%	FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (long exposure to 30-year Treasury Bond inverse index)(4)	(6,777,309)
681,300	12/6/2019	Societe Generale	2.26%	FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (long exposure to 30-year Treasury Inflation-Protected Securities (TIPS) bond)(3)	354,883
24,361,847	12/6/2019	Societe Generale	(1.71)%	FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (long exposure to 30-year Treasury Bond inverse index)(4)	(3,661,293)
69,494,369					(9,673,406)
				Total Unrealized Appreciation	765,196
				Total Unrealized Depreciation	(10,438,602)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(3)         See the U.S. Treasury Obligations section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

(4)         Certain underlying component disclosures related to this index may be found on the website at www.proshares.com/media/FTSE30-Year_TIPS_August.pdf.

Investment Grade-Interest Rate Hedged

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

CORPORATE BONDS - 95.5%

Aerospace & Defense - 1.9%
Embraer Netherlands Finance BV
5.05%, 6/15/2025	561,000	612,898
Lockheed Martin Corp.
4.07%, 12/15/2042	719,000	847,161
United Technologies Corp.
6.13%, 7/15/2038	616,000	866,125
5.70%, 4/15/2040	2,047,000	2,763,319
4.50%, 6/1/2042	275,000	331,861
		5,421,364
Air Freight & Logistics - 0.6%
United Parcel Service, Inc.
6.20%, 1/15/2038	1,164,000	1,629,315

Automobiles - 1.4%
Daimler Finance North America LLC
8.50%, 1/18/2031	868,000	1,299,165
Ford Motor Co.
7.45%, 7/16/2031	407,000	481,353
4.75%, 1/15/2043	1,000,000	902,200
General Motors Co.
6.25%, 10/2/2043	107,000	120,282
5.20%, 4/1/2045	1,103,000	1,124,421
		3,927,421
Banks - 29.3%
Banco Santander SA
4.25%, 4/11/2027	1,731,000	1,875,198
3.80%, 2/23/2028	572,000	605,751
4.38%, 4/12/2028	576,000	633,362
Bank of America Corp.
Series L, 3.95%, 4/21/2025	1,217,000	1,299,182
4.45%, 3/3/2026	513,000	564,331
3.50%, 4/19/2026	535,000	572,745
4.25%, 10/22/2026	985,000	1,075,056
6.11%, 1/29/2037	626,000	837,782
7.75%, 5/14/2038	902,000	1,407,960
5.88%, 2/7/2042	632,000	905,712
5.00%, 1/21/2044	1,235,000	1,607,259
Barclays plc
3.65%, 3/16/2025	692,000	704,913
4.38%, 1/12/2026	3,061,000	3,230,491
5.25%, 8/17/2045	140,000	156,775
4.95%, 1/10/2047	130,000	142,700
Citigroup, Inc.
3.88%, 3/26/2025	120,000	126,737
4.40%, 6/10/2025	1,046,000	1,135,952
5.50%, 9/13/2025	102,000	116,884
3.70%, 1/12/2026	926,000	997,644
4.60%, 3/9/2026	300,000	330,097
3.40%, 5/1/2026	801,000	847,109
4.30%, 11/20/2026	931,000	1,015,792
4.45%, 9/29/2027	2,523,000	2,775,826
5.88%, 1/30/2042	557,000	783,561
Cooperatieve Rabobank UA
4.38%, 8/4/2025	156,000	168,076
3.75%, 7/21/2026	183,000	191,554
5.75%, 12/1/2043	1,562,000	2,141,339
5.25%, 8/4/2045	1,925,000	2,496,706
Credit Suisse Group Funding Guernsey Ltd.
3.75%, 3/26/2025	759,000	802,138
4.55%, 4/17/2026	1,955,000	2,165,771
4.88%, 5/15/2045	390,000	493,436
Fifth Third Bancorp
8.25%, 3/1/2038	556,000	863,236
HSBC Bank USA NA
5.88%, 11/1/2034	1,496,000	1,952,846
HSBC Holdings plc
4.25%, 8/18/2025	124,000	131,228
4.30%, 3/8/2026	117,000	127,326
3.90%, 5/25/2026	1,014,000	1,085,317
6.50%, 5/2/2036	1,116,000	1,493,527
6.80%, 6/1/2038	478,000	675,596
5.25%, 3/14/2044	1,807,000	2,239,564
ING Groep NV
3.95%, 3/29/2027	2,039,000	2,217,869
JPMorgan Chase & Co.
4.25%, 10/1/2027	354,000	395,293
6.40%, 5/15/2038	100,000	145,734
5.50%, 10/15/2040	1,476,000	2,022,739
5.60%, 7/15/2041	1,033,000	1,438,073
5.40%, 1/6/2042	748,000	1,021,789
5.63%, 8/16/2043	133,000	182,192
4.85%, 2/1/2044	750,000	971,481
4.95%, 6/1/2045	1,459,000	1,875,584
Lloyds Banking Group plc
4.45%, 5/8/2025	266,000	286,711
4.58%, 12/10/2025	769,000	807,009
4.65%, 3/24/2026	701,000	739,715
3.75%, 1/11/2027	1,030,000	1,075,002
4.55%, 8/16/2028	750,000	827,239
4.34%, 1/9/2048	1,600,000	1,609,910
Mitsubishi UFJ Financial Group, Inc.
3.85%, 3/1/2026	2,777,000	3,014,246
2.76%, 9/13/2026	300,000	305,628
3.68%, 2/22/2027	1,646,000	1,783,511
3.29%, 7/25/2027	300,000	318,216
3.96%, 3/2/2028	300,000	333,956
4.05%, 9/11/2028	300,000	337,459
3.74%, 3/7/2029	300,000	331,303
3.75%, 7/18/2039	300,000	327,366
Mizuho Financial Group, Inc.
2.84%, 9/13/2026	617,000	634,200
3.17%, 9/11/2027	1,321,000	1,388,605
National Australia Bank Ltd.
2.50%, 7/12/2026	672,000	686,557
PNC Bank NA
4.05%, 7/26/2028	772,000	864,107
Royal Bank of Scotland Group plc
4.80%, 4/5/2026	829,000	904,946
Sumitomo Mitsui Financial Group, Inc.
3.78%, 3/9/2026	2,021,000	2,184,962
2.63%, 7/14/2026	1,454,000	1,469,776
3.01%, 10/19/2026	401,000	415,451
3.45%, 1/11/2027	811,000	863,606
3.36%, 7/12/2027	438,000	465,624
Wells Fargo & Co.
3.55%, 9/29/2025	493,000	524,472
3.00%, 4/22/2026	1,867,000	1,932,930
4.10%, 6/3/2026	1,428,000	1,546,369
3.00%, 10/23/2026	1,796,000	1,866,310
5.38%, 11/2/2043	138,000	182,163

Investments	Principal Amount ($)	Value ($)
4.65%, 11/4/2044	328,000	393,911
4.40%, 6/14/2046	750,000	870,522
4.75%, 12/7/2046	204,000	249,920
Wells Fargo Bank NA
6.60%, 1/15/2038	157,000	230,408
Westpac Banking Corp.
2.85%, 5/13/2026	1,880,000	1,959,204
2.70%, 8/19/2026	523,000	542,330
		83,320,877
Beverages - 1.1%
Anheuser-Busch InBev Worldwide, Inc.
4.95%, 1/15/2042	338,000	405,064
3.75%, 7/15/2042	1,381,000	1,421,987
Coca-Cola Co. (The)
2.88%, 10/27/2025	525,000	553,094
2.25%, 9/1/2026	768,000	785,690
		3,165,835
Biotechnology - 0.3%
AbbVie, Inc.
4.40%, 11/6/2042	750,000	793,885

Capital Markets - 6.1%
Goldman Sachs Group, Inc. (The)
4.25%, 10/21/2025	326,000	351,579
6.75%, 10/1/2037	3,560,000	4,876,130
6.25%, 2/1/2041	1,436,000	2,037,482
5.15%, 5/22/2045	750,000	910,009
Jefferies Group LLC
4.15%, 1/23/2030	493,000	498,914
Morgan Stanley
4.00%, 7/23/2025	1,294,000	1,401,531
5.00%, 11/24/2025	1,693,000	1,909,878
3.88%, 1/27/2026	1,785,000	1,929,747
3.13%, 7/27/2026	119,000	123,592
4.35%, 9/8/2026	809,000	885,639
3.63%, 1/20/2027	154,000	164,722
4.30%, 1/27/2045	1,558,000	1,843,354
State Street Corp.
3.55%, 8/18/2025	434,000	466,941
		17,399,518
Chemicals - 0.3%
Dow Chemical Co. (The)
7.38%, 11/1/2029	589,000	787,287

Communications Equipment - 1.1%
Cisco Systems, Inc.
5.90%, 2/15/2039	1,039,000	1,508,912
5.50%, 1/15/2040	1,056,000	1,480,948
		2,989,860
Consumer Finance - 0.8%
American Express Co.
4.05%, 12/3/2042	407,000	485,186
Ford Motor Credit Co. LLC
4.13%, 8/4/2025	100,000	100,773
4.39%, 1/8/2026	1,685,000	1,713,230
		2,299,189
Diversified Financial Services - 4.3%
Berkshire Hathaway, Inc.
4.50%, 2/11/2043	780,000	980,821
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/2025	1,500,000	1,519,423
4.42%, 11/15/2035	2,185,000	2,221,632
Shell International Finance BV
3.25%, 5/11/2025	961,000	1,021,480
2.88%, 5/10/2026	153,000	160,279
2.50%, 9/12/2026	107,000	110,073
6.38%, 12/15/2038	1,291,000	1,910,400
5.50%, 3/25/2040	440,000	597,043
4.55%, 8/12/2043	559,000	692,643
4.38%, 5/11/2045	1,842,000	2,255,985
4.00%, 5/10/2046	575,000	675,415
3.75%, 9/12/2046	115,000	131,010
		12,276,204
Diversified Telecommunication Services - 5.6%
AT&T, Inc.
5.35%, 9/1/2040	1,450,000	1,726,874
5.55%, 8/15/2041	220,000	265,858
Telefonica Emisiones SA
4.10%, 3/8/2027	237,000	259,320
7.05%, 6/20/2036	2,165,000	2,950,698
4.90%, 3/6/2048	1,700,000	1,899,659
Verizon Communications, Inc.
2.63%, 8/15/2026	371,000	379,194
4.13%, 3/16/2027	1,358,000	1,515,001
4.50%, 8/10/2033	1,296,000	1,529,191
4.27%, 1/15/2036	1,351,000	1,548,093
5.25%, 3/16/2037	450,000	569,135
4.13%, 8/15/2046	745,000	846,492
4.86%, 8/21/2046	1,752,000	2,180,061
4.52%, 9/15/2048	125,000	150,346
5.01%, 4/15/2049	115,000	146,814
		15,966,736
Electric Utilities - 1.0%
Duke Energy Florida LLC
6.40%, 6/15/2038	986,000	1,480,931
FirstEnergy Corp.
Series C, 7.38%, 11/15/2031	1,008,000	1,444,896
		2,925,827
Energy Equipment & Services - 0.6%
Baker Hughes a GE Co. LLC
5.13%, 9/15/2040	762,000	859,040
Halliburton Co.
7.45%, 9/15/2039	611,000	862,855
		1,721,895
Entertainment - 2.0%
NBCUniversal Media LLC
4.45%, 1/15/2043	1,232,000	1,446,768
TWDC Enterprises 18 Corp.
3.00%, 2/13/2026	104,000	109,669
1.85%, 7/30/2026	1,330,000	1,314,395
2.95%, 6/15/2027(a)	750,000	806,942
4.13%, 6/1/2044	292,000	355,764
Viacom, Inc.
6.88%, 4/30/2036	137,000	184,340
4.38%, 3/15/2043	1,475,000	1,563,739
		5,781,617
Equity Real Estate Investment Trusts (REITs) - 0.4%
Weyerhaeuser Co.
7.38%, 3/15/2032	880,000	1,252,404

Food & Staples Retailing - 1.0%
Walmart, Inc.
5.25%, 9/1/2035	737,000	997,613

Investments	Principal Amount ($)	Value ($)
6.50%, 8/15/2037	1,088,000	1,680,547
		2,678,160
Food Products - 0.7%
JM Smucker Co. (The)
3.50%, 3/15/2025	852,000	895,513
Kraft Heinz Foods Co.
5.00%, 6/4/2042	721,000	743,541
Unilever Capital Corp.
5.90%, 11/15/2032	171,000	236,183
		1,875,237
Health Care Equipment & Supplies - 1.4%
Medtronic, Inc.
3.50%, 3/15/2025	781,000	842,918
4.38%, 3/15/2035	592,000	719,300
4.63%, 3/15/2045	1,932,000	2,510,588
		4,072,806
Health Care Providers & Services - 2.4%
Anthem, Inc.
4.65%, 1/15/2043	674,000	767,419
Ascension Health
3.95%, 11/15/2046	258,000	309,663
HCA, Inc.
5.25%, 4/15/2025	411,000	459,729
UnitedHealth Group, Inc.
3.75%, 7/15/2025	248,000	269,765
3.10%, 3/15/2026	332,000	350,801
3.85%, 6/15/2028	750,000	834,463
4.63%, 7/15/2035	839,000	1,030,186
6.88%, 2/15/2038	612,000	923,120
4.75%, 7/15/2045	1,476,000	1,842,432
		6,787,578
Industrial Conglomerates - 1.5%
General Electric Co.
6.75%, 3/15/2032	553,000	677,994
5.88%, 1/14/2038	210,000	242,480
6.88%, 1/10/2039	750,000	955,479
4.13%, 10/9/2042	725,000	694,786
4.50%, 3/11/2044	1,750,000	1,768,526
		4,339,265
Insurance - 1.2%
AXA SA
8.60%, 12/15/2030	616,000	896,280
Manulife Financial Corp.
4.15%, 3/4/2026	552,000	612,019
MetLife, Inc.
4.05%, 3/1/2045	1,751,000	2,004,557
		3,512,856
IT Services - 0.6%
International Business Machines Corp.
3.45%, 2/19/2026	287,000	308,041
4.00%, 6/20/2042	1,312,000	1,479,827
		1,787,868
Machinery - 0.4%
Caterpillar, Inc.
3.80%, 8/15/2042	978,000	1,129,792

Media - 2.6%
Comcast Corp.
4.25%, 1/15/2033	1,301,000	1,511,184
6.50%, 11/15/2035	236,000	334,467
4.65%, 7/15/2042	1,160,000	1,414,966
4.75%, 3/1/2044	803,000	990,823
Time Warner Cable LLC
7.30%, 7/1/2038	927,000	1,188,812
6.75%, 6/15/2039	1,187,000	1,459,554
Time Warner Entertainment Co. LP
8.38%, 7/15/2033	396,000	555,472
		7,455,278
Metals & Mining - 3.1%
BHP Billiton Finance USA Ltd.
4.13%, 2/24/2042	1,412,000	1,674,247
5.00%, 9/30/2043	507,000	669,835
Rio Tinto Finance USA Ltd.
5.20%, 11/2/2040	512,000	674,178
Southern Copper Corp.
6.75%, 4/16/2040	635,000	833,542
5.25%, 11/8/2042	1,126,000	1,298,902
5.88%, 4/23/2045	101,000	125,286
Vale Overseas Ltd.
6.25%, 8/10/2026	1,240,000	1,428,170
6.88%, 11/21/2036	590,000	738,238
6.88%, 11/10/2039	1,043,000	1,315,494
		8,757,892
Multiline Retail - 0.7%
Target Corp.
2.50%, 4/15/2026	904,000	932,338
4.00%, 7/1/2042	349,000	409,003
3.63%, 4/15/2046	600,000	674,686
		2,016,027
Multi-Utilities - 0.6%
Berkshire Hathaway Energy Co.
6.13%, 4/1/2036	1,186,000	1,676,878

Oil, Gas & Consumable Fuels - 6.2%
Anadarko Petroleum Corp.
6.45%, 9/15/2036	1,050,000	1,321,174
BP Capital Markets plc
3.51%, 3/17/2025	343,000	365,692
Canadian Natural Resources Ltd.
6.25%, 3/15/2038	596,000	765,181
Cenovus Energy, Inc.
6.75%, 11/15/2039	831,000	1,027,068
CNOOC Finance 2015 USA LLC
3.50%, 5/5/2025	1,000,000	1,050,000
4.38%, 5/2/2028	475,000	534,153
ConocoPhillips
6.50%, 2/1/2039	1,684,000	2,473,378
ConocoPhillips Holding Co.
6.95%, 4/15/2029	452,000	622,640
Ecopetrol SA
5.88%, 5/28/2045	1,057,000	1,241,986
Hess Corp.
5.60%, 2/15/2041	395,000	439,198
Kinder Morgan Energy Partners LP
6.95%, 1/15/2038	862,000	1,144,396
Kinder Morgan, Inc.
7.75%, 1/15/2032	577,000	810,686
Nexen, Inc.
6.40%, 5/15/2037	333,000	473,230
Phillips 66
5.88%, 5/1/2042	202,000	267,504
Suncor Energy, Inc.
6.50%, 6/15/2038	716,000	1,006,856

Investments	Principal Amount ($)	Value ($)
Total Capital SA
3.88%, 10/11/2028	600,000	678,233
TransCanada PipeLines Ltd.
6.20%, 10/15/2037	277,000	362,868
7.63%, 1/15/2039	500,000	746,017
Valero Energy Corp.
6.63%, 6/15/2037	918,000	1,212,896
Williams Cos., Inc. (The)
6.30%, 4/15/2040	865,000	1,090,469
		17,633,625
Pharmaceuticals - 6.4%
AstraZeneca plc
3.38%, 11/16/2025	1,235,000	1,309,523
6.45%, 9/15/2037	1,109,000	1,589,828
4.00%, 9/18/2042	421,000	472,944
4.38%, 11/16/2045	600,000	713,153
GlaxoSmithKline Capital, Inc.
3.88%, 5/15/2028	1,250,000	1,399,612
6.38%, 5/15/2038	2,107,000	3,078,330
Merck & Co., Inc.
4.15%, 5/18/2043	1,128,000	1,369,750
Novartis Capital Corp.
4.40%, 5/6/2044	743,000	936,953
Pfizer, Inc.
2.75%, 6/3/2026	709,000	739,233
3.00%, 12/15/2026	1,256,000	1,328,586
4.00%, 12/15/2036	114,000	132,432
7.20%, 3/15/2039	2,547,000	4,051,743
Wyeth LLC
5.95%, 4/1/2037	677,000	944,051
		18,066,138
Software - 2.0%
Microsoft Corp.
4.50%, 10/1/2040	852,000	1,091,899
5.30%, 2/8/2041	544,000	766,738
Oracle Corp.
6.50%, 4/15/2038	407,000	604,279
6.13%, 7/8/2039	1,027,000	1,463,962
5.38%, 7/15/2040	1,290,000	1,729,147
		5,656,025
Specialty Retail - 1.0%
Home Depot, Inc. (The)
5.88%, 12/16/2036	1,982,000	2,796,820

Technology Hardware, Storage & Peripherals - 2.4%
Apple, Inc.
3.20%, 5/13/2025	2,445,000	2,606,039
3.85%, 5/4/2043	1,374,000	1,567,437
4.45%, 5/6/2044	320,000	396,557
3.45%, 2/9/2045	1,443,000	1,560,924
4.38%, 5/13/2045	100,000	123,079
HP, Inc.
6.00%, 9/15/2041	415,000	465,024
		6,719,060
Tobacco - 0.8%
Altria Group, Inc.
5.38%, 1/31/2044	1,044,000	1,234,614
Philip Morris International, Inc.
6.38%, 5/16/2038	300,000	411,526
4.25%, 11/10/2044	575,000	628,795
		2,274,935
Wireless Telecommunication Services - 3.7%
America Movil SAB de CV
6.13%, 3/30/2040	1,486,000	2,064,709
4.38%, 7/16/2042	714,000	829,117
Telefonica Europe BV
8.25%, 9/15/2030	103,000	150,155
Vodafone Group plc
4.13%, 5/30/2025	751,000	815,050
4.38%, 5/30/2028	1,412,000	1,583,796
6.15%, 2/27/2037	1,280,000	1,635,197
5.00%, 5/30/2038	804,000	930,874
5.25%, 5/30/2048	2,190,000	2,620,391
		10,629,289
TOTAL CORPORATE BONDS (Cost $244,073,349)		271,524,763

Shares
SECURITIES LENDING REINVESTMENTS(b) - 0.3%

INVESTMENT COMPANIES - 0.3%
BlackRock Liquidity FedFund, Institutional Class 2.02% (Cost $749,250)	749,250	749,250

	Principal Amount ($)
SHORT-TERM INVESTMENTS - 1.9%

REPURCHASE AGREEMENTS(c) - 1.9%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $5,427,466 (Cost $5,426,183)	5,426,183	5,426,183

Total Investments - 97.7% (Cost $250,248,782)		277,700,196
Other Assets Less Liabilities - 2.3%		6,446,182
Net Assets - 100.0%		284,146,378

(a)         The security or a portion of this security is on loan at August 31, 2019. The total value of securities on loan at August 31, 2019 was $726,248, collateralized in the form of cash with a value of $749,250 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.

(b)         The security was purchased with cash collateral held from securities on loan at August 31, 2019. The total value of securities purchased was $749,250.

(c)          The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

Investment Grade-Interest Rate Hedged had the following open short futures contracts as of August 31, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
U.S. Treasury 10 Year Note	782	12/19/2019	USD	$103,004,063	$(78,197)
U.S. Treasury Long Bond	829	12/19/2019	USD	136,992,250	(45,760)
U.S. Treasury Ultra Bond	174	12/19/2019	USD	34,354,125	(53,452)
					$(177,409)

Abbreviations

USD                                               U.S. Dollar

K-1 Free Crude Oil Strategy ETF

Consolidated Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 80.6%

REPURCHASE AGREEMENTS(a) - 80.6%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $8,041,537 (Cost $8,039,635)	8,039,635	8,039,635

Total Investments - 80.6% (Cost $8,039,635)		8,039,635
Other Assets Less Liabilities - 19.4%		1,934,489
Net Assets - 100.0%		9,974,124

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

K-1 Free Crude Oil Strategy ETF had the following open long futures contracts as of August 31, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
WTI Crude Oil	181	9/20/2019	USD	$9,973,100	$204,790

Abbreviations

USD                       U.S. Dollar

Large Cap Core Plus

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 95.2%

Aerospace & Defense - 3.1%
Arconic, Inc.	35,635	920,808
Boeing Co. (The)	9,106	3,315,404
General Dynamics Corp.	9,003	1,722,004
Huntington Ingalls Industries, Inc.	8,777	1,834,393
L3Harris Technologies, Inc.	4,341	917,731
Lockheed Martin Corp.	11,462	4,402,669
Northrop Grumman Corp.	4,927	1,812,495
Raytheon Co.	16,741	3,102,442
Textron, Inc.	20,048	902,160
United Technologies Corp.	35,328	4,601,119
		23,531,225
Air Freight & Logistics - 0.3%
CH Robinson Worldwide, Inc.	25,870	2,185,756

Airlines - 0.3%
United Airlines Holdings, Inc.*	30,226	2,548,354

Auto Components - 0.2%
BorgWarner, Inc.	37,552	1,225,322

Automobiles - 0.5%
Ford Motor Co.	219,048	2,008,670
General Motors Co.	8,427	312,557
Harley-Davidson, Inc.	36,733	1,171,783
		3,493,010
Banks - 5.2%
Bank of America Corp.	231,632	6,372,196
Citigroup, Inc.	26,988	1,736,678
Citizens Financial Group, Inc.	76,667	2,586,745
Comerica, Inc.	36,911	2,275,563
Fifth Third Bancorp	99,320	2,627,014
Huntington Bancshares, Inc.	185,049	2,451,899
JPMorgan Chase & Co.	55,128	6,056,362
KeyCorp	127,923	2,123,522
People’s United Financial, Inc.	127,694	1,834,963
PNC Financial Services Group, Inc. (The)	16,141	2,081,059
Regions Financial Corp.	174,393	2,549,626
SunTrust Banks, Inc.	36,904	2,269,965
SVB Financial Group*	6,435	1,252,380
Wells Fargo & Co.	58,343	2,717,033
		38,935,005
Beverages - 1.1%
Coca-Cola Co. (The)	47,180	2,596,787
Constellation Brands, Inc., Class A	14,707	3,005,376
Monster Beverage Corp.*	12,778	749,685
PepsiCo, Inc.	15,073	2,060,931
		8,412,779
Biotechnology - 2.4%
AbbVie, Inc.	51,939	3,414,470
Alexion Pharmaceuticals, Inc.*	2,813	283,438
Amgen, Inc.	3,925	818,834
Biogen, Inc.*	11,691	2,569,097
Celgene Corp.*	34,681	3,357,121
Gilead Sciences, Inc.	4,278	271,824
Incyte Corp.*	31,337	2,563,993
Regeneron Pharmaceuticals, Inc.*	4,647	1,347,862
Vertex Pharmaceuticals, Inc.*	18,302	3,294,726
		17,921,365
Building Products - 0.3%
Johnson Controls International plc	43,693	1,865,254
Masco Corp.	16,919	689,111
		2,554,365
Capital Markets - 2.4%
Ameriprise Financial, Inc.	19,766	2,549,419
Charles Schwab Corp. (The)	50,985	1,951,196
CME Group, Inc.	4,565	991,929
Franklin Resources, Inc.	14,320	376,330
Intercontinental Exchange, Inc.	36,819	3,441,840
MarketAxess Holdings, Inc.	780	310,143
Morgan Stanley	36,007	1,493,930
Nasdaq, Inc.	24,740	2,470,042
State Street Corp.	32,919	1,689,074
T. Rowe Price Group, Inc.	25,819	2,856,098
		18,130,001
Chemicals - 2.0%
Air Products & Chemicals, Inc.	1,624	366,894
Celanese Corp.	9,082	1,029,626
CF Industries Holdings, Inc.	35,392	1,705,541
Dow, Inc.	6,084	259,361
DuPont de Nemours, Inc.	5,666	384,892
Eastman Chemical Co.	29,333	1,917,498
International Flavors & Fragrances, Inc.(b)	19,193	2,106,432
Linde plc	23,664	4,470,366
LyondellBasell Industries NV, Class A	22,561	1,745,770
Mosaic Co. (The)	48,623	894,177
		14,880,557
Commercial Services & Supplies - 0.8%
Republic Services, Inc.	29,667	2,647,780
Waste Management, Inc.	27,538	3,286,660
		5,934,440
Communications Equipment - 1.2%
Cisco Systems, Inc.	62,732	2,936,485
F5 Networks, Inc.*	5,916	761,567
Juniper Networks, Inc.	87,820	2,033,911
Motorola Solutions, Inc.	16,275	2,944,310
		8,676,273
Construction Materials - 0.1%
Vulcan Materials Co.	6,478	915,018

Consumer Finance - 0.9%
Capital One Financial Corp.	18,204	1,576,830
Discover Financial Services	33,506	2,679,475
Synchrony Financial	77,895	2,496,535
		6,752,840
Containers & Packaging - 0.9%
International Paper Co.	61,745	2,414,230
Packaging Corp. of America	23,695	2,383,243
Westrock Co.	62,258	2,127,978
		6,925,451
Distributors - 0.3%
LKQ Corp.*	82,129	2,157,529

Diversified Consumer Services - 0.2%
H&R Block, Inc.	68,468	1,658,295

Diversified Financial Services - 1.3%
Berkshire Hathaway, Inc., Class B*	37,773	7,683,406
Jefferies Financial Group, Inc.	117,103	2,182,800
		9,866,206

Investments	Shares	Value ($)
Diversified Telecommunication Services - 1.0%
AT&T, Inc.	108,619	3,829,906
Verizon Communications, Inc.	67,020	3,897,883
		7,727,789
Electric Utilities - 2.4%
American Electric Power Co., Inc.	35,397	3,226,437
Entergy Corp.	24,989	2,819,759
Evergy, Inc.	41,385	2,690,025
Exelon Corp.	70,728	3,342,605
NextEra Energy, Inc.	1,286	281,737
Pinnacle West Capital Corp.	10,555	1,005,997
PPL Corp.	56,648	1,673,948
Xcel Energy, Inc.	45,132	2,898,377
		17,938,885
Electrical Equipment - 0.5%
AMETEK, Inc.	30,834	2,649,565
Emerson Electric Co.	15,918	948,554
		3,598,119
Electronic Equipment, Instruments & Components - 0.5%
Corning, Inc.	52,406	1,459,507
Knowles Corp.*	1	10
TE Connectivity Ltd.	20,738	1,891,721
		3,351,238
Energy Equipment & Services - 0.8%
Baker Hughes a GE Co.	87,572	1,899,437
Helmerich & Payne, Inc.	52,775	1,983,812
National Oilwell Varco, Inc.	102,755	2,099,285
		5,982,534
Entertainment - 1.6%
Electronic Arts, Inc.*	15,554	1,457,099
Netflix, Inc.*	8,046	2,363,512
Take-Two Interactive Software, Inc.*	19,345	2,552,960
Viacom, Inc., Class B	81,714	2,041,216
Walt Disney Co. (The)	25,547	3,506,581
		11,921,368
Equity Real Estate Investment Trusts (REITs) - 5.7%
Apartment Investment & Management Co., Class A	46,916	2,392,716
AvalonBay Communities, Inc.	13,627	2,896,555
Boston Properties, Inc.	12,115	1,555,808
Duke Realty Corp.	75,091	2,498,278
Essex Property Trust, Inc.	8,748	2,810,382
Federal Realty Investment Trust	9,351	1,208,243
HCP, Inc.	31,878	1,106,485
Host Hotels & Resorts, Inc.	133,802	2,146,184
Iron Mountain, Inc.	23,394	745,099
Kimco Realty Corp.	125,470	2,306,139
Macerich Co. (The)	37,454	1,068,563
Mid-America Apartment Communities, Inc.	20,538	2,601,754
Prologis, Inc.	41,415	3,463,122
Public Storage	11,964	3,167,349
Simon Property Group, Inc.	20,716	3,085,441
SL Green Realty Corp.	30,374	2,436,602
Ventas, Inc.	8,993	659,996
Vornado Realty Trust	39,844	2,409,367
Welltower, Inc.	31,434	2,815,229
Weyerhaeuser Co.	49,718	1,308,081
		42,681,393
Food & Staples Retailing - 0.5%
Costco Wholesale Corp.	1,836	541,179
Kroger Co. (The)	72,781	1,723,454
Sysco Corp.	4,057	301,557
Walmart, Inc.	12,557	1,434,763
		4,000,953
Food Products - 1.3%
Campbell Soup Co.	24,917	1,121,265
Conagra Brands, Inc.	24,127	684,242
General Mills, Inc.	21,712	1,168,106
Hershey Co. (The)	17,424	2,761,355
Hormel Foods Corp.	13,294	566,457
JM Smucker Co. (The)	20,258	2,130,331
Lamb Weston Holdings, Inc.	11,622	818,073
Tyson Foods, Inc., Class A	7,180	668,027
		9,917,856
Health Care Equipment & Supplies - 3.2%
Abbott Laboratories	14,390	1,227,755
ABIOMED, Inc.*	12,590	2,430,751
Align Technology, Inc.*	13,597	2,489,747
Baxter International, Inc.	36,810	3,237,439
Boston Scientific Corp.*	32,982	1,409,321
Cooper Cos., Inc. (The)	7,748	2,399,943
Hologic, Inc.*	50,394	2,487,952
IDEXX Laboratories, Inc.*	10,111	2,929,561
Medtronic plc	51,977	5,607,799
		24,220,268
Health Care Providers & Services - 2.7%
AmerisourceBergen Corp.	27,565	2,267,772
Cardinal Health, Inc.	55,170	2,379,482
Centene Corp.*	43,614	2,033,285
Cigna Corp.	21,603	3,326,214
CVS Health Corp.	29,278	1,783,616
HCA Healthcare, Inc.	22,464	2,700,173
Humana, Inc.	2,540	719,353
McKesson Corp.	6,800	940,236
UnitedHealth Group, Inc.	14,505	3,394,170
Universal Health Services, Inc., Class B	2,397	346,558
		19,890,859
Hotels, Restaurants & Leisure - 2.3%
Carnival Corp.	57,170	2,520,054
Darden Restaurants, Inc.	21,166	2,560,663
Hilton Worldwide Holdings, Inc.	29,124	2,690,184
Marriott International, Inc., Class A	11,921	1,502,761
McDonald’s Corp.	7,053	1,537,342
Norwegian Cruise Line Holdings Ltd.*	50,708	2,573,431
Royal Caribbean Cruises Ltd.	24,259	2,529,728
Starbucks Corp.	4,619	446,011
Yum! Brands, Inc.	5,544	647,428
		17,007,602
Household Durables - 1.0%
Garmin Ltd.	27,491	2,242,441
Lennar Corp., Class A	50,111	2,555,661
PulteGroup, Inc.	70,894	2,396,217
Whirlpool Corp.	3,130	435,352
		7,629,671
Household Products - 1.1%
Church & Dwight Co., Inc.	13,405	1,069,451
Clorox Co. (The)	14,619	2,312,141
Procter & Gamble Co. (The)	37,471	4,505,138
		7,886,730
Independent Power and Renewable Electricity Producers - 0.4%
AES Corp.	81,643	1,251,587

Investments	Shares	Value ($)
NRG Energy, Inc.	53,064	1,931,530
		3,183,117
Industrial Conglomerates - 0.7%
3M Co.	3,033	490,497
General Electric Co.	30,205	249,191
Honeywell International, Inc.	7,878	1,296,876
Roper Technologies, Inc.	8,467	3,105,357
		5,141,921
Insurance - 4.0%
Allstate Corp. (The)	28,424	2,910,333
Arthur J Gallagher & Co.	28,967	2,627,597
Assurant, Inc.	19,846	2,441,058
Everest Re Group Ltd.	9,708	2,289,923
Globe Life, Inc.	27,529	2,457,238
Hartford Financial Services Group, Inc. (The)	45,823	2,670,564
Loews Corp.	48,166	2,315,340
MetLife, Inc.	37,123	1,644,549
Principal Financial Group, Inc.	46,540	2,476,859
Progressive Corp. (The)	41,334	3,133,117
Prudential Financial, Inc.	32,985	2,641,769
Unum Group	82,609	2,099,095
		29,707,442
Interactive Media & Services - 3.0%
Alphabet, Inc., Class A*	4,908	5,843,121
Alphabet, Inc., Class C*	5,063	6,015,351
Facebook, Inc., Class A*	42,615	7,912,327
Twitter, Inc.*	68,817	2,935,045
		22,705,844
Internet & Direct Marketing Retail - 2.1%
Amazon.com, Inc.*	8,683	15,423,526
Expedia Group, Inc.	2,314	301,051
		15,724,577
IT Services - 3.7%
Accenture plc, Class A	11,593	2,297,385
Akamai Technologies, Inc.*	11,205	998,702
Alliance Data Systems Corp.	15,289	1,879,783
Gartner, Inc.*	18,936	2,531,175
International Business Machines Corp.	5,327	721,968
Jack Henry & Associates, Inc.	17,027	2,468,234
Mastercard, Inc., Class A	12,081	3,399,231
Paychex, Inc.	32,472	2,652,962
PayPal Holdings, Inc.*	13,502	1,472,393
VeriSign, Inc.*	12,728	2,594,603
Visa, Inc., Class A	26,594	4,808,727
Western Union Co. (The)	91,908	2,033,005
		27,858,168
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	34,349	2,442,557
IQVIA Holdings, Inc.*	16,039	2,488,451
Mettler-Toledo International, Inc.*	3,677	2,415,017
Thermo Fisher Scientific, Inc.	1,555	446,378
		7,792,403
Machinery - 1.8%
Cummins, Inc.	17,224	2,571,026
Dover Corp.	26,730	2,505,670
Illinois Tool Works, Inc.	7,881	1,181,047
PACCAR, Inc.	39,735	2,605,027
Parker-Hannifin Corp.	16,247	2,693,265
Pentair plc	42,603	1,530,300
Snap-on, Inc.	3,428	509,675
		13,596,010
Media - 2.2%
CBS Corp. (Non-Voting), Class B	20,385	857,393
Charter Communications, Inc., Class A*	6,094	2,496,041
Comcast Corp., Class A	110,104	4,873,203
Discovery, Inc., Class A*(b)	76,731	2,117,776
DISH Network Corp., Class A*	10,318	346,272
Fox Corp., Class A	9,317	309,045
Fox Corp., Class B	13,210	433,288
News Corp., Class A	179,743	2,471,466
Omnicom Group, Inc.	29,551	2,247,649
		16,152,133
Metals & Mining - 0.3%
Nucor Corp.	49,311	2,415,253

Multiline Retail - 0.4%
Dollar General Corp.	4,787	747,203
Macy’s, Inc.	31,937	471,390
Nordstrom, Inc.(b)	12,625	365,746
Target Corp.	16,151	1,728,803
		3,313,142
Multi-Utilities - 1.3%
Ameren Corp.	34,301	2,646,322
CenterPoint Energy, Inc.	83,916	2,323,634
DTE Energy Co.	21,086	2,734,011
Sempra Energy	2,158	305,638
WEC Energy Group, Inc.	20,377	1,951,505
		9,961,110
Oil, Gas & Consumable Fuels - 4.3%
Cabot Oil & Gas Corp.	134,702	2,306,098
Chevron Corp.	48,931	5,760,157
Cimarex Energy Co.	14,143	605,038
Concho Resources, Inc.	10,013	732,451
ConocoPhillips	63,878	3,333,154
Devon Energy Corp.	23,665	520,393
Diamondback Energy, Inc.	25,519	2,502,904
EOG Resources, Inc.	35,401	2,626,400
Exxon Mobil Corp.	74,987	5,135,110
Hess Corp.	41,530	2,614,314
Marathon Petroleum Corp.	30,901	1,520,638
ONEOK, Inc.	12,233	871,968
Pioneer Natural Resources Co.	17,854	2,203,541
Valero Energy Corp.	8,124	611,575
Williams Cos., Inc. (The)	50,804	1,198,974
		32,542,715
Personal Products - 0.3%
Estee Lauder Cos., Inc. (The), Class A	9,296	1,840,515

Pharmaceuticals - 2.4%
Bristol-Myers Squibb Co.	38,149	1,833,822
Eli Lilly & Co.	4,654	525,762
Johnson & Johnson	47,683	6,120,590
Merck & Co., Inc.	34,565	2,988,836
Pfizer, Inc.	88,926	3,161,319
Zoetis, Inc.	28,963	3,661,503
		18,291,832
Professional Services - 0.2%
Robert Half International, Inc.	32,522	1,738,951

Road & Rail - 0.8%
CSX Corp.	17,436	1,168,560
Kansas City Southern	5,371	675,672

Investments	Shares	Value ($)
Norfolk Southern Corp.	17,301	3,011,239
Union Pacific Corp.	8,457	1,369,696
		6,225,167
Semiconductors & Semiconductor Equipment - 3.1%
Advanced Micro Devices, Inc.*	9,359	294,341
Analog Devices, Inc.	20,494	2,250,856
Applied Materials, Inc.	22,184	1,065,276
Broadcom, Inc.	16,545	4,676,279
Intel Corp.	77,973	3,696,700
Qorvo, Inc.*	33,557	2,396,976
QUALCOMM, Inc.	28,055	2,181,837
Skyworks Solutions, Inc.	21,269	1,600,918
Texas Instruments, Inc.	18,289	2,263,264
Xilinx, Inc.	23,457	2,440,935
		22,867,382
Software - 7.3%
Adobe, Inc.*	18,417	5,239,821
Autodesk, Inc.*	20,120	2,873,538
Cadence Design Systems, Inc.*	38,113	2,609,978
Citrix Systems, Inc.	25,303	2,352,673
Fortinet, Inc.*	30,157	2,387,831
Intuit, Inc.	14,063	4,055,207
Microsoft Corp.	157,805	21,754,997
Oracle Corp.	70,146	3,651,801
salesforce.com, Inc.*	35,001	5,462,606
Symantec Corp.	77,763	1,807,990
Synopsys, Inc.*	19,884	2,819,750
		55,016,192
Specialty Retail - 2.5%
Best Buy Co., Inc.	9,675	615,814
Foot Locker, Inc.	34,919	1,263,719
Gap, Inc. (The)	30,871	487,453
Home Depot, Inc. (The)	35,648	8,124,536
L Brands, Inc.	43,502	718,218
Ross Stores, Inc.	29,347	3,111,075
TJX Cos., Inc. (The)	46,487	2,555,390
Ulta Beauty, Inc.*	7,419	1,763,719
		18,639,924
Technology Hardware, Storage & Peripherals - 3.5%
Apple, Inc.	87,356	18,234,692
Hewlett Packard Enterprise Co.	53,520	739,646
HP, Inc.	146,924	2,687,240
NetApp, Inc.	31,479	1,512,881
Seagate Technology plc	14,416	723,827
Xerox Holdings Corp.	79,179	2,295,399
		26,193,685
Textiles, Apparel & Luxury Goods - 0.6%
Capri Holdings Ltd.*	25,282	666,939
NIKE, Inc., Class B	7,120	601,640
Ralph Lauren Corp.	16,513	1,458,758
Under Armour, Inc., Class A*(b)	91,278	1,698,684
		4,426,021
Tobacco - 0.6%
Altria Group, Inc.	75,579	3,305,825
Philip Morris International, Inc.	18,099	1,304,757
		4,610,582
Trading Companies & Distributors - 0.6%
Fastenal Co.	51,270	1,569,887
United Rentals, Inc.*	16,592	1,867,596
WW Grainger, Inc.	2,596	710,395
		4,147,878
TOTAL COMMON STOCKS (Cost $709,731,792)		714,551,020

SECURITIES LENDING REINVESTMENTS(c) - 0.3%

INVESTMENT COMPANIES - 0.3%
BlackRock Liquidity FedFund, Institutional Class 2.02% (Cost $2,456,161)	2,456,161	2,456,161

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 0.9%

REPURCHASE AGREEMENTS(d) - 0.9%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $6,757,156 (Cost $6,755,558)	6,755,558	6,755,558

Total Investments - 96.4% (Cost $718,943,511)		723,762,739
Other Assets Less Liabilities - 3.6%		26,947,825
Net Assets - 100.0%		750,710,564

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $62,147,072.
(b)

The security or a portion of this security is on loan at August 31, 2019. The total value of securities on loan at August 31, 2019 was $2,595,000, collateralized in the form of cash with a value of $2,456,161 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $179,933 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.13%, and maturity dates ranging from September 19, 2019 – May 15, 2049; a total value of $2,636,094.

(c)	The security was purchased with cash collateral held from securities on loan at August 31, 2019. The total value of securities purchased was $2,456,161.
(d)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Large Cap Core Plus had the following open non-exchange traded total return swap agreements as of August 31, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation ($)
(55,394,450)	11/6/2019	Goldman Sachs International	(2.24)%	Credit Suisse 130/30 Large Cap Index (short portion)(3)	1,308,072
(43,171,349)	11/6/2019	Societe Generale	(2.01)%	Credit Suisse 130/30 Large Cap Index (short portion)(3)	1,218,540
165,721,135	11/13/2019	Societe Generale	2.41%	Credit Suisse 130/30 Large Cap Index (long portion)(4)	14,096,014
(125,119,683)	11/6/2019	UBS AG	(2.31)%	Credit Suisse 130/30 Large Cap Index (short portion)(3)	4,361,070
94,047,028	11/13/2019	UBS AG	2.76%	Credit Suisse 130/30 Large Cap Index (long portion)(4)	6,358,803
36,082,681					27,342,499
				Total Unrealized Appreciation	27,342,499

(1)                     Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                     Reflects the floating financing rate, as of August 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(3)                     Certain underlying short component disclosures related to this index may be found on the website at www.proshares.com/media/Large_Cap_Short_August.pdf

(4)                     See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative long components of the underlying reference instrument and their relative weightings.

Long Online/Short Stores ETF

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 88.9%

Internet & Direct Marketing Retail - 88.9%
1-800-Flowers.com, Inc., Class A*	52,486	772,594
Alibaba Group Holding Ltd., ADR*	32,736	5,729,782
Amazon.com, Inc.*	5,855	10,400,178
Baozun, Inc., ADR*	9,687	443,277
Chewy, Inc., Class A*(b)	62,857	2,074,281
eBay, Inc.	49,593	1,998,102
Etsy, Inc.*	36,213	1,911,684
Farfetch Ltd., Class A*	46,898	458,662
Fiverr International Ltd.*	5,656	132,294
Groupon, Inc.*	819,538	2,032,454
GrubHub, Inc.*	34,256	2,032,751
JD.com, Inc., ADR*	34,097	1,039,958
Jumia Technologies AG, ADR*	14,308	159,534
MercadoLibre, Inc.*	1,717	1,020,928
Pinduoduo, Inc., ADR*	33,048	1,082,983
Quotient Technology, Inc.*	130,126	955,125
Qurate Retail, Inc., Series A*	181,607	1,945,011
Shutterfly, Inc.*	38,058	1,936,391
Shutterstock, Inc.*	51,782	1,818,066
Stamps.com, Inc.*	25,182	1,620,714
Stitch Fix, Inc., Class A*(b)	73,065	1,392,619
Uxin Ltd., ADR*	51,087	139,468
Vipshop Holdings Ltd., ADR*	106,773	893,690
Wayfair, Inc., Class A*	17,870	2,014,664
Yunji, Inc., ADR*	22,059	135,663

TOTAL COMMON STOCKS (Cost $45,663,144)		44,140,873

SECURITIES LENDING REINVESTMENTS(c) - 3.3%

INVESTMENT COMPANIES - 3.3%
BlackRock Liquidity FedFund, Institutional Class 2.02% (Cost $1,626,714)	1,626,714	1,626,714

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 2.3%

REPURCHASE AGREEMENTS(d) - 2.3%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $1,132,921 (Cost $1,132,653)	1,132,653	1,132,653

Total Investments - 94.5% (Cost $48,422,511)		46,900,240
Other Assets Less Liabilities - 5.5%		2,750,802
Net Assets - 100.0%		49,651,042

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $3,896,551.
(b)

The security or a portion of this security is on loan at August 31, 2019. The total value of securities on loan at August 31, 2019 was $1,605,991, collateralized in the form of cash with a value of $1,626,714 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.

(c)	The security was purchased with cash collateral held from securities on loan at August 31, 2019. The total value of securities purchased was $1,626,714.
(d)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

ADR                                             American Depositary Receipt

Swap Agreements

Long Online /Short Stores ETF had the following open non-exchange traded total return swap agreements as of August 31, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(9,147,014)	11/13/2019	Credit Suisse International	(2.71)%	Solactive-ProShares Bricks and Mortar Retail Store Index	(1,137,629)
4,444,933	11/13/2019	Credit Suisse International	2.41%	ProShares Online Retail Index	22,854
(15,599,486)	11/6/2019	Societe Generale	(1.01)%	Solactive-ProShares Bricks and Mortar Retail Store Index	4,788,342
1,091,006	11/6/2019	Societe Generale	2.56%	ProShares Online Retail Index	454,163
(19,210,561)					4,126,730
				Total Unrealized Appreciation	5,264,359
				Total Unrealized Depreciation	(1,137,629)

(1)                     Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                     Reflects the floating financing rate, as of August 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Managed Futures Strategy ETF

Consolidated Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 92.8%

REPURCHASE AGREEMENTS(a) - 92.8%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $2,468,569 (Cost $2,467,985)	2,467,985	2,467,985

Total Investments - 92.8% (Cost $2,467,985)		2,467,985
Other Assets Less Liabilities - 7.2%		190,134
Net Assets - 100.0%		2,658,119

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Managed Futures Strategy ETF had the following open long and short futures contracts as of August 31, 2019:

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Foreign Exchange CAD/USD	2	9/17/2019	USD	$150,170	$(1,480)
Foreign Exchange JPY/USD	2	9/16/2019	USD	235,525	764
Gold	2	12/27/2019	USD	97,882	3,699
RBOB Gasoline	1	9/30/2019	USD	64,247	(443)
Silver	3	12/27/2019	USD	55,026	2,852
U.S. Treasury 10 Year Note	3	12/19/2019	USD	395,156	2,121
U.S. Treasury Long Bond	2	12/19/2019	USD	330,500	4,981
					$12,494

Futures Contracts Sold

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Cocoa	3	12/13/2019	USD	$66,660	$51
Coffee ‘C’	1	12/18/2019	USD	36,319	391
Copper	1	12/27/2019	USD	63,787	1,198
Corn	3	12/13/2019	USD	55,462	2,004
Cotton No. 2	2	12/6/2019	USD	58,830	4,284
E-Mini Crude Oil	1	9/19/2019	USD	27,550	73
E-Mini Euro	2	9/16/2019	USD	137,369	2,653
Foreign Exchange AUD/USD	1	9/16/2019	USD	67,310	2,893
Foreign Exchange CHF/USD	1	9/16/2019	USD	126,325	2,448
Foreign Exchange GBP/USD	2	9/16/2019	USD	152,013	3,451
Lean Hogs	2	10/14/2019	USD	50,820	3,104
Live Cattle	4	10/31/2019	USD	158,280	2,088
Natural Gas	2	9/26/2019	USD	45,700	(2,925)
NY Harbor ULSD	1	10/31/2019	USD	77,263	657
Soybean	1	11/14/2019	USD	43,450	1,310
Sugar No. 11	4	9/30/2019	USD	49,907	1,758
Wheat	2	12/13/2019	USD	46,250	2,219
					$27,657
					$40,151

Abbreviations

AUD                     Australian Dollar

CAD                     Canadian Dollar

CHF                      Swiss Franc

GBP                       British Pound

JPY                           Japanese Yen

USD                       U.S. Dollar

Merger ETF

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 86.8%

Airlines - 2.9%
WestJet Airlines Ltd.	6,986	161,926

Banks - 2.8%
LegacyTexas Financial Group, Inc.	3,958	159,903

Biotechnology - 8.4%
Celgene Corp.*	1,883	182,274
Genomic Health, Inc.*	2,125	162,903
Spark Therapeutics, Inc.*	1,352	131,698
		476,875
Commercial Services & Supplies - 2.8%
Advanced Disposal Services, Inc.*	4,799	155,584

Communications Equipment - 5.4%
Acacia Communications, Inc.*	2,385	150,374
Finisar Corp.*	6,873	155,399
		305,773
Diversified Consumer Services - 2.8%
Sotheby’s*	2,745	158,524

Diversified Telecommunication Services - 5.5%
Inmarsat plc	20,900	153,604
Zayo Group Holdings, Inc.*	4,684	157,663
		311,267
Electric Utilities - 2.8%
El Paso Electric Co.	2,345	156,411

Entertainment - 2.7%
Entertainment One Ltd.	21,550	153,399

Equity Real Estate Investment Trusts (REITs) - 2.2%
Chesapeake Lodging Trust	4,901	126,201

Health Care Providers & Services - 2.7%
WellCare Health Plans, Inc.*	571	154,593

Hotels, Restaurants & Leisure - 8.1%
Caesars Entertainment Corp.*	13,503	155,419
Greene King plc	15,200	155,583
Merlin Entertainments plc(a)	27,044	148,642
		459,644
Internet & Direct Marketing Retail - 5.7%
Just Eat plc*	17,450	166,850
Shutterfly, Inc.*	3,035	154,421
		321,271
IT Services - 2.7%
Altran Technologies SA	9,560	152,035

Life Sciences Tools & Services - 2.8%
Cambrex Corp.*	2,585	154,919

Machinery - 2.6%
Milacron Holdings Corp.*	9,250	146,612

Media - 2.8%
Tribune Media Co., Class A	3,371	157,021

Oil, Gas & Consumable Fuels - 2.0%
Carrizo Oil & Gas, Inc.*	13,850	114,816

Pharmaceuticals - 2.7%
Allergan plc	951	151,894

Professional Services - 2.7%
Navigant Consulting, Inc.	5,525	153,982

Road & Rail - 2.8%
Genesee & Wyoming, Inc., Class A*	1,420	157,450

Semiconductors & Semiconductor Equipment - 2.8%
Cypress Semiconductor Corp.	6,978	160,564

Software - 5.5%
Carbon Black, Inc.*	5,950	155,295
Pivotal Software, Inc., Class A*	10,400	155,064
		310,359
Technology Hardware, Storage & Peripherals - 2.6%
Cray, Inc.*	4,197	146,601

TOTAL COMMON STOCKS (Cost $4,956,110)		4,907,624

MASTER LIMITED PARTNERSHIPS - 5.6%

Capital Markets - 2.9%
Oaktree Capital Group LLC	3,139	163,950

Oil, Gas & Consumable Fuels - 2.7%
Buckeye Partners LP	3,690	151,400

TOTAL MASTER LIMITED PARTNERSHIPS (Cost $309,816)		315,350

Number of Rights

RIGHTS - 0.1%

Chemicals - 0.1%
Schulman, Inc., CVR*(b)(c) (Cost $—)	4,250	2,223

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 7.2%

REPURCHASE AGREEMENTS(d) - 7.2%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $409,644 (Cost $409,547)	409,547	409,547

Total Investments - 99.7% (Cost $5,675,473)		5,634,744
Other Assets Less Liabilities - 0.3%		17,688
Net Assets - 100.0%		5,652,432

*	Non-income producing security.
(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)

Security fair valued as of August 31, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at August 31, 2019 amounted to $2,223, which represents approximately 0.05% of net assets of the Fund.

(c)	Illiquid security.
(d)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

CVR               Contingent Value Rights - No defined expiration

Forward Currency Contracts

Merger ETF had the following open forward currency contracts as of August 31, 2019:

Currency	Counterparty	Delivery Date	Foreign Currency to Receive (Pay)	U.S. Dollars to Receive (Pay)	Market Value	Net Unrealized Appreciation/ (Depreciation)
U.S. Dollar vs. British Pound	Goldman Sachs International	11/07/19	120,000	$(146,217)	$146,404	$187
U.S. Dollar vs. Australian Dollar	Goldman Sachs International	11/07/19	(205,000)	140,789	138,322	2,467
U.S. Dollar vs. Canadian Dollar	Goldman Sachs International	11/07/19	(215,000)	163,010	161,630	1,380
U.S. Dollar vs. Euro	Goldman Sachs International	11/07/19	(137,000)	152,558	151,331	1,227
U.S. Dollar vs. British Pound	Goldman Sachs International	11/07/19	(613,000)	750,355	747,879	2,476
Total Appreciation						$7,737
U.S. Dollar vs. Australian Dollar	Goldman Sachs International	11/07/19	205,000	$(139,295)	$138,321	$(974)
U.S. Dollar vs. British Pound	Goldman Sachs International	11/07/19	(137,000)	167,130	167,144	(14)
Total Depreciation						$(988)
						$6,749

Swap Agreements

Merger ETF had the following open non-exchange traded total return swap agreements as of August 31, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(4,789)	11/6/2019	Citibank NA	(1.44)%	S&P Merger Arbitrage Index (short exposure to Acquirers)(3)	619
5,861	11/6/2019	Citibank NA	2.59%	S&P Merger Arbitrage Index (long exposure to Targets)(4)	(32)
(1,160,656)	11/6/2020	Societe Generale	(1.51)%	S&P Merger Arbitrage Index (short exposure to Acquirers)(3)	(106,104)
449,353	11/6/2019	Societe Generale	2.66%	S&P Merger Arbitrage Index (long exposure to Targets)(4)	(8,546)
(710,231)					(114,063)
				Total Unrealized Appreciation	619
				Total Unrealized Depreciation	(114,682)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of August 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(3)	Certain underlying short component disclosures related to this index may be found on the website at www.proshares.com/media/Merger_Acquirers_August.pdf.
(4)	See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative long components of the underlying reference instrument and their relative weightings.

Merger ETF invested, as a percentage of net assets, in the following countries as of August 31, 2019:

United States	73.1%
United Kingdom	11.1%
Canada	5.6%
France	2.7%
Other (1)	7.5%
100.0%

(1)	Includes any non-equity securities and net other assets (liabilities).

Morningstar Alternatives Solution ETF

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Shares	Value ($)

EXCHANGE TRADED FUNDS - 99.9%

ProShares DJ Brookfield Global Infrastructure ETF(a)(b)	29,069	1,320,460
ProShares Global Listed Private Equity ETF(a)(b)	21,784	741,636
ProShares Hedge Replication ETF(a)(b)	31,268	1,402,057
ProShares Inflation Expectations ETF(a)(b)	5,780	146,465
ProShares Managed Futures Strategy ETF(a)(b)	21,899	895,888
ProShares Merger ETF(a)(b)	44,407	1,675,698
ProShares RAFITM Long/Short(a)	15,515	533,949
TOTAL EXCHANGE TRADED FUNDS (Cost $6,617,090)		6,716,153

SECURITIES LENDING REINVESTMENTS(c) - 23.2%

INVESTMENT COMPANIES - 23.2%
BlackRock Liquidity FedFund, Institutional Class 2.02% (Cost $1,558,850)	1,558,850	1,558,850

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 0.3%

REPURCHASE AGREEMENTS(d) - 0.3%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $20,698 (Cost $20,692)	20,692	20,692

Total Investments - 123.4% (Cost $8,196,632)		8,295,695
Liabilities in excess of other assets - (23.4%)		(1,574,807)
Net Assets - 100.0%		6,720,888

(a)	Affiliated company as defined under the Investment Company Act of 1940.
(b)

The security or a portion of this security is on loan at August 31, 2019. The total value of securities on loan at August 31, 2019 was $1,523,590, collateralized in the form of cash with a value of $1,558,850 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.

(c)	The security was purchased with cash collateral held from securities on loan at August 31, 2019. The total value of securities purchased was $1,558,850.
(d)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Investment in a company which was affiliated for the period ending August 31, 2019, was as follows:

Exchange Traded Funds	Value May 31, 2019	Purchases at Cost	Sales at Value	Shares August 31, 2019	Value August 31, 2019	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Net Realized Gain/(Loss)
ProShares DJ Brookfield Global Infrastructure ETF	$973,414	$316,231	$584	29,069	$1,320,460	$31,293	$12,254	$106
ProShares Global Listed Private Equity ETF	110,381	631,855	305	21,784	741,636	(618)	3,702	323
ProShares Hedge Replication ETF	1,199,242	196,131	360	31,268	1,402,057	7,035	4,540	9
ProShares Inflation Expectations ETF	143,720	13,454	78	5,780	146,465	(10,612)	1,599	(19)
ProShares Managed Futures Strategy ETF	1,340,718	—	472,310	21,899	895,888	33,307	3,590	(5,827)
ProShares Merger ETF	1,990,503	—	332,471	44,407	1,675,698	16,267	1,733	1,399
ProShares RAFITM Long/Short	892,220	—	351,915	15,515	533,949	30,852	3,392	(37,208)
	$6,650,198	$1,157,671	$1,158,023	169,722	$6,716,153	$107,524	$30,810	$(41,217)

MSCI EAFE Dividend Growers ETF

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.2%

Aerospace & Defense - 1.9%
BAE Systems plc	335,544	2,229,552

Beverages - 3.8%
Asahi Group Holdings Ltd.	49,482	2,310,357
Diageo plc	53,876	2,298,747
		4,609,104
Capital Markets - 2.0%
Standard Life Aberdeen plc	772,840	2,346,419

Chemicals - 5.8%
Croda International plc	39,352	2,253,425
FUCHS PETROLUB SE (Preference)	65,525	2,293,226
Novozymes A/S, Class B	54,901	2,345,857
		6,892,508
Diversified Financial Services - 3.9%
Groupe Bruxelles Lambert SA	25,154	2,353,464
Mitsubishi UFJ Lease & Finance Co. Ltd.	417,988	2,260,352
		4,613,816
Electric Utilities - 5.7%
CK Infrastructure Holdings Ltd.	320,692	2,163,091
Red Electrica Corp. SA	114,488	2,285,198
SSE plc	166,681	2,336,443
		6,784,732
Equity Real Estate Investment Trusts (REITs) - 1.8%
Link REIT	193,231	2,170,207

Food & Staples Retailing - 4.0%
Koninklijke Ahold Delhaize NV	99,351	2,328,798
Sundrug Co. Ltd.	78,600	2,447,341
		4,776,139
Food Products - 7.5%
Associated British Foods plc	81,421	2,251,891
Chocoladefabriken Lindt & Spruengli AG, Class PC	292	2,161,706
Kerry Group plc, Class A	19,018	2,268,189
Nestle SA (Registered)	20,428	2,291,685
		8,973,471
Gas Utilities - 3.8%
APA Group	314,213	2,330,828
Enagas SA	101,542	2,220,248
		4,551,076
Health Care Equipment & Supplies - 5.5%
Asahi Intecc Co. Ltd.	92,595	2,070,946
Coloplast A/S, Class B	18,276	2,181,049
Sysmex Corp.	37,314	2,384,130
		6,636,125
Health Care Providers & Services - 7.5%
Fresenius Medical Care AG & Co. KGaA	34,265	2,309,341
Fresenius SE & Co. KGaA	48,060	2,337,215
Ramsay Health Care Ltd.	47,609	2,105,506
Ryman Healthcare Ltd.	263,993	2,167,835
		8,919,897
Hotels, Restaurants & Leisure - 3.9%
Compass Group plc	91,184	2,313,139
Flutter Entertainment plc	28,878	2,380,054
		4,693,193
Household Durables - 2.0%
SEB SA	15,225	2,372,464

Insurance - 1.8%
Prudential plc	128,679	2,143,816

Interactive Media & Services - 1.9%
REA Group Ltd.	32,623	2,297,103

Machinery - 1.9%
Techtronic Industries Co. Ltd.	327,912	2,268,288

Media - 1.9%
WPP plc	196,385	2,320,403

Multiline Retail - 1.9%
Pan Pacific International Holdings Corp.	147,856	2,313,711

Multi-Utilities - 1.9%
AGL Energy Ltd.	175,179	2,237,789

Oil, Gas & Consumable Fuels - 1.9%
Washington H Soul Pattinson & Co. Ltd.	164,001	2,308,255

Personal Products - 2.0%
L’Oreal SA	8,710	2,384,543

Pharmaceuticals - 7.6%
Novartis AG (Registered)	25,154	2,262,831
Novo Nordisk A/S, Class B	43,644	2,270,963
Roche Holding AG	8,085	2,211,128
Sanofi	26,812	2,306,627
		9,051,549
Professional Services - 3.8%
Intertek Group plc	33,851	2,237,717
Wolters Kluwer NV	31,313	2,259,355
		4,497,072
Real Estate Management & Development - 1.9%
Daito Trust Construction Co. Ltd.	17,614	2,270,098

Road & Rail - 1.8%
MTR Corp. Ltd.	369,505	2,141,005

Specialty Retail - 1.9%
Shimamura Co. Ltd.	29,686	2,321,294

Textiles, Apparel & Luxury Goods - 2.0%
EssilorLuxottica SA	15,831	2,340,500

Trading Companies & Distributors - 3.9%
Ashtead Group plc	90,116	2,492,372
Bunzl plc	90,869	2,227,682
		4,720,054
Wireless Telecommunication Services - 2.0%
Vodafone Group plc	1,241,321	2,346,829

TOTAL COMMON STOCKS (Cost $117,388,974)		118,531,012

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 0.1%

REPURCHASE AGREEMENTS(a) - 0.1%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $86,420
(Cost $86,398)	86,398	86,398

Total Investments - 99.3% (Cost $117,475,372)		118,617,410
Other Assets Less Liabilities - 0.7%		862,843
Net Assets - 100.0%		119,480,253

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

Preference                             A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

MSCI EAFE Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of August 31, 2019:

United Kingdom	24.9%
Japan	15.4%
Australia	9.4%
France	7.9%
Switzerland	7.5%
Germany	5.8%
Denmark	5.7%
Hong Kong	5.5%
Ireland	3.9%
Netherlands	3.8%
Spain	3.8%
Belgium	2.0%
China	1.8%
New Zealand	1.8%
Other (1)	0.8%
100.0%

(1)	Includes any non-equity securities and net other assets (liabilities).

MSCI Emerging Markets Dividend Growers ETF

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.6%

Auto Components - 1.3%
Huayu Automotive Systems Co. Ltd., Class A	77,600	270,747

Automobiles - 1.2%
SAIC Motor Corp. Ltd., Class A	72,200	253,422

Banks - 13.0%
Absa Group Ltd.	25,335	256,695
Bancolombia SA, ADR	5,018	249,896
Bank Central Asia Tbk. PT	120,047	258,120
Bank Rakyat Indonesia Persero Tbk. PT	847,394	255,084
Capitec Bank Holdings Ltd.	3,428	247,438
E.Sun Financial Holding Co. Ltd.	317,272	255,050
Grupo Financiero Inbursa SAB de CV, Class O	228,873	282,872
Itau Unibanco Holding SA, ADR	28,966	238,680
Nedbank Group Ltd.	17,239	256,845
OTP Bank Nyrt.	6,034	240,445
Public Bank Bhd.	50,891	245,894
		2,787,019
Chemicals - 2.4%
Asian Paints Ltd.	11,462	259,425
Pidilite Industries Ltd.	13,355	257,665
		517,090
Construction & Engineering - 1.2%
Larsen & Toubro Ltd., GDR(a)	13,727	250,655

Construction Materials - 1.3%
Grupo Argos SA	55,043	287,794

Consumer Finance - 1.2%
Bajaj Finance Ltd.	5,469	255,231

Diversified Financial Services - 6.1%
FirstRand Ltd.	68,072	269,214
Metro Pacific Investments Corp.	2,864,411	272,369
PSG Group Ltd.	18,911	250,040
Remgro Ltd.	22,787	257,948
RMB Holdings Ltd.	56,133	264,406
		1,313,977
Electronic Equipment, Instruments & Components - 2.6%
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	59,600	257,908
Sunny Optical Technology Group Co. Ltd.	20,748	287,652
		545,560
Food & Staples Retailing - 4.6%
BIM Birlesik Magazalar A/S	28,539	230,311
Clicks Group Ltd.	19,349	253,841
SPAR Group Ltd. (The)	20,943	240,001
Yonghui Superstores Co. Ltd., Class A	187,500	258,474
		982,627
Food Products - 3.6%
Indofood CBP Sukses Makmur Tbk. PT	313,167	266,032
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	63,200	253,408
Nestle Malaysia Bhd.	7,167	251,369
		770,809
Gas Utilities - 2.4%
China Gas Holdings Ltd.	63,850	263,857
China Resources Gas Group Ltd.	51,412	254,096
		517,953
Health Care Providers & Services - 5.1%
Bangkok Dusit Medical Services PCL, Class F	334,377	254,836
Netcare Ltd.	254,695	273,690
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	149,273	281,777
Sinopharm Group Co. Ltd., Class H	75,693	273,697
		1,084,000
Hotels, Restaurants & Leisure - 1.2%
Jollibee Foods Corp.	56,387	257,577

Household Products - 2.5%
Hindustan Unilever Ltd.	9,783	257,825
Unilever Indonesia Tbk. PT	80,569	277,462
		535,287
Industrial Conglomerates - 3.8%
Alfa SAB de CV, Class A	352,676	301,265
SK Holdings Co. Ltd.	1,550	255,934
Turkiye Sise ve Cam Fabrikalari A/S	332,623	247,191
		804,390
Insurance - 2.5%
Discovery Ltd.	36,357	276,044
Sanlam Ltd.	55,129	264,401
		540,445
Interactive Media & Services - 1.2%
Tencent Holdings Ltd.	5,991	248,186

Internet & Direct Marketing Retail - 1.2%
Naspers Ltd., Class N	1,150	261,846

IT Services - 2.5%
Infosys Ltd., ADR	23,251	267,154
Tata Consultancy Services Ltd.	8,162	258,276
		525,430
Media - 1.2%
China South Publishing & Media Group Co. Ltd., Class A	152,700	262,646

Oil, Gas & Consumable Fuels - 3.3%
LUKOIL PJSC, ADR	3,343	270,382
Reliance Industries Ltd.	13,966	244,193
Rosneft Oil Co. PJSC, GDR(a)	29,646	180,663
		695,238
Personal Products - 3.5%
Godrej Consumer Products Ltd.	28,568	243,623
Hengan International Group Co. Ltd.	38,065	250,517
Marico Ltd.	45,811	250,907
		745,047
Pharmaceuticals - 5.3%
China Medical System Holdings Ltd.	290,229	362,027
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	83,500	257,910
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	105,800	257,937

Investments	Shares	Value ($)
Yunnan Baiyao Group Co. Ltd., Class A	23,700	254,404
		1,132,278
Real Estate Management & Development - 9.5%
Aldar Properties PJSC	419,534	255,845
Ayala Land, Inc.	271,489	246,678
Central Pattana PCL	115,851	251,047
China Fortune Land Development Co. Ltd., Class A	67,832	253,279
China Overseas Land & Investment Ltd.	80,136	253,478
China Vanke Co. Ltd., Class H	72,240	249,694
Longfor Group Holdings Ltd.	71,200	253,819
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	235,905	264,450
		2,028,290
Semiconductors & Semiconductor Equipment - 1.2%
Phison Electronics Corp.	27,391	251,586

Specialty Retail - 1.2%
Foschini Group Ltd. (The)	25,711	255,097

Textiles, Apparel & Luxury Goods - 1.2%
Page Industries Ltd.	997	260,546

Thrifts & Mortgage Finance - 2.2%
Housing Development Finance Corp. Ltd.	8,496	257,762
LIC Housing Finance Ltd.	36,798	219,219
		476,981
Tobacco - 1.2%
ITC Ltd.	72,331	248,827

Transportation Infrastructure - 5.1%
Beijing Capital International Airport Co. Ltd., Class H	335,485	281,554
Grupo Aeroportuario del Pacifico SAB de CV, Class B	28,212	269,148
Grupo Aeroportuario del Sureste SAB de CV, Class B	18,192	267,640
International Container Terminal Services, Inc.	106,953	279,003
		1,097,345
Water Utilities - 1.2%
Guangdong Investment Ltd.	122,942	259,043

Wireless Telecommunication Services - 2.6%
America Movil SAB de CV, Series L	387,420	283,391
Globe Telecom, Inc.	6,766	263,842
		547,233

TOTAL COMMON STOCKS (Cost $20,998,730)		21,270,202

Total Investments - 99.6% (Cost $20,998,730)		21,270,202
Other Assets Less Liabilities - 0.4%		94,212
Net Assets - 100.0%		21,364,414

(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

Abbreviations

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company

MSCI Emerging Markets Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of August 31, 2019:

China	29.8%
South Africa	17.0%
India	16.5%
Mexico	6.6%
Philippines	6.2%
Indonesia	4.9%
Colombia	2.5%
Taiwan	2.4%
Thailand	2.4%
Malaysia	2.3%
Turkey	2.2%
Russia	2.2%
South Korea	1.2%
United Arab Emirates	1.2%
Hungary	1.1%
Brazil	1.1%
Other (1)	0.4%
100.0%

(1)	Includes any non-equity securities and net other assets (liabilities).

MSCI Europe Dividend Growers ETF

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 98.8%

Aerospace & Defense - 2.8%
BAE Systems plc	32,688	217,198

Beverages - 2.9%
Diageo plc	5,247	223,876

Capital Markets - 3.0%
Standard Life Aberdeen plc	75,287	228,579

Chemicals - 8.7%
Croda International plc	3,834	219,548
FUCHS PETROLUB SE (Preference)	6,383	223,390
Novozymes A/S, Class B	5,348	228,514
		671,452
Diversified Financial Services - 3.0%
Groupe Bruxelles Lambert SA	2,451	229,321

Electric Utilities - 5.9%
Red Electrica Corp. SA	11,153	222,616
SSE plc	16,237	227,601
		450,217
Food & Staples Retailing - 2.9%
Koninklijke Ahold Delhaize NV	9,648	226,150

Food Products - 11.3%
Associated British Foods plc	7,932	219,378
Chocoladefabriken Lindt & Spruengli AG, Class PC	28	207,287
Kerry Group plc, Class A	1,853	220,999
Nestle SA (Registered)	1,990	223,245
		870,909
Gas Utilities - 2.8%
Enagas SA	9,892	216,292

Health Care Equipment & Supplies - 2.8%
Coloplast A/S, Class B	1,781	212,544

Health Care Providers & Services - 5.9%
Fresenius Medical Care AG & Co. KGaA	3,338	224,970
Fresenius SE & Co. KGaA	4,682	227,691
		452,661
Hotels, Restaurants & Leisure - 6.0%
Compass Group plc	8,883	225,342
Flutter Entertainment plc	2,813	231,841
		457,183
Household Durables - 3.0%
SEB SA	1,483	231,091

Insurance - 2.7%
Prudential plc	12,536	208,852

Media - 2.9%
WPP plc	19,131	226,044

Personal Products - 3.0%
L’Oreal SA	849	232,431

Pharmaceuticals - 11.5%
Novartis AG (Registered)	2,451	220,490
Novo Nordisk A/S, Class B	4,252	221,248
Roche Holding AG	788	215,506
Sanofi	2,612	224,709
		881,953
Professional Services - 5.7%
Intertek Group plc	3,298	218,014
Wolters Kluwer NV	3,050	220,069
		438,083
Textiles, Apparel & Luxury Goods - 3.0%
EssilorLuxottica SA	1,542	227,973

Trading Companies & Distributors - 6.0%
Ashtead Group plc	8,779	242,804
Bunzl plc	8,852	217,010
		459,814
Wireless Telecommunication Services - 3.0%
Vodafone Group plc	120,925	228,620

TOTAL COMMON STOCKS (Cost $8,049,317)		7,591,243

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 0.2%

REPURCHASE AGREEMENTS(a) - 0.2%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $15,789 (Cost $15,786)	15,786	15,786

Total Investments - 99.0% (Cost $8,065,103)		7,607,029
Other Assets Less Liabilities - 1.0%		74,825
Net Assets - 100.0%		7,681,854

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

MSCI Europe Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of August 31, 2019:

United Kingdom	37.8%
France	11.9%
Switzerland	11.3%
Germany	8.8%
Denmark	8.6%
Ireland	5.9%
Netherlands	5.8%
Spain	5.7%
Belgium	3.0%
Other (1)	1.2%
100.0%

(1)	Includes any non-equity securities and net other assets (liabilities).

Online Retail ETF

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.9%

Internet & Direct Marketing Retail - 99.9%
1-800-Flowers.com, Inc., Class A*	26,589	391,390
Alibaba Group Holding Ltd., ADR*	16,585	2,902,873
Amazon.com, Inc.*	2,966	5,268,476
Baozun, Inc., ADR*	4,907	224,544
Chewy, Inc., Class A*(a)	31,843	1,050,819
eBay, Inc.	25,123	1,012,206
Etsy, Inc.*	18,345	968,433
Farfetch Ltd., Class A*	23,758	232,353
Fiverr International Ltd.*	2,865	67,012
Groupon, Inc.*	415,170	1,029,622
GrubHub, Inc.*	17,354	1,029,786
JD.com, Inc., ADR*	17,273	526,827
Jumia Technologies AG, ADR*	7,248	80,815
MercadoLibre, Inc.*	870	517,302
Pinduoduo, Inc., ADR*	16,742	548,635
Quotient Technology, Inc.*	65,921	483,860
Qurate Retail, Inc., Series A*	92,000	985,320
Shutterfly, Inc.*	19,280	980,966
Shutterstock, Inc.*	26,232	921,006
Stamps.com, Inc.*	12,757	821,041
Stitch Fix, Inc., Class A*(a)	37,014	705,487
Uxin Ltd., ADR*	25,880	70,652
Vipshop Holdings Ltd., ADR*	54,090	452,733
Wayfair, Inc., Class A*	9,053	1,020,635
Yunji, Inc., ADR*	11,175	68,726

TOTAL COMMON STOCKS (Cost $23,941,002)		22,361,519

SECURITIES LENDING REINVESTMENTS(b) - 6.8%

INVESTMENT COMPANIES - 6.8%
BlackRock Liquidity FedFund, Institutional Class 2.02% (Cost $1,518,114)	1,518,114	1,518,114

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 0.2%

REPURCHASE AGREEMENTS(c) - 0.2%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $54,216 (Cost $54,203)	54,203	54,203

Total Investments - 106.9% (Cost $25,513,319)		23,933,836
Liabilities in excess of other assets - (6.9%)		(1,541,613)
Net Assets - 100.0%		22,392,223

*	Non-income producing security.

(a)

The security or a portion of this security is on loan at August 31, 2019. The total value of securities on loan at August 31, 2019 was $1,518,968, collateralized in the form of cash with a value of $1,518,114 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day.

(b)	The security was purchased with cash collateral held from securities on loan at August 31, 2019. The total value of securities purchased was $1,518,114.
(c)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

ADR	American Depositary Receipt

Pet Care ETF

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.9%

Biotechnology - 1.6%
Kindred Biosciences, Inc.*	99,125	739,472

Distributors - 0.0%(a)
Arata Corp.	331	11,341

Food Products - 14.3%
Freshpet, Inc.*	84,480	4,146,278
JM Smucker Co. (The)	2,855	300,232
Nestle SA (Registered)	19,936	2,235,813
		6,682,323
Health Care Equipment & Supplies - 13.5%
Heska Corp.*	18,600	1,305,534
IDEXX Laboratories, Inc.*	17,355	5,028,438
		6,333,972
Health Care Providers & Services - 13.9%
Covetrus, Inc.*	203,157	2,699,956
CVS Group plc	188,966	1,991,227
Patterson Cos., Inc.	2,208	36,918
PetIQ, Inc.*	56,369	1,784,643
		6,512,744
Household Products - 8.6%
Central Garden & Pet Co., Class A*	100,492	2,417,838
Colgate-Palmolive Co.	22,060	1,635,749
		4,053,587
Insurance - 3.7%
Trupanion, Inc.*	71,422	1,720,556

Internet & Direct Marketing Retail - 14.1%
Chewy, Inc., Class A*	110,027	3,630,891
PetMed Express, Inc.	52,224	825,139
zooplus AG*	16,073	2,130,403
		6,586,433
Pharmaceuticals - 24.9%
Dechra Pharmaceuticals plc	137,201	5,008,385
Elanco Animal Health, Inc.*	9,606	249,948
Merck & Co., Inc.	25,460	2,201,526
RaQualia Pharma, Inc.*	47,609	589,763
Virbac SA*	11,173	2,070,355
Zoetis, Inc.	12,322	1,557,747
		11,677,724
Specialty Retail - 5.3%
Pets at Home Group plc	777,746	2,187,988
Tractor Supply Co.	3,065	312,262
		2,500,250

TOTAL COMMON STOCKS (Cost $45,422,522)		46,818,402

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 0.1%

REPURCHASE AGREEMENTS(b) - 0.1%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $62,746 (Cost $62,732)	62,732	62,732

Total Investments - 100.0% (Cost $45,485,254)		46,881,134
Other Assets Less Liabilities - 0.0%(a)		1,136
Net Assets - 100.0%		46,882,270

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Pet Care ETF invested, as a percentage of net assets, in the following countries as of August 31, 2019:

United States	65.3%
United Kingdom	19.6%
Switzerland	4.8%
Germany	4.5%
France	4.4%
Japan	1.3%
Other (1)	0.1%
100.0%

(1)	Includes any non-equity securities and net other assets (liabilities).

RAFITM Long/Short

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 93.5%

Aerospace & Defense - 2.1%
Arconic, Inc.	241	6,227
Boeing Co. (The)	76	27,671
Curtiss-Wright Corp.	9	1,104
General Dynamics Corp.	73	13,963
Hexcel Corp.	14	1,178
Huntington Ingalls Industries, Inc.	11	2,299
L3Harris Technologies, Inc.	48	10,148
Lockheed Martin Corp.	59	22,662
Moog, Inc., Class A	11	894
Northrop Grumman Corp.	35	12,875
Raytheon Co.	71	13,158
Spirit AeroSystems Holdings, Inc., Class A	20	1,612
Teledyne Technologies, Inc.*	6	1,852
Textron, Inc.	82	3,690
TransDigm Group, Inc.	11	5,921
United Technologies Corp.	241	31,388
		156,642
Air Freight & Logistics - 0.7%
CH Robinson Worldwide, Inc.	44	3,718
Expeditors International of Washington, Inc.	35	2,488
FedEx Corp.	97	15,385
Hub Group, Inc., Class A*	22	947
United Parcel Service, Inc., Class B	208	24,681
XPO Logistics, Inc.*	60	4,252
		51,471
Airlines - 0.2%
American Airlines Group, Inc.	88	2,315
Delta Air Lines, Inc.	82	4,744
JetBlue Airways Corp.*	55	953
Southwest Airlines Co.	40	2,093
United Airlines Holdings, Inc.*	45	3,794
		13,899
Auto Components - 0.4%
Adient plc	213	4,296
American Axle & Manufacturing Holdings, Inc.*	113	716
Aptiv plc	65	5,406
Autoliv, Inc.	37	2,531
BorgWarner, Inc.	82	2,676
Cooper Tire & Rubber Co.	34	799
Cooper-Standard Holdings, Inc.*	19	711
Dana, Inc.	96	1,222
Delphi Technologies plc	86	1,138
Garrett Motion, Inc.*	64	630
Gentex Corp.	75	1,995
Goodyear Tire & Rubber Co. (The)	295	3,384
Lear Corp.	33	3,704
Tenneco, Inc., Class A	35	305
Visteon Corp.*	32	2,207
		31,720
Automobiles - 1.4%
Ford Motor Co.	6,039	55,378
General Motors Co.	1,186	43,989
Harley-Davidson, Inc.	94	2,998
Tesla, Inc.*(b)	6	1,354
Thor Industries, Inc.	23	1,056
		104,775
Banks - 7.5%
Associated Banc-Corp.	59	1,135
Bank of America Corp.	3,294	90,618
Bank of Hawaii Corp.	11	909
Bank OZK	36	929
BankUnited, Inc.	41	1,302
BB&T Corp.	278	13,247
CIT Group, Inc.	65	2,768
Citigroup, Inc.	1,245	80,116
Citizens Financial Group, Inc.	229	7,726
Comerica, Inc.	42	2,589
Commerce Bancshares, Inc.	21	1,198
Cullen/Frost Bankers, Inc.	15	1,245
East West Bancorp, Inc.	36	1,481
Fifth Third Bancorp	352	9,310
First Hawaiian, Inc.	33	848
First Horizon National Corp.	97	1,535
First Republic Bank	27	2,422
FNB Corp.	137	1,473
Fulton Financial Corp.	63	1,005
Hancock Whitney Corp.	32	1,124
Huntington Bancshares, Inc.	339	4,492
IBERIABANK Corp.	16	1,104
Investors Bancorp, Inc.	85	943
JPMorgan Chase & Co.	1,187	130,404
KeyCorp	361	5,993
M&T Bank Corp.	43	6,287
PacWest Bancorp	54	1,840
People’s United Financial, Inc.	153	2,199
Pinnacle Financial Partners, Inc.	17	895
PNC Financial Services Group, Inc. (The)	177	22,821
Popular, Inc.	36	1,893
Prosperity Bancshares, Inc.	20	1,298
Regions Financial Corp.	448	6,550
Signature Bank	14	1,633
Sterling Bancorp	55	1,049
SunTrust Banks, Inc.	166	10,211
SVB Financial Group*	9	1,752
Synovus Financial Corp.	34	1,208
TCF Financial Corp.	49	1,888
Texas Capital Bancshares, Inc.*	17	916
UMB Financial Corp.	13	810
Umpqua Holdings Corp.	101	1,587
United Bankshares, Inc.	34	1,254
US Bancorp	519	27,346
Valley National Bancorp	117	1,230
Webster Financial Corp.	24	1,074
Wells Fargo & Co.	2,118	98,635
Western Alliance Bancorp	21	912
Wintrust Financial Corp.	15	942
Zions Bancorp NA	51	2,096
		564,242
Beverages - 1.5%
Brown-Forman Corp., Class B	50	2,950
Coca-Cola Co. (The)	899	49,481
Coca-Cola European Partners plc	48	2,704
Constellation Brands, Inc., Class A	26	5,313
Molson Coors Brewing Co., Class B	85	4,366
Monster Beverage Corp.*	33	1,936
PepsiCo, Inc.	352	48,129
		114,879

Investments	Shares	Value ($)
Biotechnology - 1.3%
AbbVie, Inc.	342	22,483
Alexion Pharmaceuticals, Inc.*	28	2,821
Amgen, Inc.	148	30,876
Biogen, Inc.*	32	7,032
BioMarin Pharmaceutical, Inc.*	10	751
Celgene Corp.*	83	8,034
Gilead Sciences, Inc.	372	23,637
Regeneron Pharmaceuticals, Inc.*	7	2,030
United Therapeutics Corp.*	14	1,156
		98,820
Building Products - 0.4%
Allegion plc	10	963
AO Smith Corp.	23	1,070
Builders FirstSource, Inc.*	79	1,536
Fortune Brands Home & Security, Inc.	45	2,298
Johnson Controls International plc	333	14,216
Lennox International, Inc.	4	1,015
Masco Corp.	66	2,688
Owens Corning	49	2,810
Resideo Technologies, Inc.*	74	1,020
		27,616
Capital Markets - 2.4%
Affiliated Managers Group, Inc.	17	1,303
Ameriprise Financial, Inc.	54	6,965
Bank of New York Mellon Corp. (The)	316	13,291
BlackRock, Inc.	33	13,945
Cboe Global Markets, Inc.	15	1,787
Charles Schwab Corp. (The)	155	5,932
CME Group, Inc.	61	13,255
E*TRADE Financial Corp.	62	2,588
Eaton Vance Corp.	34	1,466
Federated Investors, Inc., Class B	37	1,185
Franklin Resources, Inc.	157	4,126
Goldman Sachs Group, Inc. (The)	166	33,849
Intercontinental Exchange, Inc.	88	8,226
Invesco Ltd.	296	4,647
Janus Henderson Group plc	93	1,777
Legg Mason, Inc.	62	2,281
LPL Financial Holdings, Inc.	21	1,574
Moody’s Corp.	15	3,234
Morgan Stanley	563	23,359
MSCI, Inc.	6	1,408
Nasdaq, Inc.	24	2,396
Northern Trust Corp.	55	4,836
Raymond James Financial, Inc.	34	2,669
S&P Global, Inc.	22	5,724
SEI Investments Co.	18	1,035
State Street Corp.	144	7,389
Stifel Financial Corp.	26	1,389
T. Rowe Price Group, Inc.	63	6,969
TD Ameritrade Holding Corp.	44	1,954
Waddell & Reed Financial, Inc., Class A	73	1,180
		181,739
Chemicals - 2.1%
Air Products & Chemicals, Inc.	46	10,392
Albemarle Corp.	27	1,667
Ashland Global Holdings, Inc.	20	1,465
Axalta Coating Systems Ltd.*	63	1,819
Cabot Corp.	28	1,120
Celanese Corp.	33	3,741
CF Industries Holdings, Inc.	98	4,723
Chemours Co. (The)	47	666
Corteva, Inc.	327	9,588
Dow, Inc.	327	13,940
DuPont de Nemours, Inc.	327	22,213
Eastman Chemical Co.	64	4,184
Ecolab, Inc.	41	8,459
Element Solutions, Inc.*	117	1,092
FMC Corp.	19	1,640
Huntsman Corp.	131	2,610
International Flavors & Fragrances, Inc.	15	1,646
Linde plc	143	27,014
LyondellBasell Industries NV, Class A	179	13,851
Mosaic Co. (The)	175	3,218
Olin Corp.	76	1,290
PolyOne Corp.	33	1,056
PPG Industries, Inc.	64	7,091
RPM International, Inc.	37	2,504
Scotts Miracle-Gro Co. (The)	14	1,488
Sherwin-Williams Co. (The)	11	5,794
Trinseo SA	25	877
Westlake Chemical Corp.	11	645
		155,793
Commercial Services & Supplies - 0.4%
ABM Industries, Inc.	36	1,341
Cintas Corp.	11	2,902
Clean Harbors, Inc.*	22	1,618
Covanta Holding Corp.	64	1,101
Deluxe Corp.	22	1,014
IAA, Inc.*	36	1,759
KAR Auction Services, Inc.	36	956
Pitney Bowes, Inc.	273	972
Republic Services, Inc.	60	5,355
Stericycle, Inc.*	36	1,616
Waste Management, Inc.	95	11,338
		29,972
Communications Equipment - 0.8%
Ciena Corp.*	29	1,187
Cisco Systems, Inc.	1,043	48,823
CommScope Holding Co., Inc.*	90	967
EchoStar Corp., Class A*	28	1,183
F5 Networks, Inc.*	8	1,030
Juniper Networks, Inc.	101	2,339
Motorola Solutions, Inc.	22	3,980
ViaSat, Inc.*	13	1,031
		60,540
Construction & Engineering - 0.3%
AECOM*	147	5,216
Arcosa, Inc.	31	1,007
Dycom Industries, Inc.*	14	623
EMCOR Group, Inc.	25	2,186
Fluor Corp.	142	2,509
Jacobs Engineering Group, Inc.	55	4,887
MasTec, Inc.*	33	2,075
Quanta Services, Inc.	87	2,949
Tutor Perini Corp.*	71	709
Valmont Industries, Inc.	8	1,084
		23,245
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	13	3,299

Investments	Shares	Value ($)
Vulcan Materials Co.	22	3,108
		6,407
Consumer Finance - 1.2%
Ally Financial, Inc.	308	9,656
American Express Co.	169	20,342
Capital One Financial Corp.	334	28,931
Discover Financial Services	140	11,196
Navient Corp.	365	4,650
OneMain Holdings, Inc.	48	1,721
Santander Consumer USA Holdings, Inc.	79	2,063
SLM Corp.	111	937
Synchrony Financial	366	11,730
		91,226
Containers & Packaging - 0.5%
AptarGroup, Inc.	13	1,589
Avery Dennison Corp.	22	2,543
Ball Corp.	63	5,066
Berry Global Group, Inc.*	47	1,840
Crown Holdings, Inc.*	58	3,819
Graphic Packaging Holding Co.	130	1,795
International Paper Co.	214	8,367
Owens-Illinois, Inc.	140	1,424
Packaging Corp. of America	31	3,118
Sealed Air Corp.	53	2,110
Silgan Holdings, Inc.	32	952
Sonoco Products Co.	37	2,116
Westrock Co.	153	5,230
		39,969
Distributors - 0.1%
Core-Mark Holding Co., Inc.	61	1,976
Genuine Parts Co.	51	4,605
LKQ Corp.*	130	3,415
		9,996
Diversified Consumer Services - 0.1%
Graham Holdings Co., Class B	2	1,408
H&R Block, Inc.	94	2,277
Service Corp. International	37	1,713
ServiceMaster Global Holdings, Inc.*	24	1,369
		6,767
Diversified Financial Services - 1.4%
AXA Equitable Holdings, Inc.	152	3,157
Berkshire Hathaway, Inc., Class B*	457	92,959
Jefferies Financial Group, Inc.	191	3,560
Voya Financial, Inc.	94	4,636
		104,312
Diversified Telecommunication Services - 3.8%
AT&T, Inc.	4,523	159,481
CenturyLink, Inc.	1,195	13,599
Frontier Communications Corp.*(b)	478	383
Verizon Communications, Inc.	1,908	110,969
Zayo Group Holdings, Inc.*	52	1,750
		286,182
Electric Utilities - 2.8%
ALLETE, Inc.	17	1,457
Alliant Energy Corp.	73	3,829
American Electric Power Co., Inc.	190	17,319
Avangrid, Inc.	20	1,011
Duke Energy Corp.	341	31,624
Edison International	163	11,780
Entergy Corp.	94	10,607
Evergy, Inc.	17	1,105
Eversource Energy	113	9,055
Exelon Corp.	470	22,212
FirstEnergy Corp.	164	7,544
Hawaiian Electric Industries, Inc.	49	2,176
IDACORP, Inc.	15	1,647
NextEra Energy, Inc.	114	24,975
OGE Energy Corp.	66	2,830
PG&E Corp.*	929	9,708
Pinnacle West Capital Corp.	44	4,194
PNM Resources, Inc.	29	1,479
Portland General Electric Co.	36	2,048
PPL Corp.	358	10,579
Southern Co. (The)	459	26,741
Xcel Energy, Inc.	183	11,752
		215,672
Electrical Equipment - 0.5%
Acuity Brands, Inc.	9	1,129
AMETEK, Inc.	33	2,836
Eaton Corp. plc	173	13,964
Emerson Electric Co.	193	11,501
EnerSys	13	728
Hubbell, Inc.	16	2,098
nVent Electric plc	61	1,236
Regal Beloit Corp.	17	1,205
Rockwell Automation, Inc.	23	3,514
Sensata Technologies Holding plc*	39	1,778
		39,989
Electronic Equipment, Instruments & Components - 0.9%
Amphenol Corp., Class A	41	3,589
Anixter International, Inc.*	24	1,439
Arrow Electronics, Inc.*	85	5,882
Avnet, Inc.	120	5,027
Belden, Inc.	16	730
Benchmark Electronics, Inc.	35	927
CDW Corp.	33	3,811
Corning, Inc.	249	6,935
Flex Ltd.*	678	6,529
FLIR Systems, Inc.	22	1,084
Insight Enterprises, Inc.*	27	1,297
Jabil, Inc.	145	4,177
Keysight Technologies, Inc.*	22	2,131
Plexus Corp.*	16	915
Sanmina Corp.*	61	1,763
SYNNEX Corp.	23	1,928
TE Connectivity Ltd.	95	8,666
Tech Data Corp.*	64	5,935
Trimble, Inc.*	40	1,501
Vishay Intertechnology, Inc.	43	681
Zebra Technologies Corp., Class A*	6	1,230
		66,177
Energy Equipment & Services - 0.7%
Baker Hughes a GE Co.	514	11,149
Diamond Offshore Drilling, Inc.*(b)	114	740
Halliburton Co.	308	5,803
Helmerich & Payne, Inc.	56	2,105
McDermott International, Inc.*	155	731
Nabors Industries Ltd.	634	1,065
National Oilwell Varco, Inc.	263	5,373
Noble Corp. plc*	940	1,504
Oceaneering International, Inc.*	98	1,270
Patterson-UTI Energy, Inc.	124	1,072

Investments	Shares	Value ($)
Schlumberger Ltd.	667	21,631
Transocean Ltd.*	573	2,607
Valaris plc	295	1,375
		56,425
Entertainment - 1.0%
Activision Blizzard, Inc.	117	5,920
Cinemark Holdings, Inc.	43	1,641
Electronic Arts, Inc.*	31	2,904
Liberty Media Corp.-Liberty Formula One, Class A*	7	277
Liberty Media Corp.-Liberty Formula One, Class C*	58	2,421
Lions Gate Entertainment Corp., Class A	20	181
Lions Gate Entertainment Corp., Class B	40	334
Live Nation Entertainment, Inc.*	28	1,946
Netflix, Inc.*	8	2,350
Take-Two Interactive Software, Inc.*	11	1,452
Viacom, Inc., Class B	251	6,270
Walt Disney Co. (The)	383	52,570
		78,266
Equity Real Estate Investment Trusts (REITs) - 3.3%
Alexandria Real Estate Equities, Inc.	21	3,147
American Campus Communities, Inc.	43	1,999
American Homes 4 Rent, Class A	49	1,253
American Tower Corp.	43	9,898
Apartment Investment & Management Co., Class A	33	1,683
Apple Hospitality REIT, Inc.	119	1,896
AvalonBay Communities, Inc.	29	6,164
Boston Properties, Inc.	43	5,522
Brandywine Realty Trust	72	1,033
Brixmor Property Group, Inc.	134	2,470
Brookfield Property REIT, Inc., Class A	48	903
Camden Property Trust	22	2,382
CBL & Associates Properties, Inc.(b)	647	589
Colony Capital, Inc.	378	1,701
Columbia Property Trust, Inc.	63	1,348
CoreCivic, Inc.	117	1,983
Corporate Office Properties Trust	38	1,098
Cousins Properties, Inc.	25	868
Crown Castle International Corp.	70	10,162
CubeSmart	37	1,328
CyrusOne, Inc.	16	1,175
DiamondRock Hospitality Co.	101	956
Digital Realty Trust, Inc.	45	5,563
Douglas Emmett, Inc.	36	1,519
Duke Realty Corp.	84	2,795
EPR Properties	18	1,409
Equinix, Inc.	11	6,119
Equity Commonwealth	30	1,010
Equity LifeStyle Properties, Inc.	11	1,482
Equity Residential	92	7,798
Essex Property Trust, Inc.	12	3,855
Extra Space Storage, Inc.	19	2,316
Federal Realty Investment Trust	14	1,809
Gaming and Leisure Properties, Inc.	44	1,721
GEO Group, Inc. (The)	72	1,236
HCP, Inc.	150	5,207
Healthcare Realty Trust, Inc.	33	1,097
Healthcare Trust of America, Inc., Class A	52	1,475
Highwoods Properties, Inc.	34	1,469
Hospitality Properties Trust	101	2,438
Host Hotels & Resorts, Inc.	311	4,988
Hudson Pacific Properties, Inc.	38	1,292
Invitation Homes, Inc.	60	1,726
Iron Mountain, Inc.	122	3,886
Kilroy Realty Corp.	22	1,713
Kimco Realty Corp.	160	2,941
Lamar Advertising Co., Class A	22	1,686
Lexington Realty Trust	96	997
Liberty Property Trust	43	2,241
Life Storage, Inc.	11	1,166
Macerich Co. (The)	63	1,797
Mack-Cali Realty Corp.	43	876
Medical Properties Trust, Inc.	88	1,636
Mid-America Apartment Communities, Inc.	29	3,674
National Retail Properties, Inc.	30	1,685
Omega Healthcare Investors, Inc.	56	2,278
Outfront Media, Inc.	90	2,473
Paramount Group, Inc.	90	1,186
Park Hotels & Resorts, Inc.	82	1,931
Piedmont Office Realty Trust, Inc., Class A	62	1,224
Prologis, Inc.	102	8,529
Public Storage	23	6,089
Rayonier, Inc.	49	1,313
Realty Income Corp.	49	3,617
Regency Centers Corp.	34	2,193
Retail Properties of America, Inc., Class A	101	1,147
RLJ Lodging Trust	92	1,491
Ryman Hospitality Properties, Inc.	11	876
Sabra Health Care REIT, Inc.	57	1,232
SBA Communications Corp.	7	1,837
Senior Housing Properties Trust	172	1,460
Simon Property Group, Inc.	58	8,639
SITE Centers Corp.	107	1,483
SL Green Realty Corp.	34	2,728
Spirit Realty Capital, Inc.	40	1,918
STORE Capital Corp.	32	1,208
Sun Communities, Inc.	13	1,921
Sunstone Hotel Investors, Inc.	105	1,380
Taubman Centers, Inc.	25	976
UDR, Inc.	51	2,457
Uniti Group, Inc.	78	576
Ventas, Inc.	122	8,954
VEREIT, Inc.	447	4,358
VICI Properties, Inc.	63	1,396
Vornado Realty Trust	47	2,842
Washington Prime Group, Inc.(b)	244	788
Weingarten Realty Investors	42	1,113
Welltower, Inc.	127	11,374
Weyerhaeuser Co.	275	7,235
WP Carey, Inc.	29	2,604
Xenia Hotels & Resorts, Inc.	62	1,253
		246,259
Food & Staples Retailing - 2.6%
BJ’s Wholesale Club Holdings, Inc.*	98	2,573

Investments	Shares	Value ($)
Casey’s General Stores, Inc.	14	2,350
Costco Wholesale Corp.	155	45,688
Kroger Co. (The)	799	18,920
Performance Food Group Co.*	69	3,229
Rite Aid Corp.*(b)	157	1,014
Sprouts Farmers Market, Inc.*	47	844
Sysco Corp.	173	12,859
United Natural Foods, Inc.*	149	1,198
US Foods Holding Corp.*	171	6,917
Walgreens Boots Alliance, Inc.	363	18,582
Walmart, Inc.	696	79,525
		193,699
Food Products - 1.7%
Archer-Daniels-Midland Co.	462	17,579
B&G Foods, Inc.(b)	35	593
Bunge Ltd.	206	11,002
Campbell Soup Co.	78	3,510
Conagra Brands, Inc.	184	5,218
Darling Ingredients, Inc.*	77	1,432
Dean Foods Co.	285	288
Flowers Foods, Inc.	69	1,573
General Mills, Inc.	251	13,504
Hershey Co. (The)	29	4,596
Hormel Foods Corp.	54	2,301
Ingredion, Inc.	30	2,318
JM Smucker Co. (The)	48	5,048
Kellogg Co.	95	5,966
Kraft Heinz Co. (The)	308	7,860
Lamb Weston Holdings, Inc.	16	1,126
McCormick & Co., Inc. (Non-Voting)	19	3,095
Mondelez International, Inc., Class A	389	21,481
Nomad Foods Ltd.*	63	1,269
Post Holdings, Inc.*	17	1,695
Sanderson Farms, Inc.	9	1,347
TreeHouse Foods, Inc.*	26	1,317
Tyson Foods, Inc., Class A	138	12,839
		126,957
Gas Utilities - 0.2%
Atmos Energy Corp.	27	2,976
National Fuel Gas Co.	25	1,168
New Jersey Resources Corp.	26	1,189
ONE Gas, Inc.	14	1,283
South Jersey Industries, Inc.	28	906
Southwest Gas Holdings, Inc.	17	1,551
Spire, Inc.	16	1,358
UGI Corp.	64	3,115
		13,546
Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	255	21,757
Baxter International, Inc.	81	7,124
Becton Dickinson and Co.	31	7,871
Boston Scientific Corp.*	113	4,828
Cooper Cos., Inc. (The)	5	1,549
Danaher Corp.	89	12,646
DENTSPLY SIRONA, Inc.	49	2,555
Edwards Lifesciences Corp.*	13	2,884
Hill-Rom Holdings, Inc.	10	1,077
Hologic, Inc.*	45	2,222
Intuitive Surgical, Inc.*	5	2,557
Medtronic plc	308	33,230
ResMed, Inc.	17	2,368
STERIS plc	13	2,007
Stryker Corp.	38	8,385
Teleflex, Inc.	5	1,820
Varian Medical Systems, Inc.*	11	1,165
Zimmer Biomet Holdings, Inc.	43	5,986
		122,031
Health Care Providers & Services - 3.4%
Acadia Healthcare Co., Inc.*	48	1,270
AmerisourceBergen Corp.	178	14,644
Anthem, Inc.	79	20,660
Brookdale Senior Living, Inc.*	244	1,996
Cardinal Health, Inc.	386	16,648
Centene Corp.*	126	5,874
Cigna Corp.	57	8,776
Community Health Systems, Inc.*	377	939
CVS Health Corp.	744	45,325
DaVita, Inc.*	80	4,510
Encompass Health Corp.	24	1,459
HCA Healthcare, Inc.	100	12,020
Henry Schein, Inc.*	62	3,820
Humana, Inc.	41	11,612
Laboratory Corp. of America Holdings*	34	5,697
Magellan Health, Inc.*	23	1,449
McKesson Corp.	245	33,876
MEDNAX, Inc.*	54	1,138
Molina Healthcare, Inc.*	24	3,127
Owens & Minor, Inc.	262	1,331
Patterson Cos., Inc.	63	1,053
Quest Diagnostics, Inc.	50	5,119
Select Medical Holdings Corp.*	59	957
Tenet Healthcare Corp.*	177	3,832
UnitedHealth Group, Inc.	194	45,396
Universal Health Services, Inc., Class B	25	3,615
WellCare Health Plans, Inc.*	14	3,790
		259,933
Health Care Technology - 0.1%
Cerner Corp.	57	3,928

Hotels, Restaurants & Leisure - 1.6%
Aramark	121	4,944
Bloomin’ Brands, Inc.	43	776
Brinker International, Inc.	24	912
Caesars Entertainment Corp.*	210	2,417
Carnival Corp.	161	7,097
Chipotle Mexican Grill, Inc.*	3	2,515
Cracker Barrel Old Country Store, Inc.(b)	7	1,158
Darden Restaurants, Inc.	30	3,629
Domino’s Pizza, Inc.	4	907
Dunkin’ Brands Group, Inc.	13	1,072
Extended Stay America, Inc.	78	1,096
Hilton Worldwide Holdings, Inc.	30	2,771
Hyatt Hotels Corp., Class A	13	938
International Game Technology plc	76	911
Las Vegas Sands Corp.	117	6,490
Marriott International, Inc., Class A	40	5,042
McDonald’s Corp.	150	32,696
MGM Resorts International	165	4,630
Norwegian Cruise Line Holdings Ltd.*	67	3,400
Penn National Gaming, Inc.*	42	805

Investments	Shares	Value ($)
Royal Caribbean Cruises Ltd.	44	4,588
Six Flags Entertainment Corp.	23	1,361
Starbucks Corp.	166	16,029
Vail Resorts, Inc.	6	1,418
Wyndham Destinations, Inc.	27	1,197
Wyndham Hotels & Resorts, Inc.	21	1,079
Wynn Resorts Ltd.	31	3,415
Yum China Holdings, Inc.	52	2,362
Yum! Brands, Inc.	66	7,707
		123,362
Household Durables - 0.6%
DR Horton, Inc.	101	4,996
Garmin Ltd.	30	2,447
KB Home	39	1,096
Leggett & Platt, Inc.	43	1,599
Lennar Corp., Class A	73	3,723
Meritage Homes Corp.*	25	1,634
Mohawk Industries, Inc.*	30	3,567
Newell Brands, Inc.	339	5,627
NVR, Inc.*	1	3,599
PulteGroup, Inc.	106	3,583
Taylor Morrison Home Corp., Class A*	82	1,957
Tempur Sealy International, Inc.*	16	1,234
Toll Brothers, Inc.	49	1,773
TRI Pointe Group, Inc.*	85	1,190
Tupperware Brands Corp.	44	572
Whirlpool Corp.	46	6,398
		44,995
Household Products - 1.6%
Church & Dwight Co., Inc.	37	2,952
Clorox Co. (The)	24	3,796
Colgate-Palmolive Co.	176	13,050
Kimberly-Clark Corp.	100	14,111
Procter & Gamble Co. (The)	685	82,358
Spectrum Brands Holdings, Inc.	27	1,508
		117,775
Independent Power and Renewable Electricity Producers - 0.2%
AES Corp.	397	6,086
NRG Energy, Inc.	75	2,730
Vistra Energy Corp.	156	3,892
		12,708
Industrial Conglomerates - 1.5%
3M Co.	118	19,083
Carlisle Cos., Inc.	15	2,174
General Electric Co.	7,668	63,261
Honeywell International, Inc.	146	24,035
Roper Technologies, Inc.	11	4,034
		112,587
Insurance - 4.4%
Aflac, Inc.	303	15,205
Alleghany Corp.*	6	4,496
Allstate Corp. (The)	162	16,587
American Equity Investment Life Holding Co.	51	1,099
American Financial Group, Inc.	34	3,433
American International Group, Inc.	826	42,985
Aon plc	33	6,430
Arch Capital Group Ltd.*	125	4,937
Arthur J Gallagher & Co.	41	3,719
Assurant, Inc.	28	3,444
Assured Guaranty Ltd.	66	2,808
Athene Holding Ltd., Class A*	84	3,264
Axis Capital Holdings Ltd.	44	2,701
Brighthouse Financial, Inc.*	121	4,266
Brown & Brown, Inc.	43	1,586
Chubb Ltd.	163	25,474
Cincinnati Financial Corp.	51	5,737
CNO Financial Group, Inc.	140	2,027
Everest Re Group Ltd.	19	4,482
Fidelity National Financial, Inc.	99	4,350
First American Financial Corp.	45	2,630
Genworth Financial, Inc., Class A*	846	3,748
Globe Life, Inc.	36	3,213
Hanover Insurance Group, Inc. (The)	17	2,264
Hartford Financial Services Group, Inc. (The)	209	12,180
Kemper Corp.	12	840
Lincoln National Corp.	126	6,663
Loews Corp.	162	7,787
Markel Corp.*	4	4,572
Marsh & McLennan Cos., Inc.	96	9,589
MetLife, Inc.	602	26,669
Old Republic International Corp.	157	3,668
Primerica, Inc.	9	1,073
Principal Financial Group, Inc.	156	8,302
ProAssurance Corp.	36	1,407
Progressive Corp. (The)	132	10,006
Prudential Financial, Inc.	302	24,187
Reinsurance Group of America, Inc.	34	5,235
RenaissanceRe Holdings Ltd.	12	2,167
Selective Insurance Group, Inc.	16	1,274
Travelers Cos., Inc. (The)	158	23,220
Unum Group	142	3,608
White Mountains Insurance Group Ltd.	1	1,061
Willis Towers Watson plc	28	5,543
WR Berkley Corp.	52	3,705
		333,641
Interactive Media & Services - 1.5%
Alphabet, Inc., Class A*	33	39,287
Alphabet, Inc., Class C*	33	39,207
Facebook, Inc., Class A*	184	34,163
IAC/InterActiveCorp*	6	1,528
Twitter, Inc.*	50	2,133
Yandex NV, Class A*	28	1,039
		117,357
Internet & Direct Marketing Retail - 0.8%
Amazon.com, Inc.*	21	37,302
Booking Holdings, Inc.*	5	9,832
eBay, Inc.	158	6,366
Expedia Group, Inc.	30	3,903
Qurate Retail, Inc., Series A*	241	2,581
		59,984
IT Services - 2.7%
Accenture plc, Class A	107	21,204
Akamai Technologies, Inc.*	29	2,585
Alliance Data Systems Corp.	14	1,721
Amdocs Ltd.	41	2,654
Automatic Data Processing, Inc.	55	9,341
Black Knight, Inc.*	21	1,307
Booz Allen Hamilton Holding Corp.	38	2,869

Investments	Shares	Value ($)
Broadridge Financial Solutions, Inc.	17	2,200
CACI International, Inc., Class A*	9	2,001
Cognizant Technology Solutions Corp., Class A	84	5,157
Conduent, Inc.*	179	1,165
CoreLogic, Inc.*	25	1,210
DXC Technology Co.	94	3,123
Euronet Worldwide, Inc.*	7	1,072
Fidelity National Information Services, Inc.	78	10,625
Fiserv, Inc.*	79	8,448
FleetCor Technologies, Inc.*	10	2,984
Gartner, Inc.*	7	936
Global Payments, Inc.	14	2,324
International Business Machines Corp.	399	54,076
Jack Henry & Associates, Inc.	9	1,305
KBR, Inc.	71	1,812
Leidos Holdings, Inc.	58	5,067
Mastercard, Inc., Class A	45	12,662
Paychex, Inc.	56	4,575
PayPal Holdings, Inc.*	90	9,815
Perspecta, Inc.	69	1,791
Sabre Corp.	74	1,749
Science Applications International Corp.	13	1,144
Total System Services, Inc.	21	2,819
Visa, Inc., Class A	126	22,783
Western Union Co. (The)	179	3,960
WEX, Inc.*	6	1,227
		207,711
Leisure Products - 0.1%
Brunswick Corp.	28	1,305
Hasbro, Inc.	30	3,314
Mattel, Inc.*(b)	283	2,773
Polaris, Inc.	24	1,969
		9,361
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	35	2,489
Bio-Rad Laboratories, Inc., Class A*	4	1,351
Charles River Laboratories International, Inc.*	7	918
ICON plc*	7	1,079
Illumina, Inc.*	6	1,688
IQVIA Holdings, Inc.*	25	3,879
Mettler-Toledo International, Inc.*	2	1,314
PerkinElmer, Inc.	13	1,075
Thermo Fisher Scientific, Inc.	48	13,779
Waters Corp.*	7	1,483
		29,055
Machinery - 1.6%
AGCO Corp.	35	2,419
Allison Transmission Holdings, Inc.	26	1,155
Caterpillar, Inc.	167	19,873
Colfax Corp.*	59	1,605
Crane Co.	13	991
Cummins, Inc.	55	8,210
Deere & Co.	96	14,871
Donaldson Co., Inc.	25	1,209
Dover Corp.	36	3,375
Flowserve Corp.	41	1,750
Fortive Corp.	33	2,340
Graco, Inc.	20	911
IDEX Corp.	11	1,812
Illinois Tool Works, Inc.	67	10,041
Ingersoll-Rand plc	60	7,265
ITT, Inc.	21	1,195
Kennametal, Inc.	25	747
Lincoln Electric Holdings, Inc.	14	1,156
Meritor, Inc.*	44	740
Middleby Corp. (The)*	9	987
Mueller Industries, Inc.	33	870
Navistar International Corp.*	29	667
Nordson Corp.	8	1,088
Oshkosh Corp.	27	1,897
PACCAR, Inc.	141	9,244
Parker-Hannifin Corp.	33	5,470
Pentair plc	50	1,796
Rexnord Corp.*	38	995
Snap-on, Inc.	15	2,230
Stanley Black & Decker, Inc.	45	5,979
Terex Corp.	40	993
Timken Co. (The)	26	1,045
Toro Co. (The)	16	1,152
Trinity Industries, Inc.	84	1,468
WABCO Holdings, Inc.*	12	1,602
Wabtec Corp.	19	1,315
Xylem, Inc.	28	2,145
		122,608
Marine - 0.0%(c)
Kirby Corp.*	23	1,693

Media - 1.9%
Altice USA, Inc., Class A*	168	4,852
AMC Networks, Inc., Class A*	16	776
CBS Corp. (Non-Voting), Class B	107	4,500
Charter Communications, Inc., Class A*	43	17,612
Comcast Corp., Class A	1,514	67,010
Discovery, Inc., Class A*	36	994
Discovery, Inc., Class C*	81	2,108
DISH Network Corp., Class A*	119	3,994
Fox Corp., Class A	57	1,891
Fox Corp., Class B	27	886
Gannett Co., Inc.	96	1,010
Interpublic Group of Cos., Inc. (The)	142	2,823
Liberty Broadband Corp., Class A*	4	419
Liberty Broadband Corp., Class C*	18	1,898
Liberty Global plc, Class A*	135	3,607
Liberty Global plc, Class C*	350	9,142
Liberty Latin America Ltd., Class A*	26	427
Liberty Latin America Ltd., Class C*	68	1,121
Liberty Media Corp.-Liberty SiriusXM, Class A*	38	1,539
Liberty Media Corp.-Liberty SiriusXM, Class C*	76	3,102
Meredith Corp.	16	700
News Corp., Class A	191	2,626
News Corp., Class B	60	850
Nexstar Media Group, Inc., Class A	10	989
Omnicom Group, Inc.	91	6,921

Investments	Shares	Value ($)
Sinclair Broadcast Group, Inc., Class A	33	1,471
TEGNA, Inc.	101	1,445
Tribune Media Co., Class A	44	2,049
		146,762
Metals & Mining - 0.5%
AK Steel Holding Corp.*(b)	550	1,188
Alcoa Corp.*	146	2,618
Allegheny Technologies, Inc.*	39	773
Carpenter Technology Corp.	20	973
Cleveland-Cliffs, Inc.(b)	102	810
Commercial Metals Co.	100	1,567
Compass Minerals International, Inc.	18	895
Constellium SE, Class A*	127	1,529
Freeport-McMoRan, Inc.	799	7,343
Newmont Goldcorp Corp.	146	5,824
Nucor Corp.	139	6,808
Reliance Steel & Aluminum Co.	40	3,889
Royal Gold, Inc.	10	1,334
Steel Dynamics, Inc.	80	2,160
United States Steel Corp.(b)	125	1,384
Warrior Met Coal, Inc.	35	731
		39,826
Mortgage Real Estate Investment Trusts (REITs) - 0.3%
AGNC Investment Corp.	211	3,138
Annaly Capital Management, Inc.	662	5,495
Blackstone Mortgage Trust, Inc., Class A	37	1,288
Chimera Investment Corp.	118	2,250
Invesco Mortgage Capital, Inc.	73	1,097
MFA Financial, Inc.	203	1,455
New Residential Investment Corp.	168	2,364
PennyMac Mortgage Investment Trust	50	1,088
Starwood Property Trust, Inc.	122	2,858
Two Harbors Investment Corp.	121	1,528
		22,561
Multiline Retail - 0.9%
Big Lots, Inc.	41	933
Dollar General Corp.	58	9,053
Dollar Tree, Inc.*	68	6,904
JC Penney Co., Inc.*(b)	1,975	1,470
Kohl’s Corp.	113	5,340
Macy’s, Inc.	395	5,830
Nordstrom, Inc.(b)	90	2,607
Target Corp.	342	36,608
		68,745
Multi-Utilities - 1.3%
Ameren Corp.	87	6,712
Avista Corp.	31	1,454
Black Hills Corp.	16	1,227
CenterPoint Energy, Inc.	192	5,317
CMS Energy Corp.	95	5,990
Consolidated Edison, Inc.	147	13,068
Dominion Energy, Inc.	218	16,923
DTE Energy Co.	67	8,687
NiSource, Inc.	118	3,487
NorthWestern Corp.	19	1,376
Public Service Enterprise Group, Inc.	197	11,913
Sempra Energy	87	12,322
WEC Energy Group, Inc.	90	8,619
		97,095
Oil, Gas & Consumable Fuels - 6.2%
Antero Resources Corp.*(b)	306	970
Apache Corp.	131	2,826
Cabot Oil & Gas Corp.	57	976
Chesapeake Energy Corp.*(b)	943	1,358
Chevron Corp.	920	108,302
Cimarex Energy Co.	15	642
CNX Resources Corp.*	129	1,028
Concho Resources, Inc.	34	2,487
ConocoPhillips	450	23,481
Continental Resources, Inc.*	19	555
Cosan Ltd., Class A*	132	1,851
Delek US Holdings, Inc.	43	1,408
Devon Energy Corp.	188	4,134
Diamondback Energy, Inc.	16	1,569
EOG Resources, Inc.	99	7,345
EQT Corp.	115	1,170
Exxon Mobil Corp.	2,160	147,917
Gulfport Energy Corp.*	114	274
Hess Corp.	100	6,295
HollyFrontier Corp.	97	4,303
Kinder Morgan, Inc.	1,005	20,371
Marathon Oil Corp.	418	4,949
Marathon Petroleum Corp.	313	15,403
Murphy Oil Corp.	118	2,151
Noble Energy, Inc.	216	4,877
Oasis Petroleum, Inc.*	245	764
Occidental Petroleum Corp.	350	15,218
ONEOK, Inc.	92	6,558
Parsley Energy, Inc., Class A*	69	1,236
PBF Energy, Inc., Class A	114	2,702
PDC Energy, Inc.*	28	892
Peabody Energy Corp.	43	792
Phillips 66	276	27,222
Pioneer Natural Resources Co.	28	3,456
QEP Resources, Inc.	190	676
Range Resources Corp.(b)	170	605
SemGroup Corp., Class A	60	530
SM Energy Co.	70	664
Targa Resources Corp.	96	3,467
Valero Energy Corp.	335	25,219
Whiting Petroleum Corp.*	56	371
Williams Cos., Inc. (The)	399	9,416
World Fuel Services Corp.	85	3,264
WPX Energy, Inc.*	135	1,453
		471,147
Paper & Forest Products - 0.0%(c)
Domtar Corp.	40	1,318
Louisiana-Pacific Corp.	43	1,034
		2,352
Personal Products - 0.1%
Avon Products, Inc.*	649	2,823
Coty, Inc., Class A(b)	134	1,280
Edgewell Personal Care Co.*	25	696
Estee Lauder Cos., Inc. (The), Class A	23	4,554
Herbalife Nutrition Ltd.*	19	654
Nu Skin Enterprises, Inc., Class A	19	772
		10,779
Pharmaceuticals - 3.4%
Allergan plc	125	19,965

Investments	Shares	Value ($)
Bristol-Myers Squibb Co.	380	18,267
Catalent, Inc.*	24	1,266
Eli Lilly & Co.	141	15,929
Jazz Pharmaceuticals plc*	12	1,538
Johnson & Johnson	593	76,117
Mallinckrodt plc*	144	373
Merck & Co., Inc.	590	51,017
Mylan NV*	249	4,848
Perrigo Co. plc	48	2,245
Pfizer, Inc.	1,645	58,480
Zoetis, Inc.	32	4,045
		254,090
Professional Services - 0.3%
CoStar Group, Inc.*	2	1,230
Equifax, Inc.	23	3,367
IHS Markit Ltd.*	53	3,477
ManpowerGroup, Inc.	55	4,496
Nielsen Holdings plc	188	3,903
Robert Half International, Inc.	28	1,497
TransUnion	21	1,756
Verisk Analytics, Inc.	15	2,423
		22,149
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	84	4,391
Howard Hughes Corp. (The)*	10	1,263
Jones Lang LaSalle, Inc.	13	1,742
Realogy Holdings Corp.(b)	110	526
		7,922
Road & Rail - 0.9%
Avis Budget Group, Inc.*	151	3,740
CSX Corp.	155	10,388
Genesee & Wyoming, Inc., Class A*	23	2,550
Hertz Global Holdings, Inc.*	273	3,306
JB Hunt Transport Services, Inc.	18	1,945
Kansas City Southern	26	3,271
Knight-Swift Transportation Holdings, Inc.	42	1,434
Landstar System, Inc.	9	1,004
Norfolk Southern Corp.	64	11,139
Old Dominion Freight Line, Inc.	8	1,310
Ryder System, Inc.	52	2,505
Union Pacific Corp.	146	23,646
YRC Worldwide, Inc.*(b)	163	355
		66,593
Semiconductors & Semiconductor Equipment - 2.8%
Advanced Micro Devices, Inc.*	45	1,415
Analog Devices, Inc.	54	5,931
Applied Materials, Inc.	192	9,220
Broadcom, Inc.	38	10,740
Cree, Inc.*	21	901
Cypress Semiconductor Corp.	68	1,565
First Solar, Inc.*	43	2,669
Intel Corp.	1,233	58,457
KLA Corp.	50	7,395
Lam Research Corp.	21	4,421
Marvell Technology Group Ltd.	88	2,109
Maxim Integrated Products, Inc.	51	2,782
Microchip Technology, Inc.	34	2,935
Micron Technology, Inc.*	328	14,849
NVIDIA Corp.	30	5,025
NXP Semiconductors NV	81	8,273
ON Semiconductor Corp.*	96	1,709
Qorvo, Inc.*	35	2,500
QUALCOMM, Inc.	554	43,085
Skyworks Solutions, Inc.	32	2,409
Teradyne, Inc.	28	1,483
Texas Instruments, Inc.	148	18,315
Xilinx, Inc.	25	2,601
		210,789
Software - 2.5%
Adobe, Inc.*	19	5,406
ANSYS, Inc.*	7	1,446
Avaya Holdings Corp.*	56	791
Cadence Design Systems, Inc.*	19	1,301
CDK Global, Inc.	15	647
Check Point Software Technologies Ltd.*	14	1,508
Citrix Systems, Inc.	13	1,209
Intuit, Inc.	14	4,037
Microsoft Corp.	953	131,381
Nuance Communications, Inc.*	72	1,210
Oracle Corp.	527	27,436
salesforce.com, Inc.*	28	4,370
SS&C Technologies Holdings, Inc.	16	746
Symantec Corp.	258	5,998
Synopsys, Inc.*	18	2,552
Teradata Corp.*	24	741
VMware, Inc., Class A	5	707
		191,486
Specialty Retail - 2.2%
Aaron’s, Inc.	20	1,282
Abercrombie & Fitch Co., Class A	61	892
Advance Auto Parts, Inc.	16	2,207
American Eagle Outfitters, Inc.	69	1,161
Asbury Automotive Group, Inc.*	23	2,169
Ascena Retail Group, Inc.*(b)	521	130
AutoNation, Inc.*	88	4,176
AutoZone, Inc.*	5	5,508
Bed Bath & Beyond, Inc.(b)	216	2,089
Best Buy Co., Inc.	146	9,293
Burlington Stores, Inc.*	10	2,025
CarMax, Inc.*	82	6,829
Designer Brands, Inc., Class A	33	544
Dick’s Sporting Goods, Inc.	48	1,634
Foot Locker, Inc.	50	1,809
GameStop Corp., Class A(b)	259	1,028
Gap, Inc. (The)	147	2,321
Genesco, Inc.*	21	749
Group 1 Automotive, Inc.	33	2,466
Home Depot, Inc. (The)	206	46,949
L Brands, Inc.	234	3,863
Lithia Motors, Inc., Class A	18	2,359
Lowe’s Cos., Inc.	198	22,216
Michaels Cos., Inc. (The)*	84	476
Murphy USA, Inc.*	37	3,308
Office Depot, Inc.	719	935
O’Reilly Automotive, Inc.*	9	3,454
Penske Automotive Group, Inc.	38	1,626
Ross Stores, Inc.	50	5,301
Sally Beauty Holdings, Inc.*	77	942
Signet Jewelers Ltd.	90	1,102
Tiffany & Co.	32	2,716
TJX Cos., Inc. (The)	240	13,193
Tractor Supply Co.	24	2,445
Ulta Beauty, Inc.*	6	1,426
Urban Outfitters, Inc.*	35	819

Investments	Shares	Value ($)
Williams-Sonoma, Inc.	38	2,500
		163,942
Technology Hardware, Storage & Peripherals - 3.5%
Apple, Inc.	995	207,696
Dell Technologies, Inc., Class C*	72	3,710
Diebold Nixdorf, Inc.*	115	1,289
Hewlett Packard Enterprise Co.	900	12,438
HP, Inc.	538	9,840
NCR Corp.*	85	2,678
NetApp, Inc.	48	2,307
Seagate Technology plc	155	7,783
Western Digital Corp.	184	10,538
Xerox Holdings Corp.	128	3,711
		261,990
Textiles, Apparel & Luxury Goods - 0.4%
Capri Holdings Ltd.*	57	1,504
Carter’s, Inc.	13	1,189
Fossil Group, Inc.*(b)	70	896
Hanesbrands, Inc.	121	1,653
Kontoor Brands, Inc.*	9	308
Lululemon Athletica, Inc.*	7	1,293
NIKE, Inc., Class B	148	12,506
PVH Corp.	28	2,122
Ralph Lauren Corp.	18	1,590
Skechers U.S.A., Inc., Class A*	36	1,140
Tapestry, Inc.	110	2,271
Under Armour, Inc., Class A*	36	670
Under Armour, Inc., Class C*	37	626
VF Corp.	62	5,081
		32,849
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp.	123	1,556
New York Community Bancorp, Inc.	311	3,589
Radian Group, Inc.	55	1,240
Washington Federal, Inc.	31	1,104
		7,489
Tobacco - 0.9%
Altria Group, Inc.	679	29,700
Philip Morris International, Inc.	526	37,919
Universal Corp.	17	851
		68,470
Trading Companies & Distributors - 0.4%
AerCap Holdings NV*	96	5,148
Air Lease Corp.	37	1,537
Beacon Roofing Supply, Inc.*	35	1,116
Fastenal Co.	102	3,123
GATX Corp.	18	1,336
HD Supply Holdings, Inc.*	54	2,101
MRC Global, Inc.*	64	804
MSC Industrial Direct Co., Inc., Class A	15	1,014
NOW, Inc.*	61	725
Rush Enterprises, Inc., Class A	25	903
United Rentals, Inc.*	37	4,165
Univar, Inc.*	90	1,741
Watsco, Inc.	9	1,472
WESCO International, Inc.*	46	2,074
WW Grainger, Inc.	11	3,010
		30,269
Transportation Infrastructure - 0.0%(c)
Macquarie Infrastructure Corp.	57	2,156

Water Utilities - 0.1%
American Water Works Co., Inc.	40	5,093
Aqua America, Inc.	39	1,727
		6,820
Wireless Telecommunication Services - 0.2%
Sprint Corp.*	565	3,836
Telephone & Data Systems, Inc.	65	1,638
T-Mobile US, Inc.*	107	8,352
		13,826

TOTAL COMMON STOCKS (Cost $5,884,720)		7,076,038

SECURITIES LENDING REINVESTMENTS(d) - 0.1%

INVESTMENT COMPANIES - 0.1%
BlackRock Liquidity FedFund, Institutional Class 2.02% (Cost $9,003)	9,003	9,003

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 33.1%

REPURCHASE AGREEMENTS(e) - 33.1%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $2,506,839 (Cost $2,506,245)	2,506,245	2,506,245

Total Investments - 126.7% (Cost $8,399,968)		9,591,286
Liabilities in excess of other assets - (26.7%)		(2,023,144)
Net Assets - 100.0%		7,568,142

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $2,511,812.
(b)

The security or a portion of this security is on loan at August 31, 2019. The total value of securities on loan at August 31, 2019 was $12,499, collateralized in the form of cash with a value of $9,003 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $4,027 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from September 5, 2019 – February 15, 2049; a total value of $13,030.

(c)	Represents less than 0.05% of net assets.
(d)	The security was purchased with cash collateral held from securities on loan at August 31, 2019. The total value of securities purchased was $9,003.
(e)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

RAFITM Long/Short had the following open non-exchange traded total return swap agreements as of August 31, 2019:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(457,664)	12/7/2020	Goldman Sachs International	(2.34)%	Russell 1000 Total Return Index	(58,155)
186,010	12/7/2020	Goldman Sachs International	2.59%	FTSE RAFI US 1000 Total Return Index	16,497
(7,206,066)	11/6/2019	Societe Generale	(1.91)%	Russell 1000 Total Return Index	(1,983,227)
401,740	11/6/2019	Societe Generale	2.41%	FTSE RAFI US 1000 Total Return Index	37,421
(7,075,980)					(1,987,464)
				Total Unrealized Appreciation	53,918
				Total Unrealized Depreciation	(2,041,382)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of August 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Russell 2000 Dividend Growers ETF

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.4%

Banks - 9.3%
BancFirst Corp.	190,720	10,255,015
Community Bank System, Inc.	169,918	10,363,299
Southside Bancshares, Inc.	333,075	10,968,160
Tompkins Financial Corp.	134,632	10,649,391
UMB Financial Corp.	172,275	10,736,178
United Bankshares, Inc.	297,530	10,972,906
		63,944,949
Capital Markets - 1.5%
Westwood Holdings Group, Inc.	378,640	10,393,668

Chemicals - 7.3%
Balchem Corp.	113,169	10,048,275
HB Fuller Co.	250,555	10,676,149
Quaker Chemical Corp.	55,172	8,764,624
Sensient Technologies Corp.	146,965	9,599,754
Stepan Co.	119,138	11,364,574
		50,453,376
Commercial Services & Supplies - 8.7%
ABM Industries, Inc.	274,928	10,243,817
Brady Corp., Class A	226,749	10,704,820
Healthcare Services Group, Inc.	331,045	7,465,065
Matthews International Corp., Class A	298,432	8,747,042
McGrath RentCorp	181,613	11,628,680
MSA Safety, Inc.	107,312	11,335,367
		60,124,791
Electric Utilities - 3.2%
ALLETE, Inc.	128,718	11,034,994
Portland General Electric Co.	196,861	11,199,422
		22,234,416
Electronic Equipment, Instruments & Components - 1.4%
Badger Meter, Inc.	192,450	9,926,571

Equity Real Estate Investment Trusts (REITs) - 6.4%
National Health Investors, Inc.	139,003	11,531,689
Tanger Factory Outlet Centers, Inc.(a)	674,373	9,535,634
Universal Health Realty Income Trust	124,001	11,989,656
Urstadt Biddle Properties, Inc., Class A	510,822	10,722,154
		43,779,133
Food & Staples Retailing - 1.3%
Andersons, Inc. (The)	398,089	9,124,200

Food Products - 6.4%
Calavo Growers, Inc.	112,801	9,999,809
J&J Snack Foods Corp.	66,617	12,861,078
Lancaster Colony Corp.	72,785	10,619,331
Tootsie Roll Industries, Inc.(a)	286,322	10,502,308
		43,982,526
Gas Utilities - 9.5%
Chesapeake Utilities Corp.	116,746	11,041,837
New Jersey Resources Corp.	219,256	10,028,769
Northwest Natural Holding Co.	158,930	11,341,245
South Jersey Industries, Inc.	324,184	10,484,110
Southwest Gas Holdings, Inc.	124,220	11,332,591
Spire, Inc.	129,029	10,954,562
		65,183,114
Health Care Equipment & Supplies - 3.3%
Atrion Corp.	12,437	9,665,415
Utah Medical Products, Inc.	135,623	13,334,453
		22,999,868
Health Care Providers & Services - 3.0%
Ensign Group, Inc. (The)	193,112	9,636,289
National HealthCare Corp.	134,455	10,863,964
		20,500,253
Hotels, Restaurants & Leisure - 1.6%
International Speedway Corp., Class A	242,382	10,912,038

Insurance - 2.9%
American Equity Investment Life Holding Co.	399,107	8,600,756
RLI Corp.	122,830	11,247,543
		19,848,299
IT Services - 1.8%
Cass Information Systems, Inc.	242,540	12,272,524

Machinery - 6.1%
Franklin Electric Co., Inc.	237,791	10,902,717
Gorman-Rupp Co. (The)	365,357	10,913,214
Hillenbrand, Inc.	284,748	7,813,485
Lindsay Corp.(a)	139,734	12,332,923
		41,962,339
Media - 1.3%
Meredith Corp.(a)	212,550	9,305,439

Multi-Utilities - 4.8%
Avista Corp.	247,891	11,626,088
Black Hills Corp.	139,925	10,733,647
NorthWestern Corp.	149,883	10,857,524
		33,217,259
Personal Products - 1.5%
Inter Parfums, Inc.	163,548	10,514,501

Specialty Retail - 3.2%
Aaron’s, Inc.	180,414	11,566,342
Group 1 Automotive, Inc.	141,331	10,560,252
		22,126,594
Thrifts & Mortgage Finance - 1.5%
Northwest Bancshares, Inc.	638,147	10,089,104

Tobacco - 3.2%
Universal Corp.	185,181	9,270,161
Vector Group Ltd.(a)	1,100,865	12,858,103
		22,128,264
Trading Companies & Distributors - 1.6%
GATX Corp.	147,711	10,963,110

Water Utilities - 8.6%
American States Water Co.	146,221	13,529,829
California Water Service Group	214,481	12,105,308
Connecticut Water Service, Inc.	159,279	11,171,829
Middlesex Water Co.	176,685	10,784,852
SJW Group	175,906	12,019,657
		59,611,475

TOTAL COMMON STOCKS (Cost $675,832,704)		685,597,811

Investments	Shares	Value ($)
SECURITIES LENDING REINVESTMENTS(b) - 3.5%

INVESTMENT COMPANIES - 3.5%
BlackRock Liquidity FedFund, Institutional Class 2.02% (Cost $23,895,239)	23,895,239	23,895,239

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 0.4%

REPURCHASE AGREEMENTS(c) - 0.4%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $2,473,517 (Cost $2,472,931)	2,472,931	2,472,931

Total Investments - 103.3% (Cost $702,200,874)		711,965,981
Liabilities in excess of other assets - (3.3%)		(23,002,115)
Net Assets - 100.0%		688,963,866

(a)

The security or a portion of this security is on loan at August 31, 2019. The total value of securities on loan at August 31, 2019 was $23,727,885, collateralized in the form of cash with a value of $23,895,239 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $400,523 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from September 5, 2019 – February 15, 2048; a total value of $24,295,762.

(b)	The security was purchased with cash collateral held from securities on loan at August 31, 2019. The total value of securities purchased was $23,895,239.
(c)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

S&P 500® Bond ETF

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

CORPORATE BONDS - 98.3%

Aerospace & Defense - 2.9%
Lockheed Martin Corp.
4.70%, 5/15/2046	100,000	130,321
Northrop Grumman Corp.
3.25%, 1/15/2028	200,000	212,401
United Technologies Corp.
4.50%, 6/1/2042	240,000	289,624
4.63%, 11/16/2048	150,000	189,376
		821,722
Air Freight & Logistics - 0.7%
FedEx Corp.
4.05%, 2/15/2048	100,000	102,121
United Parcel Service, Inc.
3.75%, 11/15/2047	100,000	110,415
		212,536
Automobiles - 2.8%
Ford Motor Co.
4.35%, 12/8/2026	100,000	102,631
4.75%, 1/15/2043	140,000	126,308
5.29%, 12/8/2046	370,000	355,991
General Motors Co.
4.88%, 10/2/2023	200,000	215,114
		800,044
Banks - 14.5%
Bank of America Corp.
2.63%, 4/19/2021	200,000	201,872
2.50%, 10/21/2022	200,000	201,929
3.30%, 1/11/2023	115,000	119,543
4.00%, 4/1/2024	100,000	108,126
Citigroup, Inc.
2.65%, 10/26/2020	200,000	201,199
2.35%, 8/2/2021	400,000	402,561
4.40%, 6/10/2025	100,000	108,600
3.20%, 10/21/2026	100,000	104,330
JPMorgan Chase & Co.
2.40%, 6/7/2021	200,000	201,230
2.30%, 8/15/2021	150,000	150,380
3.88%, 9/10/2024	150,000	160,383
3.90%, 7/15/2025	400,000	434,414
2.95%, 10/1/2026	100,000	103,711
PNC Financial Services Group, Inc. (The)
3.50%, 1/23/2024	180,000	191,403
US Bancorp
Series X, 3.15%, 4/27/2027	200,000	214,275
Wells Fargo & Co.
2.50%, 3/4/2021	150,000	150,892
2.63%, 7/22/2022	100,000	101,686
3.30%, 9/9/2024	168,000	176,687
3.55%, 9/29/2025	168,000	178,725
3.00%, 4/22/2026	200,000	207,063
3.00%, 10/23/2026	250,000	259,787
4.75%, 12/7/2046	150,000	183,764
		4,162,560
Biotechnology - 4.7%
AbbVie, Inc.
2.30%, 5/14/2021	100,000	100,321
3.20%, 5/14/2026	200,000	204,717
4.45%, 5/14/2046	140,000	148,117
Amgen, Inc.
2.65%, 5/11/2022	200,000	203,040
Biogen, Inc.
4.05%, 9/15/2025	100,000	108,575
Celgene Corp.
4.35%, 11/15/2047	100,000	120,228
4.55%, 2/20/2048	100,000	122,096
Gilead Sciences, Inc.
2.95%, 3/1/2027	150,000	155,743
4.75%, 3/1/2046	150,000	182,379
		1,345,216
Capital Markets - 7.3%
Bank of New York Mellon Corp. (The)
2.60%, 2/7/2022	100,000	101,639
Goldman Sachs Group, Inc. (The)
2.75%, 9/15/2020	150,000	150,769
3.20%, 2/23/2023	190,000	196,285
4.00%, 3/3/2024	105,000	112,856
3.85%, 1/26/2027	250,000	266,632
6.75%, 10/1/2037	200,000	273,940
5.15%, 5/22/2045	100,000	121,334
Morgan Stanley
3.13%, 1/23/2023	200,000	206,154
4.10%, 5/22/2023	120,000	127,058
Series F, 3.88%, 4/29/2024	100,000	107,292
3.13%, 7/27/2026	100,000	103,859
3.63%, 1/20/2027	200,000	213,925
4.30%, 1/27/2045	100,000	118,315
		2,100,058
Chemicals - 1.0%
DuPont de Nemours, Inc.
4.73%, 11/15/2028	150,000	173,412
Sherwin-Williams Co. (The)
2.75%, 6/1/2022	100,000	101,547
		274,959
Communications Equipment - 0.5%
Cisco Systems, Inc.
2.20%, 2/28/2021	150,000	150,986

Consumer Finance - 3.1%
American Express Co.
2.20%, 10/30/2020	250,000	250,457
3.40%, 2/27/2023	100,000	104,458
American Express Credit Corp.
3.30%, 5/3/2027	100,000	108,034
Capital One Financial Corp.
3.30%, 10/30/2024	100,000	103,700
3.80%, 1/31/2028	100,000	106,800
General Motors Financial Co., Inc.
3.20%, 7/6/2021	100,000	101,229
3.45%, 1/14/2022	100,000	101,911
		876,589
Containers & Packaging - 0.4%
International Paper Co.
4.40%, 8/15/2047	100,000	106,590

Diversified Financial Services - 1.8%
Berkshire Hathaway, Inc.
2.75%, 3/15/2023	100,000	103,187
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/2020	200,000	198,639
4.42%, 11/15/2035	200,000	203,353
		505,179

Investments	Principal Amount ($)	Value ($)

Diversified Telecommunication Services - 7.7%
AT&T, Inc.
2.80%, 2/17/2021	100,000	100,843
3.60%, 2/17/2023	100,000	104,525
3.40%, 5/15/2025	450,000	471,501
5.25%, 3/1/2037	250,000	296,306
4.35%, 6/15/2045	150,000	159,562
Verizon Communications, Inc.
3.50%, 11/1/2024	100,000	106,584
5.25%, 3/16/2037	300,000	379,423
4.13%, 8/15/2046	50,000	56,812
4.86%, 8/21/2046	150,000	186,649
4.52%, 9/15/2048	150,000	180,415
4.67%, 3/15/2055	150,000	184,338
		2,226,958
Electric Utilities - 0.8%
Duke Energy Corp.
3.75%, 4/15/2024	100,000	106,267
Southern Co. (The)
3.25%, 7/1/2026	110,000	113,887
		220,154
Energy Equipment & Services - 0.7%
Baker Hughes a GE Co. LLC
3.34%, 12/15/2027	100,000	102,545
Halliburton Co.
5.00%, 11/15/2045	100,000	111,955
		214,500
Entertainment - 0.7%
NBCUniversal Media LLC
4.38%, 4/1/2021	100,000	103,683
Viacom, Inc.
4.38%, 3/15/2043	100,000	106,016
		209,699
Equity Real Estate Investment Trusts (REITs) - 0.4%
American Tower Corp.
3.80%, 8/15/2029	100,000	107,909

Food & Staples Retailing - 2.5%
Costco Wholesale Corp.
2.30%, 5/18/2022	150,000	151,949
Kroger Co. (The)
4.45%, 2/1/2047	100,000	104,599
Walgreens Boots Alliance, Inc.
3.45%, 6/1/2026	130,000	134,963
Walmart, Inc.
1.90%, 12/15/2020	100,000	100,192
3.55%, 6/26/2025	200,000	217,183
		708,886
Food Products - 2.8%
Campbell Soup Co.
4.15%, 3/15/2028	100,000	107,912
Conagra Brands, Inc.
5.40%, 11/1/2048	150,000	178,519
General Mills, Inc.
4.20%, 4/17/2028	100,000	112,674
Kraft Heinz Foods Co.
3.50%, 6/6/2022	100,000	102,366
3.00%, 6/1/2026	120,000	117,996
Tyson Foods, Inc.
5.10%, 9/28/2048	150,000	186,763
		806,230
Health Care Equipment & Supplies - 1.5%
Abbott Laboratories
2.90%, 11/30/2021	100,000	101,964
4.90%, 11/30/2046	110,000	146,990
Medtronic, Inc.
4.63%, 3/15/2045	150,000	194,921
		443,875
Health Care Providers & Services - 4.9%
Anthem, Inc.
3.65%, 12/1/2027	120,000	127,388
CVS Health Corp.
3.35%, 3/9/2021	220,000	224,322
3.50%, 7/20/2022	120,000	124,296
3.70%, 3/9/2023	170,000	177,672
4.10%, 3/25/2025	160,000	171,272
5.05%, 3/25/2048	150,000	174,705
Express Scripts Holding Co.
3.40%, 3/1/2027	100,000	104,102
UnitedHealth Group, Inc.
4.75%, 7/15/2045	150,000	187,239
3.88%, 8/15/2059	115,000	127,250
		1,418,246
Hotels, Restaurants & Leisure - 0.8%
McDonald’s Corp.
4.88%, 12/9/2045	100,000	123,762
4.45%, 3/1/2047	100,000	117,460
		241,222
Industrial Conglomerates - 0.7%
General Electric Co.
2.70%, 10/9/2022	100,000	99,349
4.50%, 3/11/2044	100,000	101,059
		200,408
Insurance - 1.0%
American International Group, Inc.
4.20%, 4/1/2028	100,000	110,232
4.75%, 4/1/2048	150,000	178,720
		288,952
Internet & Direct Marketing Retail - 1.5%
Amazon.com, Inc.
3.88%, 8/22/2037	150,000	174,981
4.25%, 8/22/2057	200,000	254,660
		429,641
IT Services - 2.7%
IBM Credit LLC
2.65%, 2/5/2021	150,000	151,432
Mastercard, Inc.
2.95%, 6/1/2029	300,000	320,864
Visa, Inc.
2.20%, 12/14/2020	150,000	150,696
3.15%, 12/14/2025	150,000	160,656
		783,648
Media - 2.6%
Comcast Corp.
3.00%, 2/1/2024	150,000	155,955
3.15%, 2/15/2028	100,000	105,335
4.00%, 3/1/2048	100,000	113,248
4.70%, 10/15/2048	220,000	275,650

Investments	Principal Amount ($)	Value ($)
Discovery Communications LLC
2.95%, 3/20/2023	100,000	102,063
		752,251
Multiline Retail - 0.4%
Dollar Tree, Inc.
3.70%, 5/15/2023	100,000	104,136

Multi-Utilities - 0.7%
Berkshire Hathaway Energy Co.
6.13%, 4/1/2036	150,000	212,084

Oil, Gas & Consumable Fuels - 4.9%
Chevron Corp.
2.36%, 12/5/2022	150,000	152,629
3.19%, 6/24/2023	100,000	104,691
ConocoPhillips Co.
4.95%, 3/15/2026	150,000	174,152
Exxon Mobil Corp.
3.04%, 3/1/2026	248,000	263,309
Kinder Morgan, Inc.
4.30%, 3/1/2028	100,000	109,532
5.20%, 3/1/2048	100,000	117,938
MPLX LP
4.00%, 3/15/2028	150,000	157,251
4.50%, 4/15/2038	100,000	103,125
Phillips 66
4.88%, 11/15/2044	100,000	119,741
Williams Cos., Inc. (The)
3.60%, 3/15/2022	100,000	102,959
		1,405,327
Pharmaceuticals - 3.8%
Allergan Funding SCS
3.80%, 3/15/2025	100,000	105,039
4.55%, 3/15/2035	80,000	86,035
Eli Lilly & Co.
3.38%, 3/15/2029	100,000	109,821
Johnson & Johnson
3.70%, 3/1/2046	100,000	115,726
Merck & Co., Inc.
2.90%, 3/7/2024	100,000	104,651
2.75%, 2/10/2025	120,000	124,897
Mylan NV
3.95%, 6/15/2026	120,000	124,689
Pfizer, Inc.
7.20%, 3/15/2039	100,000	159,079
4.13%, 12/15/2046	130,000	155,592
		1,085,529
Road & Rail - 0.4%
CSX Corp.
4.30%, 3/1/2048	100,000	116,252

Semiconductors & Semiconductor Equipment - 3.5%
Applied Materials, Inc.
3.30%, 4/1/2027	100,000	107,723
Broadcom Corp.
3.00%, 1/15/2022	100,000	100,862
3.63%, 1/15/2024	100,000	102,043
3.88%, 1/15/2027	100,000	100,044
3.50%, 1/15/2028	160,000	155,064
Intel Corp.
2.60%, 5/19/2026	160,000	165,378
QUALCOMM, Inc.
3.25%, 5/20/2027	150,000	157,532
4.80%, 5/20/2045	100,000	120,663
		1,009,309
Software - 6.4%
Microsoft Corp.
1.55%, 8/8/2021	115,000	114,654
2.38%, 2/12/2022	248,000	252,042
2.40%, 8/8/2026	100,000	103,376
3.30%, 2/6/2027	100,000	109,241
4.45%, 11/3/2045	150,000	195,009
4.25%, 2/6/2047	150,000	191,520
3.95%, 8/8/2056	150,000	184,035
Oracle Corp.
2.40%, 9/15/2023	248,000	251,707
2.65%, 7/15/2026	148,000	151,715
3.80%, 11/15/2037	268,000	299,524
		1,852,823
Specialty Retail - 0.9%
Home Depot, Inc. (The)
2.63%, 6/1/2022	160,000	163,835
Lowe’s Cos., Inc.
4.05%, 5/3/2047	100,000	108,602
		272,437
Technology Hardware, Storage & Peripherals - 4.8%
Apple, Inc.
2.25%, 2/23/2021	200,000	201,115
2.85%, 5/6/2021	200,000	203,397
2.40%, 5/3/2023	150,000	153,160
3.35%, 2/9/2027	100,000	108,068
2.90%, 9/12/2027	100,000	105,073
3.45%, 2/9/2045	100,000	108,172
4.65%, 2/23/2046	100,000	127,640
3.75%, 11/13/2047	100,000	114,525
Hewlett Packard Enterprise Co.
4.90%, 10/15/2025(a)	120,000	132,872
6.35%, 10/15/2045(a)	100,000	115,983
		1,370,005
Tobacco - 1.5%
Altria Group, Inc.
4.00%, 1/31/2024	150,000	160,186
4.40%, 2/14/2026	150,000	164,438
Philip Morris International, Inc.
4.25%, 11/10/2044	100,000	109,356
		433,980

TOTAL CORPORATE BONDS (Cost $25,753,083)		28,270,900

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.7%

REPURCHASE AGREEMENTS(b) - 0.7%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $202,401 (Cost $202,353)	202,353	202,353

Total Investments - 99.0% (Cost $25,955,436)		28,473,253
Other Assets Less Liabilities - 1.0%		279,490
Net Assets - 100.0%		28,752,743

(a)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of August 31, 2019.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

S&P 500® Dividend Aristocrats ETF

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.8%

Aerospace & Defense - 3.5%
General Dynamics Corp.	496,060	94,881,396
United Technologies Corp.	693,327	90,298,909
		185,180,305
Banks - 1.5%
People’s United Financial, Inc.	5,590,381	80,333,775

Beverages - 5.6%
Brown-Forman Corp., Class B	1,680,745	99,147,147
Coca-Cola Co. (The)	1,730,770	95,261,581
PepsiCo, Inc.	720,371	98,496,327
		292,905,055
Biotechnology - 1.7%
AbbVie, Inc.	1,379,993	90,720,740

Building Products - 1.8%
AO Smith Corp.	2,062,017	95,925,031

Capital Markets - 5.0%
Franklin Resources, Inc.	2,655,629	69,789,930
S&P Global, Inc.	382,900	99,626,751
T. Rowe Price Group, Inc.	821,759	90,902,981
		260,319,662
Chemicals - 8.8%
Air Products & Chemicals, Inc.	413,947	93,518,906
Ecolab, Inc.	470,205	97,007,993
Linde plc	459,167	86,741,238
PPG Industries, Inc.	788,139	87,317,920
Sherwin-Williams Co. (The)	185,753	97,845,393
		462,431,450
Commercial Services & Supplies - 1.8%
Cintas Corp.	355,397	93,753,729

Distributors - 1.7%
Genuine Parts Co.	956,642	86,375,206

Diversified Telecommunication Services - 1.9%
AT&T, Inc.	2,800,226	98,735,969

Electrical Equipment - 1.6%
Emerson Electric Co.	1,384,095	82,478,221

Equity Real Estate Investment Trusts (REITs) - 1.8%
Federal Realty Investment Trust	712,495	92,061,479

Food & Staples Retailing - 5.4%
Sysco Corp.	1,327,440	98,668,615
Walgreens Boots Alliance, Inc.	1,686,231	86,318,165
Walmart, Inc.	831,149	94,967,085
		279,953,865
Food Products - 5.4%
Archer-Daniels-Midland Co.	2,294,298	87,298,039
Hormel Foods Corp.	2,303,380	98,147,022
McCormick & Co., Inc. (Non-Voting)	586,042	95,448,660
		280,893,721
Health Care Equipment & Supplies - 5.4%
Abbott Laboratories	1,050,671	89,643,250
Becton Dickinson and Co.	363,240	92,233,901
Medtronic plc	909,597	98,136,420
		280,013,571
Health Care Providers & Services - 1.7%
Cardinal Health, Inc.	2,079,988	89,709,882

Hotels, Restaurants & Leisure - 1.8%
McDonald’s Corp.	437,453	95,351,630

Household Durables - 1.7%
Leggett & Platt, Inc.	2,343,989	87,172,951

Household Products - 7.3%
Clorox Co. (The)	568,982	89,990,193
Colgate-Palmolive Co.	1,306,006	96,840,345
Kimberly-Clark Corp.	691,283	97,546,944
Procter & Gamble Co. (The)	826,647	99,387,769
		383,765,251
Industrial Conglomerates - 3.4%
3M Co.	518,911	83,918,287
Roper Technologies, Inc.	248,461	91,125,556
		175,043,843
Insurance - 5.4%
Aflac, Inc.	1,726,276	86,624,530
Chubb Ltd.	614,062	95,965,609
Cincinnati Financial Corp.	867,785	97,617,135
		280,207,274
IT Services - 1.8%
Automatic Data Processing, Inc.	556,663	94,543,644

Machinery - 8.2%
Caterpillar, Inc.	705,629	83,969,851
Dover Corp.	952,620	89,298,599
Illinois Tool Works, Inc.	586,482	87,890,192
Pentair plc	2,370,908	85,163,015
Stanley Black & Decker, Inc.	609,680	81,002,085
		427,323,742
Metals & Mining - 1.5%
Nucor Corp.	1,645,093	80,576,655

Multiline Retail - 2.1%
Target Corp.	1,045,139	111,871,679

Multi-Utilities - 1.8%
Consolidated Edison, Inc.	1,075,701	95,629,819

Oil, Gas & Consumable Fuels - 3.3%
Chevron Corp.	735,572	86,591,536
Exxon Mobil Corp.	1,235,133	84,581,908
		171,173,444
Pharmaceuticals - 1.8%
Johnson & Johnson	717,212	92,061,332

Specialty Retail - 1.9%
Lowe’s Cos., Inc.	905,436	101,589,919

Textiles, Apparel & Luxury Goods - 1.6%
VF Corp.	1,041,959	85,388,540

Investments	Shares	Value ($)
Trading Companies & Distributors - 1.6%
WW Grainger, Inc.	306,118	83,769,191

TOTAL COMMON STOCKS (Cost $4,649,984,388)		5,217,260,575

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 0.0%(a)

REPURCHASE AGREEMENTS(b) - 0.0%(a)
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $1,007,207 (Cost $1,006,968)	1,006,968	1,006,968

Total Investments - 99.8% (Cost $4,650,991,356)		5,218,267,543
Other Assets Less Liabilities - 0.2%		10,685,011
Net Assets - 100.0%		5,228,952,554

(a)	Represents less than 0.05% of net assets.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

S&P 500® Ex-Energy ETF

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.9%

Aerospace & Defense - 2.8%
Arconic, Inc.	135	3,488
Boeing Co. (The)	174	63,352
General Dynamics Corp.	90	17,214
Huntington Ingalls Industries, Inc.	14	2,926
L3Harris Technologies, Inc.	74	15,644
Lockheed Martin Corp.	82	31,497
Northrop Grumman Corp.	57	20,969
Raytheon Co.	93	17,235
Textron, Inc.	78	3,510
TransDigm Group, Inc.	16	8,613
United Technologies Corp.	271	35,295
		219,743
Air Freight & Logistics - 0.6%
CH Robinson Worldwide, Inc.	46	3,886
Expeditors International of Washington, Inc.	58	4,124
FedEx Corp.	80	12,689
United Parcel Service, Inc., Class B	233	27,648
		48,347
Airlines - 0.4%
Alaska Air Group, Inc.	41	2,449
American Airlines Group, Inc.	133	3,499
Delta Air Lines, Inc.	200	11,572
Southwest Airlines Co.	164	8,580
United Airlines Holdings, Inc.*	73	6,155
		32,255
Auto Components - 0.1%
Aptiv plc	86	7,153
BorgWarner, Inc.	70	2,284
		9,437
Automobiles - 0.4%
Ford Motor Co.	1,310	12,013
General Motors Co.	442	16,394
Harley-Davidson, Inc.	53	1,690
		30,097
Banks - 5.5%
Bank of America Corp.	2,956	81,320
BB&T Corp.	256	12,198
Citigroup, Inc.	773	49,743
Citizens Financial Group, Inc.	153	5,162
Comerica, Inc.	52	3,206
Fifth Third Bancorp	243	6,427
First Republic Bank	54	4,845
Huntington Bancshares, Inc.	351	4,651
JPMorgan Chase & Co.	1,085	119,198
KeyCorp	338	5,611
M&T Bank Corp.	46	6,726
People’s United Financial, Inc.	134	1,926
PNC Financial Services Group, Inc. (The)	151	19,468
Regions Financial Corp.	338	4,942
SunTrust Banks, Inc.	148	9,103
SVB Financial Group*	17	3,308
US Bancorp	499	26,292
Wells Fargo & Co.	1,352	62,963
Zions Bancorp NA	61	2,506
		429,595
Beverages - 2.1%
Brown-Forman Corp., Class B	54	3,185
Coca-Cola Co. (The)	1,284	70,671
Constellation Brands, Inc., Class A	56	11,444
Molson Coors Brewing Co., Class B	63	3,236
Monster Beverage Corp.*	131	7,686
PepsiCo, Inc.	469	64,126
		160,348
Biotechnology - 2.2%
AbbVie, Inc.	495	32,541
Alexion Pharmaceuticals, Inc.*	75	7,557
Amgen, Inc.	204	42,559
Biogen, Inc.*	65	14,284
Celgene Corp.*	236	22,845
Gilead Sciences, Inc.	424	26,941
Incyte Corp.*	59	4,827
Regeneron Pharmaceuticals, Inc.*	26	7,541
Vertex Pharmaceuticals, Inc.*	86	15,482
		174,577
Building Products - 0.3%
Allegion plc	32	3,081
AO Smith Corp.	48	2,233
Fortune Brands Home & Security, Inc.	47	2,400
Johnson Controls International plc	266	11,355
Masco Corp.	100	4,073
		23,142
Capital Markets - 2.9%
Affiliated Managers Group, Inc.	17	1,303
Ameriprise Financial, Inc.	45	5,804
Bank of New York Mellon Corp. (The)	296	12,450
BlackRock, Inc.	40	16,902
Cboe Global Markets, Inc.	37	4,409
Charles Schwab Corp. (The)	398	15,231
CME Group, Inc.	120	26,075
E*TRADE Financial Corp.	83	3,464
Franklin Resources, Inc.	100	2,628
Goldman Sachs Group, Inc. (The)	114	23,246
Intercontinental Exchange, Inc.	188	17,574
Invesco Ltd.	135	2,119
MarketAxess Holdings, Inc.	13	5,169
Moody’s Corp.	54	11,641
Morgan Stanley	427	17,716
MSCI, Inc.	28	6,570
Nasdaq, Inc.	39	3,894
Northern Trust Corp.	72	6,331
Raymond James Financial, Inc.	41	3,219
S&P Global, Inc.	82	21,336
State Street Corp.	125	6,414
T. Rowe Price Group, Inc.	79	8,739
		222,234
Chemicals - 2.0%
Air Products & Chemicals, Inc.	73	16,492
Albemarle Corp.	36	2,222
Celanese Corp.	41	4,648
CF Industries Holdings, Inc.	74	3,566
Corteva, Inc.	251	7,359
Dow, Inc.	251	10,700
DuPont de Nemours, Inc.	250	16,983
Eastman Chemical Co.	46	3,007
Ecolab, Inc.	85	17,536
FMC Corp.	45	3,885

Investments	Shares	Value ($)
International Flavors & Fragrances, Inc.	33	3,622
Linde plc	182	34,382
LyondellBasell Industries NV, Class A	92	7,119
Mosaic Co. (The)	119	2,188
PPG Industries, Inc.	79	8,753
Sherwin-Williams Co. (The)	27	14,222
		156,684
Commercial Services & Supplies - 0.5%
Cintas Corp.	28	7,386
Copart, Inc.*	67	5,051
Republic Services, Inc.	72	6,426
Rollins, Inc.	49	1,608
Waste Management, Inc.	129	15,396
		35,867
Communications Equipment - 1.1%
Arista Networks, Inc.*	17	3,853
Cisco Systems, Inc.	1,432	67,032
F5 Networks, Inc.*	21	2,703
Juniper Networks, Inc.	116	2,687
Motorola Solutions, Inc.	54	9,769
		86,044
Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc.	37	3,288
Quanta Services, Inc.	48	1,627
		4,915
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	21	5,329
Vulcan Materials Co.	45	6,356
		11,685
Consumer Finance - 0.7%
American Express Co.	228	27,444
Capital One Financial Corp.	157	13,599
Discover Financial Services	108	8,637
Synchrony Financial	213	6,827
		56,507
Containers & Packaging - 0.4%
Amcor plc*	543	5,332
Avery Dennison Corp.	28	3,236
Ball Corp.	112	9,006
International Paper Co.	134	5,239
Packaging Corp. of America	32	3,218
Sealed Air Corp.	52	2,071
Westrock Co.	87	2,974
		31,076
Distributors - 0.1%
Genuine Parts Co.	49	4,424
LKQ Corp.*	105	2,759
		7,183
Diversified Consumer Services - 0.0%(a)
H&R Block, Inc.	68	1,647

Diversified Financial Services - 1.7%
Berkshire Hathaway, Inc., Class B*	648	131,810
Jefferies Financial Group, Inc.	86	1,603
		133,413
Diversified Telecommunication Services - 2.2%
AT&T, Inc.	2,440	86,035
CenturyLink, Inc.	322	3,664
Verizon Communications, Inc.	1,383	80,435
		170,134
Electric Utilities - 2.2%
Alliant Energy Corp.	79	4,144
American Electric Power Co., Inc.	165	15,040
Duke Energy Corp.	243	22,536
Edison International	118	8,528
Entergy Corp.	63	7,109
Evergy, Inc.	83	5,395
Eversource Energy	108	8,654
Exelon Corp.	324	15,312
FirstEnergy Corp.	171	7,866
NextEra Energy, Inc.	161	35,272
Pinnacle West Capital Corp.	37	3,526
PPL Corp.	242	7,151
Southern Co. (The)	348	20,274
Xcel Energy, Inc.	173	11,110
		171,917
Electrical Equipment - 0.5%
AMETEK, Inc.	76	6,531
Eaton Corp. plc	141	11,381
Emerson Electric Co.	204	12,156
Rockwell Automation, Inc.	39	5,959
		36,027
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp., Class A	99	8,666
Corning, Inc.	262	7,297
FLIR Systems, Inc.	47	2,316
IPG Photonics Corp.*	12	1,485
Keysight Technologies, Inc.*	63	6,102
TE Connectivity Ltd.	112	10,216
		36,082
Entertainment - 2.0%
Activision Blizzard, Inc.	257	13,004
Electronic Arts, Inc.*	99	9,274
Netflix, Inc.*	147	43,181
Take-Two Interactive Software, Inc.*	37	4,883
Viacom, Inc., Class B	118	2,948
Walt Disney Co. (The)	583	80,023
		153,313
Equity Real Estate Investment Trusts (REITs) - 3.3%
Alexandria Real Estate Equities, Inc.	37	5,544
American Tower Corp.	147	33,838
Apartment Investment & Management Co., Class A	51	2,601
AvalonBay Communities, Inc.	46	9,778
Boston Properties, Inc.	52	6,678
Crown Castle International Corp.	138	20,033
Digital Realty Trust, Inc.	70	8,654
Duke Realty Corp.	122	4,059
Equinix, Inc.	28	15,576
Equity Residential	124	10,510
Essex Property Trust, Inc.	22	7,068
Extra Space Storage, Inc.	41	4,999
Federal Realty Investment Trust	24	3,101
HCP, Inc.	161	5,588
Host Hotels & Resorts, Inc.	249	3,994
Iron Mountain, Inc.	96	3,058
Kimco Realty Corp.	142	2,610
Macerich Co. (The)	37	1,056
Mid-America Apartment Communities, Inc.	37	4,687
Prologis, Inc.	210	17,560

Investments	Shares	Value ($)
Public Storage	50	13,237
Realty Income Corp.	105	7,750
Regency Centers Corp.	56	3,613
SBA Communications Corp.	37	9,710
Simon Property Group, Inc.	103	15,341
SL Green Realty Corp.	28	2,246
UDR, Inc.	96	4,625
Ventas, Inc.	124	9,100
Vornado Realty Trust	59	3,568
Welltower, Inc.	135	12,091
Weyerhaeuser Co.	250	6,577
		258,850
Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	147	43,330
Kroger Co. (The)	272	6,441
Sysco Corp.	159	11,818
Walgreens Boots Alliance, Inc.	261	13,361
Walmart, Inc.	467	53,359
		128,309
Food Products - 1.2%
Archer-Daniels-Midland Co.	187	7,115
Campbell Soup Co.	64	2,880
Conagra Brands, Inc.	163	4,623
General Mills, Inc.	200	10,760
Hershey Co. (The)	46	7,290
Hormel Foods Corp.	91	3,878
JM Smucker Co. (The)	37	3,891
Kellogg Co.	84	5,275
Kraft Heinz Co. (The)	210	5,359
Lamb Weston Holdings, Inc.	49	3,449
McCormick & Co., Inc. (Non-Voting)	41	6,678
Mondelez International, Inc., Class A	482	26,616
Tyson Foods, Inc., Class A	99	9,211
		97,025
Gas Utilities - 0.1%
Atmos Energy Corp.	39	4,299

Health Care Equipment & Supplies - 3.8%
Abbott Laboratories	590	50,339
ABIOMED, Inc.*	16	3,089
Align Technology, Inc.*	24	4,394
Baxter International, Inc.	159	13,984
Becton Dickinson and Co.	90	22,853
Boston Scientific Corp.*	465	19,869
Cooper Cos., Inc. (The)	16	4,956
Danaher Corp.	210	29,839
DENTSPLY SIRONA, Inc.	78	4,068
Edwards Lifesciences Corp.*	70	15,529
Hologic, Inc.*	91	4,493
IDEXX Laboratories, Inc.*	28	8,113
Intuitive Surgical, Inc.*	39	19,942
Medtronic plc	448	48,335
ResMed, Inc.	48	6,686
Stryker Corp.	103	22,728
Teleflex, Inc.	16	5,823
Varian Medical Systems, Inc.*	30	3,178
Zimmer Biomet Holdings, Inc.	67	9,326
		297,544
Health Care Providers & Services - 2.8%
AmerisourceBergen Corp.	52	4,278
Anthem, Inc.	86	22,491
Cardinal Health, Inc.	100	4,313
Centene Corp.*	138	6,434
Cigna Corp.	126	19,400
CVS Health Corp.	435	26,500
DaVita, Inc.*	42	2,367
HCA Healthcare, Inc.	89	10,698
Henry Schein, Inc.*	50	3,081
Humana, Inc.	46	13,028
Laboratory Corp. of America Holdings*	33	5,529
McKesson Corp.	63	8,711
Quest Diagnostics, Inc.	45	4,607
UnitedHealth Group, Inc.	317	74,178
Universal Health Services, Inc., Class B	28	4,048
WellCare Health Plans, Inc.*	17	4,603
		214,266
Health Care Technology - 0.1%
Cerner Corp.	108	7,442

Hotels, Restaurants & Leisure - 2.1%
Carnival Corp.	134	5,907
Chipotle Mexican Grill, Inc.*	9	7,546
Darden Restaurants, Inc.	41	4,960
Hilton Worldwide Holdings, Inc.	98	9,052
Marriott International, Inc., Class A	92	11,598
McDonald’s Corp.	254	55,364
MGM Resorts International	171	4,798
Norwegian Cruise Line Holdings Ltd.*	72	3,654
Royal Caribbean Cruises Ltd.	58	6,048
Starbucks Corp.	404	39,010
Wynn Resorts Ltd.	33	3,635
Yum! Brands, Inc.	102	11,912
		163,484
Household Durables - 0.3%
DR Horton, Inc.	114	5,639
Garmin Ltd.	40	3,263
Leggett & Platt, Inc.	44	1,636
Lennar Corp., Class A	96	4,896
Mohawk Industries, Inc.*	21	2,497
Newell Brands, Inc.	130	2,158
PulteGroup, Inc.	87	2,941
Whirlpool Corp.	22	3,060
		26,090
Household Products - 1.9%
Church & Dwight Co., Inc.	82	6,542
Clorox Co. (The)	41	6,484
Colgate-Palmolive Co.	288	21,355
Kimberly-Clark Corp.	115	16,228
Procter & Gamble Co. (The)	839	100,873
		151,482
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	223	3,419
NRG Energy, Inc.	85	3,094
		6,513
Industrial Conglomerates - 1.4%
3M Co.	192	31,050
General Electric Co.	2,917	24,065
Honeywell International, Inc.	243	40,003
Roper Technologies, Inc.	35	12,837
		107,955

Investments	Shares	Value ($)
Insurance - 2.5%
Aflac, Inc.	249	12,495
Allstate Corp. (The)	112	11,468
American International Group, Inc.	291	15,144
Aon plc	80	15,588
Arthur J Gallagher & Co.	62	5,624
Assurant, Inc.	21	2,583
Chubb Ltd.	152	23,755
Cincinnati Financial Corp.	50	5,624
Everest Re Group Ltd.	14	3,302
Globe Life, Inc.	33	2,946
Hartford Financial Services Group, Inc. (The)	121	7,052
Lincoln National Corp.	67	3,543
Loews Corp.	91	4,374
Marsh & McLennan Cos., Inc.	171	17,081
MetLife, Inc.	318	14,087
Principal Financial Group, Inc.	87	4,630
Progressive Corp. (The)	196	14,857
Prudential Financial, Inc.	135	10,812
Travelers Cos., Inc. (The)	88	12,932
Unum Group	71	1,804
Willis Towers Watson plc	43	8,513
		198,214
Interactive Media & Services - 5.1%
Alphabet, Inc., Class A*	99	117,863
Alphabet, Inc., Class C*	102	121,186
Facebook, Inc., Class A*	802	148,907
TripAdvisor, Inc.*	35	1,330
Twitter, Inc.*	246	10,492
		399,778
Internet & Direct Marketing Retail - 3.7%
Amazon.com, Inc.*	138	245,128
Booking Holdings, Inc.*	14	27,530
eBay, Inc.	275	11,080
Expedia Group, Inc.	40	5,204
		288,942
IT Services - 6.0%
Accenture plc, Class A	213	42,210
Akamai Technologies, Inc.*	54	4,813
Alliance Data Systems Corp.	13	1,598
Automatic Data Processing, Inc.	146	24,797
Broadridge Financial Solutions, Inc.	39	5,048
Cognizant Technology Solutions Corp., Class A	191	11,726
DXC Technology Co.	91	3,023
Fidelity National Information Services, Inc.	204	27,789
Fiserv, Inc.*	190	20,319
FleetCor Technologies, Inc.*	28	8,355
Gartner, Inc.*	30	4,010
Global Payments, Inc.	52	8,631
International Business Machines Corp.	297	40,252
Jack Henry & Associates, Inc.	26	3,769
Leidos Holdings, Inc.	48	4,193
Mastercard, Inc., Class A	301	84,692
Paychex, Inc.	108	8,824
PayPal Holdings, Inc.*	392	42,748
Total System Services, Inc.	54	7,248
VeriSign, Inc.*	35	7,135
Visa, Inc., Class A	582	105,237
Western Union Co. (The)	145	3,207
		469,624
Leisure Products - 0.1%
Hasbro, Inc.	39	4,308

Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc.	105	7,467
Illumina, Inc.*	49	13,786
IQVIA Holdings, Inc.*	53	8,223
Mettler-Toledo International, Inc.*	9	5,911
PerkinElmer, Inc.	37	3,060
Thermo Fisher Scientific, Inc.	134	38,466
Waters Corp.*	23	4,873
		81,786
Machinery - 1.6%
Caterpillar, Inc.	191	22,729
Cummins, Inc.	49	7,314
Deere & Co.	106	16,421
Dover Corp.	49	4,593
Flowserve Corp.	44	1,878
Fortive Corp.	99	7,019
IDEX Corp.	25	4,118
Illinois Tool Works, Inc.	99	14,836
Ingersoll-Rand plc	80	9,687
PACCAR, Inc.	116	7,605
Parker-Hannifin Corp.	43	7,128
Pentair plc	53	1,904
Snap-on, Inc.	18	2,676
Stanley Black & Decker, Inc.	50	6,643
Wabtec Corp.	63	4,360
Xylem, Inc.	59	4,520
		123,431
Media - 1.5%
CBS Corp. (Non-Voting), Class B	118	4,963
Charter Communications, Inc., Class A*	58	23,756
Comcast Corp., Class A	1,514	67,010
Discovery, Inc., Class A*	54	1,490
Discovery, Inc., Class C*	122	3,176
DISH Network Corp., Class A*	78	2,618
Fox Corp., Class A	118	3,914
Fox Corp., Class B	55	1,804
Interpublic Group of Cos., Inc. (The)	130	2,584
News Corp., Class A	130	1,788
News Corp., Class B	42	595
Omnicom Group, Inc.	73	5,552
		119,250
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	486	4,466
Newmont Goldcorp Corp.	275	10,970
Nucor Corp.	102	4,996
		20,432
Multiline Retail - 0.6%
Dollar General Corp.	86	13,424
Dollar Tree, Inc.*	79	8,021
Kohl’s Corp.	55	2,599
Macy’s, Inc.	104	1,535
Nordstrom, Inc.(b)	35	1,014
Target Corp.	171	18,304
		44,897
Multi-Utilities - 1.2%
Ameren Corp.	82	6,326

Investments	Shares	Value ($)
CenterPoint Energy, Inc.	169	4,680
CMS Energy Corp.	95	5,990
Consolidated Edison, Inc.	110	9,779
Dominion Energy, Inc.	267	20,727
DTE Energy Co.	61	7,909
NiSource, Inc.	126	3,723
Public Service Enterprise Group, Inc.	170	10,280
Sempra Energy	92	13,030
WEC Energy Group, Inc.	105	10,056
		92,500
Personal Products - 0.2%
Coty, Inc., Class A(b)	102	974
Estee Lauder Cos., Inc. (The), Class A	73	14,453
		15,427
Pharmaceuticals - 4.6%
Allergan plc	103	16,451
Bristol-Myers Squibb Co.	547	26,294
Eli Lilly & Co.	288	32,535
Johnson & Johnson	888	113,984
Merck & Co., Inc.	860	74,364
Mylan NV*	174	3,388
Nektar Therapeutics*	60	1,054
Perrigo Co. plc	42	1,965
Pfizer, Inc.	1,857	66,016
Zoetis, Inc.	161	20,354
		356,405
Professional Services - 0.3%
Equifax, Inc.	40	5,855
IHS Markit Ltd.*	121	7,939
Nielsen Holdings plc	121	2,512
Robert Half International, Inc.	40	2,139
Verisk Analytics, Inc.	54	8,723
		27,168
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	104	5,436

Road & Rail - 1.0%
CSX Corp.	258	17,291
JB Hunt Transport Services, Inc.	28	3,025
Kansas City Southern	33	4,151
Norfolk Southern Corp.	89	15,491
Union Pacific Corp.	236	38,223
		78,181
Semiconductors & Semiconductor Equipment - 4.0%
Advanced Micro Devices, Inc.*	297	9,341
Analog Devices, Inc.	124	13,619
Applied Materials, Inc.	314	15,078
Broadcom, Inc.	133	37,591
Intel Corp.	1,497	70,973
KLA Corp.	54	7,987
Lam Research Corp.	50	10,525
Maxim Integrated Products, Inc.	90	4,909
Microchip Technology, Inc.(b)	79	6,820
Micron Technology, Inc.*	371	16,795
NVIDIA Corp.	204	34,172
Qorvo, Inc.*	40	2,857
QUALCOMM, Inc.	408	31,730
Skyworks Solutions, Inc.	58	4,366
Texas Instruments, Inc.	313	38,734
Xilinx, Inc.	85	8,845
		314,342
Software - 7.1%
Adobe, Inc.*	163	46,375
ANSYS, Inc.*	28	5,784
Autodesk, Inc.*	73	10,426
Cadence Design Systems, Inc.*	95	6,506
Citrix Systems, Inc.	41	3,812
Fortinet, Inc.*	49	3,880
Intuit, Inc.	86	24,799
Microsoft Corp.	2,561	353,059
Oracle Corp.	812	42,273
salesforce.com, Inc.*	285	44,480
Symantec Corp.	209	4,859
Synopsys, Inc.*	50	7,090
		553,343
Specialty Retail - 2.5%
Advance Auto Parts, Inc.	24	3,311
AutoZone, Inc.*	9	9,915
Best Buy Co., Inc.	78	4,965
CarMax, Inc.*	54	4,497
Gap, Inc. (The)	72	1,137
Home Depot, Inc. (The)	366	83,415
L Brands, Inc.	78	1,288
Lowe’s Cos., Inc.	262	29,397
O’Reilly Automotive, Inc.*	26	9,978
Ross Stores, Inc.	122	12,933
Tiffany & Co.	36	3,055
TJX Cos., Inc. (The)	405	22,263
Tractor Supply Co.	40	4,075
Ulta Beauty, Inc.*	18	4,279
		194,508
Technology Hardware, Storage & Peripherals - 4.3%
Apple, Inc.	1,462	305,178
Hewlett Packard Enterprise Co.	449	6,205
HP, Inc.	504	9,218
NetApp, Inc.	83	3,989
Seagate Technology plc	85	4,268
Western Digital Corp.	98	5,613
Xerox Holdings Corp.	65	1,884
		336,355
Textiles, Apparel & Luxury Goods - 0.7%
Capri Holdings Ltd.*	51	1,345
Hanesbrands, Inc.	122	1,666
NIKE, Inc., Class B	420	35,490
PVH Corp.	24	1,819
Ralph Lauren Corp.	17	1,502
Tapestry, Inc.	97	2,003
Under Armour, Inc., Class A*	64	1,191
Under Armour, Inc., Class C*	66	1,117
VF Corp.	108	8,851
		54,984
Tobacco - 0.8%
Altria Group, Inc.	626	27,381
Philip Morris International, Inc.	521	37,559
		64,940
Trading Companies & Distributors - 0.2%
Fastenal Co.	192	5,879
United Rentals, Inc.*	26	2,927
WW Grainger, Inc.	16	4,378
		13,184
Water Utilities - 0.1%
American Water Works Co., Inc.	61	7,767

Investments	Shares	Value ($)
Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc.*	105	8,195

TOTAL COMMON STOCKS (Cost $7,856,706)		7,778,925

SECURITIES LENDING REINVESTMENTS(c) - 0.0%(a)

INVESTMENT COMPANIES - 0.0%(a)
BlackRock Liquidity FedFund, Institutional Class 2.02% (Cost $790)	790	790

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 0.0%(a)

REPURCHASE AGREEMENTS(d) - 0.0%(a)
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $2,242 (Cost $2,242)	2,242	2,242

Total Investments - 99.9% (Cost $7,859,738)		7,781,957
Other Assets Less Liabilities - 0.1%		10,500
Net Assets - 100.0%		7,792,457

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)

The security or a portion of this security is on loan at August 31, 2019. The total value of securities on loan at August 31, 2019 was $5,868, collateralized in the form of cash with a value of $790 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $5,425 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% — 5.38%, and maturity dates ranging from September 5, 2019 — February 15, 2049; a total value of $6,215.

(c)	The security was purchased with cash collateral held from securities on loan at August 31, 2019. The total value of securities purchased was $790.
(d)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

S&P 500® Ex-Financials ETF

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.7%

Aerospace & Defense - 3.2%
Arconic, Inc.	40	1,034
Boeing Co. (The)	54	19,661
General Dynamics Corp.	28	5,355
Huntington Ingalls Industries, Inc.	4	836
L3Harris Technologies, Inc.	23	4,862
Lockheed Martin Corp.	26	9,987
Northrop Grumman Corp.	18	6,622
Raytheon Co.	29	5,374
Textron, Inc.	24	1,080
TransDigm Group, Inc.	5	2,692
United Technologies Corp.	84	10,940
		68,443
Air Freight & Logistics - 0.7%
CH Robinson Worldwide, Inc.	14	1,183
Expeditors International of Washington, Inc.	18	1,280
FedEx Corp.	25	3,965
United Parcel Service, Inc., Class B	72	8,543
		14,971
Airlines - 0.5%
Alaska Air Group, Inc.	13	776
American Airlines Group, Inc.	40	1,052
Delta Air Lines, Inc.	61	3,530
Southwest Airlines Co.	50	2,616
United Airlines Holdings, Inc.*	23	1,939
		9,913
Auto Components - 0.1%
Aptiv plc	27	2,246
BorgWarner, Inc.	21	685
		2,931
Automobiles - 0.4%
Ford Motor Co.	406	3,723
General Motors Co.	136	5,044
Harley-Davidson, Inc.	16	511
		9,278
Beverages - 2.3%
Brown-Forman Corp., Class B	17	1,003
Coca-Cola Co. (The)	396	21,796
Constellation Brands, Inc., Class A	17	3,474
Molson Coors Brewing Co., Class B	19	976
Monster Beverage Corp.*	41	2,405
PepsiCo, Inc.	145	19,826
		49,480
Biotechnology - 2.5%
AbbVie, Inc.	152	9,993
Alexion Pharmaceuticals, Inc.*	23	2,317
Amgen, Inc.	63	13,143
Biogen, Inc.*	20	4,395
Celgene Corp.*	73	7,066
Gilead Sciences, Inc.	131	8,324
Incyte Corp.*	18	1,473
Regeneron Pharmaceuticals, Inc.*	8	2,320
Vertex Pharmaceuticals, Inc.*	27	4,861
		53,892
Building Products - 0.3%
Allegion plc	10	963
AO Smith Corp.	14	651
Fortune Brands Home & Security, Inc.	15	766
Johnson Controls International plc	82	3,501
Masco Corp.	29	1,181
		7,062
Chemicals - 2.3%
Air Products & Chemicals, Inc.	23	5,196
Albemarle Corp.	11	679
Celanese Corp.	13	1,474
CF Industries Holdings, Inc.	22	1,060
Corteva, Inc.	77	2,258
Dow, Inc.	77	3,282
DuPont de Nemours, Inc.	78	5,298
Eastman Chemical Co.	14	915
Ecolab, Inc.	26	5,364
FMC Corp.	14	1,209
International Flavors & Fragrances, Inc.	11	1,207
Linde plc	56	10,579
LyondellBasell Industries NV, Class A	28	2,167
Mosaic Co. (The)	36	662
PPG Industries, Inc.	25	2,770
Sherwin-Williams Co. (The)	8	4,214
		48,334
Commercial Services & Supplies - 0.5%
Cintas Corp.	9	2,374
Copart, Inc.*	21	1,583
Republic Services, Inc.	22	1,964
Rollins, Inc.	14	459
Waste Management, Inc.	41	4,894
		11,274
Communications Equipment - 1.3%
Arista Networks, Inc.*	5	1,133
Cisco Systems, Inc.	442	20,690
F5 Networks, Inc.*	6	772
Juniper Networks, Inc.	35	811
Motorola Solutions, Inc.	17	3,076
		26,482
Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc.	12	1,066
Quanta Services, Inc.	14	475
		1,541
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	6	1,523
Vulcan Materials Co.	14	1,977
		3,500
Containers & Packaging - 0.5%
Amcor plc*	166	1,630
Avery Dennison Corp.	9	1,040
Ball Corp.	35	2,814
International Paper Co.	40	1,564
Packaging Corp. of America	10	1,006
Sealed Air Corp.	15	597
Westrock Co.	26	889
		9,540
Distributors - 0.1%
Genuine Parts Co.	15	1,354
LKQ Corp.*	32	841
		2,195
Diversified Consumer Services - 0.0%(a)
H&R Block, Inc.	20	484

Investments	Shares	Value ($)
Diversified Telecommunication Services - 2.5%
AT&T, Inc.	754	26,586
CenturyLink, Inc.	99	1,127
Verizon Communications, Inc.	427	24,834
		52,547
Electric Utilities - 2.5%
Alliant Energy Corp.	24	1,259
American Electric Power Co., Inc.	51	4,648
Duke Energy Corp.	76	7,048
Edison International	37	2,674
Entergy Corp.	20	2,257
Evergy, Inc.	25	1,625
Eversource Energy	33	2,644
Exelon Corp.	100	4,726
FirstEnergy Corp.	51	2,346
NextEra Energy, Inc.	50	10,954
Pinnacle West Capital Corp.	12	1,144
PPL Corp.	74	2,187
Southern Co. (The)	107	6,234
Xcel Energy, Inc.	53	3,404
		53,150
Electrical Equipment - 0.5%
AMETEK, Inc.	24	2,062
Eaton Corp. plc	44	3,552
Emerson Electric Co.	64	3,814
Rockwell Automation, Inc.	12	1,833
		11,261
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp., Class A	31	2,714
Corning, Inc.	80	2,228
FLIR Systems, Inc.	14	690
IPG Photonics Corp.*	4	495
Keysight Technologies, Inc.*	20	1,937
TE Connectivity Ltd.	35	3,192
		11,256
Energy Equipment & Services - 0.5%
Baker Hughes a GE Co.	52	1,128
Halliburton Co.	90	1,696
Helmerich & Payne, Inc.	11	413
National Oilwell Varco, Inc.	39	797
Schlumberger Ltd.	143	4,637
TechnipFMC plc	43	1,068
		9,739
Entertainment - 2.2%
Activision Blizzard, Inc.	78	3,947
Electronic Arts, Inc.*	31	2,904
Netflix, Inc.*	45	13,219
Take-Two Interactive Software, Inc.*	12	1,583
Viacom, Inc., Class B	36	899
Walt Disney Co. (The)	180	24,707
		47,259
Food & Staples Retailing - 1.9%
Costco Wholesale Corp.	46	13,559
Kroger Co. (The)	83	1,966
Sysco Corp.	49	3,642
Walgreens Boots Alliance, Inc.	80	4,095
Walmart, Inc.	145	16,568
		39,830
Food Products - 1.4%
Archer-Daniels-Midland Co.	57	2,169
Campbell Soup Co.	19	855
Conagra Brands, Inc.	49	1,390
General Mills, Inc.	61	3,282
Hershey Co. (The)	14	2,219
Hormel Foods Corp.	27	1,150
JM Smucker Co. (The)	12	1,262
Kellogg Co.	26	1,633
Kraft Heinz Co. (The)	64	1,633
Lamb Weston Holdings, Inc.	15	1,056
McCormick & Co., Inc. (Non-Voting)	13	2,117
Mondelez International, Inc., Class A	148	8,172
Tyson Foods, Inc., Class A	31	2,884
		29,822
Gas Utilities - 0.1%
Atmos Energy Corp.	12	1,323

Health Care Equipment & Supplies - 4.4%
Abbott Laboratories	182	15,528
ABIOMED, Inc.*	5	965
Align Technology, Inc.*	8	1,465
Baxter International, Inc.	49	4,310
Becton Dickinson and Co.	28	7,110
Boston Scientific Corp.*	143	6,110
Cooper Cos., Inc. (The)	5	1,549
Danaher Corp.	65	9,236
DENTSPLY SIRONA, Inc.	24	1,252
Edwards Lifesciences Corp.*	22	4,880
Hologic, Inc.*	27	1,333
IDEXX Laboratories, Inc.*	9	2,608
Intuitive Surgical, Inc.*	12	6,136
Medtronic plc	139	14,997
ResMed, Inc.	15	2,089
Stryker Corp.	32	7,061
Teleflex, Inc.	5	1,820
Varian Medical Systems, Inc.*	9	953
Zimmer Biomet Holdings, Inc.	21	2,923
		92,325
Health Care Providers & Services - 3.1%
AmerisourceBergen Corp.	16	1,316
Anthem, Inc.	27	7,061
Cardinal Health, Inc.	30	1,294
Centene Corp.*	43	2,005
Cigna Corp.	39	6,005
CVS Health Corp.	134	8,163
DaVita, Inc.*	13	733
HCA Healthcare, Inc.	28	3,366
Henry Schein, Inc.*	15	924
Humana, Inc.	14	3,965
Laboratory Corp. of America Holdings*	10	1,676
McKesson Corp.	20	2,765
Quest Diagnostics, Inc.	14	1,433
UnitedHealth Group, Inc.	99	23,166
Universal Health Services, Inc., Class B	9	1,301
WellCare Health Plans, Inc.*	5	1,354
		66,527
Health Care Technology - 0.1%
Cerner Corp.	34	2,343

Hotels, Restaurants & Leisure - 2.4%
Carnival Corp.	41	1,807
Chipotle Mexican Grill, Inc.*	3	2,515

Investments	Shares	Value ($)
Darden Restaurants, Inc.	13	1,573
Hilton Worldwide Holdings, Inc.	30	2,771
Marriott International, Inc., Class A	29	3,656
McDonald’s Corp.	79	17,220
MGM Resorts International	52	1,459
Norwegian Cruise Line Holdings Ltd.*	22	1,116
Royal Caribbean Cruises Ltd.	18	1,877
Starbucks Corp.	126	12,167
Wynn Resorts Ltd.	10	1,101
Yum! Brands, Inc.	32	3,737
		50,999
Household Durables - 0.4%
DR Horton, Inc.	34	1,682
Garmin Ltd.	13	1,060
Leggett & Platt, Inc.	13	484
Lennar Corp., Class A	29	1,479
Mohawk Industries, Inc.*	6	713
Newell Brands, Inc.	39	647
PulteGroup, Inc.	25	845
Whirlpool Corp.	7	974
		7,884
Household Products - 2.2%
Church & Dwight Co., Inc.	26	2,074
Clorox Co. (The)	13	2,056
Colgate-Palmolive Co.	89	6,599
Kimberly-Clark Corp.	36	5,080
Procter & Gamble Co. (The)	259	31,140
		46,949
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	68	1,043
NRG Energy, Inc.	26	946
		1,989
Industrial Conglomerates - 1.6%
3M Co.	60	9,703
General Electric Co.	902	7,442
Honeywell International, Inc.	76	12,511
Roper Technologies, Inc.	11	4,034
		33,690
Interactive Media & Services - 5.9%
Alphabet, Inc., Class A*	31	36,906
Alphabet, Inc., Class C*	32	38,019
Facebook, Inc., Class A*	248	46,046
TripAdvisor, Inc.*	10	380
Twitter, Inc.*	75	3,199
		124,550
Internet & Direct Marketing Retail - 4.2%
Amazon.com, Inc.*	43	76,381
Booking Holdings, Inc.*	4	7,866
eBay, Inc.	84	3,384
Expedia Group, Inc.	12	1,561
		89,192
IT Services - 6.8%
Accenture plc, Class A	66	13,079
Akamai Technologies, Inc.*	17	1,515
Alliance Data Systems Corp.	4	492
Automatic Data Processing, Inc.	45	7,643
Broadridge Financial Solutions, Inc.	12	1,553
Cognizant Technology Solutions Corp., Class A	59	3,622
DXC Technology Co.	28	930
Fidelity National Information Services, Inc.	63	8,582
Fiserv, Inc.*	59	6,310
FleetCor Technologies, Inc.*	9	2,686
Gartner, Inc.*	9	1,203
Global Payments, Inc.	16	2,656
International Business Machines Corp.	92	12,469
Jack Henry & Associates, Inc.	8	1,160
Leidos Holdings, Inc.	15	1,310
Mastercard, Inc., Class A	93	26,167
Paychex, Inc.	33	2,696
PayPal Holdings, Inc.*	122	13,304
Total System Services, Inc.	17	2,282
VeriSign, Inc.*	11	2,242
Visa, Inc., Class A	179	32,367
Western Union Co. (The)	44	973
		145,241
Leisure Products - 0.1%
Hasbro, Inc.	12	1,326

Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	33	2,347
Illumina, Inc.*	15	4,220
IQVIA Holdings, Inc.*	16	2,482
Mettler-Toledo International, Inc.*	3	1,970
PerkinElmer, Inc.	12	993
Thermo Fisher Scientific, Inc.	42	12,057
Waters Corp.*	7	1,483
		25,552
Machinery - 1.8%
Caterpillar, Inc.	59	7,021
Cummins, Inc.	15	2,239
Deere & Co.	33	5,112
Dover Corp.	15	1,406
Flowserve Corp.	14	597
Fortive Corp.	31	2,198
IDEX Corp.	8	1,318
Illinois Tool Works, Inc.	31	4,646
Ingersoll-Rand plc	25	3,027
PACCAR, Inc.	36	2,360
Parker-Hannifin Corp.	13	2,155
Pentair plc	15	539
Snap-on, Inc.	6	892
Stanley Black & Decker, Inc.	16	2,126
Wabtec Corp.	19	1,315
Xylem, Inc.	19	1,456
		38,407
Media - 1.7%
CBS Corp. (Non-Voting), Class B	36	1,514
Charter Communications, Inc., Class A*	18	7,373
Comcast Corp., Class A	468	20,714
Discovery, Inc., Class A*	15	414
Discovery, Inc., Class C*	36	937
DISH Network Corp., Class A*	23	772
Fox Corp., Class A	36	1,194
Fox Corp., Class B	16	525
Interpublic Group of Cos., Inc. (The)	39	775
News Corp., Class A	39	536
News Corp., Class B	12	170

Investments	Shares	Value ($)
Omnicom Group, Inc.	23	1,749
		36,673
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	150	1,379
Newmont Goldcorp Corp.	84	3,351
Nucor Corp.	32	1,567
		6,297
Multiline Retail - 0.7%
Dollar General Corp.	27	4,214
Dollar Tree, Inc.*	25	2,538
Kohl’s Corp.	16	756
Macy’s, Inc.	31	458
Nordstrom, Inc.(b)	10	290
Target Corp.	53	5,673
		13,929
Multi-Utilities - 1.3%
Ameren Corp.	25	1,929
CenterPoint Energy, Inc.	51	1,412
CMS Energy Corp.	29	1,828
Consolidated Edison, Inc.	34	3,023
Dominion Energy, Inc.	83	6,443
DTE Energy Co.	19	2,464
NiSource, Inc.	38	1,123
Public Service Enterprise Group, Inc.	52	3,144
Sempra Energy	28	3,966
WEC Energy Group, Inc.	33	3,160
		28,492
Oil, Gas & Consumable Fuels - 4.8%
Apache Corp.	38	820
Cabot Oil & Gas Corp.	43	736
Chevron Corp.	197	23,191
Cimarex Energy Co.	11	471
Concho Resources, Inc.	21	1,536
ConocoPhillips	116	6,053
Devon Energy Corp.	42	924
Diamondback Energy, Inc.	16	1,569
EOG Resources, Inc.	60	4,451
Exxon Mobil Corp.	437	29,926
Hess Corp.	26	1,637
HollyFrontier Corp.	15	665
Kinder Morgan, Inc.	200	4,054
Marathon Oil Corp.	84	995
Marathon Petroleum Corp.	68	3,346
Noble Energy, Inc.	49	1,106
Occidental Petroleum Corp.	93	4,044
ONEOK, Inc.	43	3,065
Phillips 66	43	4,241
Pioneer Natural Resources Co.	17	2,098
Valero Energy Corp.	43	3,237
Williams Cos., Inc. (The)	125	2,950
		101,115
Personal Products - 0.2%
Coty, Inc., Class A(b)	30	286
Estee Lauder Cos., Inc. (The), Class A	23	4,554
		4,840
Pharmaceuticals - 5.2%
Allergan plc	32	5,111
Bristol-Myers Squibb Co.	169	8,124
Eli Lilly & Co.	90	10,167
Johnson & Johnson	275	35,299
Merck & Co., Inc.	266	23,001
Mylan NV*	52	1,012
Nektar Therapeutics*	17	299
Perrigo Co. plc	12	561
Pfizer, Inc.	574	20,406
Zoetis, Inc.	50	6,321
		110,301
Professional Services - 0.4%
Equifax, Inc.	13	1,903
IHS Markit Ltd.*	38	2,493
Nielsen Holdings plc	36	747
Robert Half International, Inc.	12	642
Verisk Analytics, Inc.	17	2,746
		8,531
Road & Rail - 1.1%
CSX Corp.	80	5,362
JB Hunt Transport Services, Inc.	9	972
Kansas City Southern	10	1,258
Norfolk Southern Corp.	28	4,873
Union Pacific Corp.	73	11,823
		24,288
Semiconductors & Semiconductor Equipment - 4.6%
Advanced Micro Devices, Inc.*	91	2,862
Analog Devices, Inc.	38	4,174
Applied Materials, Inc.	96	4,610
Broadcom, Inc.	41	11,588
Intel Corp.	463	21,951
KLA Corp.	17	2,514
Lam Research Corp.	16	3,368
Maxim Integrated Products, Inc.	28	1,527
Microchip Technology, Inc.(b)	25	2,158
Micron Technology, Inc.*	114	5,161
NVIDIA Corp.	63	10,553
Qorvo, Inc.*	12	857
QUALCOMM, Inc.	125	9,721
Skyworks Solutions, Inc.	18	1,355
Texas Instruments, Inc.	97	12,004
Xilinx, Inc.	26	2,706
		97,109
Software - 8.1%
Adobe, Inc.*	51	14,510
ANSYS, Inc.*	9	1,859
Autodesk, Inc.*	23	3,285
Cadence Design Systems, Inc.*	29	1,986
Citrix Systems, Inc.	13	1,209
Fortinet, Inc.*	15	1,187
Intuit, Inc.	27	7,786
Microsoft Corp.	792	109,185
Oracle Corp.	251	13,067
salesforce.com, Inc.*	88	13,734
Symantec Corp.	63	1,465
Synopsys, Inc.*	16	2,269
		171,542
Specialty Retail - 2.9%
Advance Auto Parts, Inc.	7	966
AutoZone, Inc.*	3	3,305
Best Buy Co., Inc.	24	1,528
CarMax, Inc.*	17	1,416
Gap, Inc. (The)	21	332
Home Depot, Inc. (The)	114	25,982
L Brands, Inc.	23	380
Lowe’s Cos., Inc.	81	9,088
O’Reilly Automotive, Inc.*	8	3,070
Ross Stores, Inc.	38	4,028

Investments	Shares	Value ($)
Tiffany & Co.	11	934
TJX Cos., Inc. (The)	125	6,871
Tractor Supply Co.	13	1,324
Ulta Beauty, Inc.*	6	1,426
		60,650
Technology Hardware, Storage & Peripherals - 4.9%
Apple, Inc.	453	94,559
Hewlett Packard Enterprise Co.	138	1,907
HP, Inc.	154	2,817
NetApp, Inc.	26	1,250
Seagate Technology plc	25	1,255
Western Digital Corp.	29	1,661
Xerox Holdings Corp.	19	551
		104,000
Textiles, Apparel & Luxury Goods - 0.8%
Capri Holdings Ltd.*	15	396
Hanesbrands, Inc.	37	505
NIKE, Inc., Class B	130	10,985
PVH Corp.	8	606
Ralph Lauren Corp.	5	442
Tapestry, Inc.	29	599
Under Armour, Inc., Class A*	19	354
Under Armour, Inc., Class C*	19	321
VF Corp.	34	2,786
		16,994
Tobacco - 0.9%
Altria Group, Inc.	193	8,442
Philip Morris International, Inc.	160	11,534
		19,976
Trading Companies & Distributors - 0.2%
Fastenal Co.	58	1,776
United Rentals, Inc.*	8	901
WW Grainger, Inc.	5	1,368
		4,045
Water Utilities - 0.1%
American Water Works Co., Inc.	19	2,419

Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc.*	33	2,576

TOTAL COMMON STOCKS (Cost $1,892,546)		2,116,258

SECURITIES LENDING REINVESTMENTS(c) - 0.0%(a)

INVESTMENT COMPANIES - 0.0%(a)
BlackRock Liquidity FedFund, Institutional Class 2.02% (Cost $234)	234	234

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 0.1%

REPURCHASE AGREEMENTS(d) - 0.1%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $2,448 (Cost $2,448)	2,448	2,448

Total Investments - 99.8% (Cost $1,895,228)		2,118,940
Other Assets Less Liabilities - 0.2%		3,567
Net Assets - 100.0%		2,122,507

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)

The security or a portion of this security is on loan at August 31, 2019. The total value of securities on loan at August 31, 2019 was $2,044, collateralized in the form of cash with a value of $234 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $1,918 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% — 8.13%, and maturity dates ranging from September 5, 2019 — May 15, 2049; a total value of $2,152.

(c)	The security was purchased with cash collateral held from securities on loan at August 31, 2019. The total value of securities purchased was $234.
(d)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

S&P 500® Ex-Health Care ETF

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.7%

Aerospace & Defense - 3.1%
Arconic, Inc.	28	724
Boeing Co. (The)	38	13,835
General Dynamics Corp.	20	3,825
Huntington Ingalls Industries, Inc.	3	627
L3Harris Technologies, Inc.	16	3,383
Lockheed Martin Corp.	18	6,914
Northrop Grumman Corp.	12	4,415
Raytheon Co.	20	3,706
Textron, Inc.	17	765
TransDigm Group, Inc.	4	2,153
United Technologies Corp.	59	7,684
		48,031
Air Freight & Logistics - 0.7%
CH Robinson Worldwide, Inc.	10	845
Expeditors International of Washington, Inc.	13	924
FedEx Corp.	18	2,855
United Parcel Service, Inc., Class B	51	6,052
		10,676
Airlines - 0.5%
Alaska Air Group, Inc.	9	537
American Airlines Group, Inc.	28	737
Delta Air Lines, Inc.	44	2,546
Southwest Airlines Co.	36	1,883
United Airlines Holdings, Inc.*	16	1,349
		7,052
Auto Components - 0.1%
Aptiv plc	19	1,580
BorgWarner, Inc.	14	457
		2,037
Automobiles - 0.4%
Ford Motor Co.	286	2,622
General Motors Co.	96	3,561
Harley-Davidson, Inc.	11	351
		6,534
Banks - 6.1%
Bank of America Corp.	645	17,744
BB&T Corp.	55	2,621
Citigroup, Inc.	168	10,811
Citizens Financial Group, Inc.	33	1,113
Comerica, Inc.	11	678
Fifth Third Bancorp	52	1,375
First Republic Bank	12	1,077
Huntington Bancshares, Inc.	76	1,007
JPMorgan Chase & Co.	237	26,037
KeyCorp	73	1,212
M&T Bank Corp.	10	1,462
People’s United Financial, Inc.	28	402
PNC Financial Services Group, Inc. (The)	33	4,255
Regions Financial Corp.	73	1,067
SunTrust Banks, Inc.	33	2,030
SVB Financial Group*	4	779
US Bancorp	109	5,743
Wells Fargo & Co.	295	13,738
Zions Bancorp NA	13	534
		93,685
Beverages - 2.3%
Brown-Forman Corp., Class B	12	708
Coca-Cola Co. (The)	280	15,411
Constellation Brands, Inc., Class A	12	2,452
Molson Coors Brewing Co., Class B	14	719
Monster Beverage Corp.*	29	1,702
PepsiCo, Inc.	103	14,083
		35,075
Building Products - 0.3%
Allegion plc	7	674
AO Smith Corp.	10	465
Fortune Brands Home & Security, Inc.	10	511
Johnson Controls International plc	57	2,433
Masco Corp.	20	815
		4,898
Capital Markets - 3.2%
Affiliated Managers Group, Inc.	4	306
Ameriprise Financial, Inc.	10	1,290
Bank of New York Mellon Corp. (The)	64	2,692
BlackRock, Inc.	9	3,803
Cboe Global Markets, Inc.	8	953
Charles Schwab Corp. (The)	86	3,291
CME Group, Inc.	26	5,649
E*TRADE Financial Corp.	18	751
Franklin Resources, Inc.	21	552
Goldman Sachs Group, Inc. (The)	25	5,098
Intercontinental Exchange, Inc.	41	3,833
Invesco Ltd.	28	440
MarketAxess Holdings, Inc.	3	1,193
Moody’s Corp.	12	2,587
Morgan Stanley	93	3,859
MSCI, Inc.	6	1,408
Nasdaq, Inc.	8	799
Northern Trust Corp.	16	1,407
Raymond James Financial, Inc.	9	707
S&P Global, Inc.	18	4,683
State Street Corp.	27	1,385
T. Rowe Price Group, Inc.	17	1,880
		48,566
Chemicals - 2.2%
Air Products & Chemicals, Inc.	16	3,615
Albemarle Corp.	8	494
Celanese Corp.	9	1,020
CF Industries Holdings, Inc.	16	771
Corteva, Inc.	54	1,583
Dow, Inc.	55	2,345
DuPont de Nemours, Inc.	55	3,736
Eastman Chemical Co.	10	654
Ecolab, Inc.	19	3,920
FMC Corp.	10	863
International Flavors & Fragrances, Inc.	7	768
Linde plc	40	7,556
LyondellBasell Industries NV, Class A	20	1,548
Mosaic Co. (The)	25	460
PPG Industries, Inc.	17	1,883
Sherwin-Williams Co. (The)	6	3,161
		34,377
Commercial Services & Supplies - 0.5%
Cintas Corp.	6	1,583
Copart, Inc.*	15	1,131

Investments	Shares	Value ($)
Republic Services, Inc.	16	1,428
Rollins, Inc.	10	328
Waste Management, Inc.	29	3,461
		7,931
Communications Equipment - 1.2%
Arista Networks, Inc.*	4	906
Cisco Systems, Inc.	312	14,605
F5 Networks, Inc.*	4	515
Juniper Networks, Inc.	24	556
Motorola Solutions, Inc.	12	2,171
		18,753
Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc.	8	711
Quanta Services, Inc.	9	305
		1,016
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	5	1,269
Vulcan Materials Co.	10	1,412
		2,681
Consumer Finance - 0.8%
American Express Co.	50	6,019
Capital One Financial Corp.	34	2,945
Discover Financial Services	24	1,919
Synchrony Financial	45	1,442
		12,325
Containers & Packaging - 0.4%
Amcor plc*	118	1,159
Avery Dennison Corp.	6	694
Ball Corp.	25	2,010
International Paper Co.	28	1,095
Packaging Corp. of America	7	704
Sealed Air Corp.	10	398
Westrock Co.	18	615
		6,675
Distributors - 0.1%
Genuine Parts Co.	11	993
LKQ Corp.*	22	578
		1,571
Diversified Consumer Services - 0.0%(a)
H&R Block, Inc.	14	339

Diversified Financial Services - 1.9%
Berkshire Hathaway, Inc., Class B*	142	28,884
Jefferies Financial Group, Inc.	18	336
		29,220
Diversified Telecommunication Services - 2.4%
AT&T, Inc.	532	18,759
CenturyLink, Inc.	69	785
Verizon Communications, Inc.	302	17,564
		37,108
Electric Utilities - 2.4%
Alliant Energy Corp.	17	892
American Electric Power Co., Inc.	36	3,281
Duke Energy Corp.	53	4,915
Edison International	26	1,879
Entergy Corp.	14	1,580
Evergy, Inc.	18	1,170
Eversource Energy	24	1,923
Exelon Corp.	70	3,308
FirstEnergy Corp.	36	1,656
NextEra Energy, Inc.	35	7,668
Pinnacle West Capital Corp.	8	762
PPL Corp.	52	1,537
Southern Co. (The)	76	4,428
Xcel Energy, Inc.	38	2,440
		37,439
Electrical Equipment - 0.5%
AMETEK, Inc.	17	1,461
Eaton Corp. plc	31	2,502
Emerson Electric Co.	45	2,682
Rockwell Automation, Inc.	9	1,375
		8,020
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp., Class A	22	1,926
Corning, Inc.	56	1,560
FLIR Systems, Inc.	10	493
IPG Photonics Corp.*	3	371
Keysight Technologies, Inc.*	14	1,356
TE Connectivity Ltd.	25	2,280
		7,986
Energy Equipment & Services - 0.4%
Baker Hughes a GE Co.	37	802
Halliburton Co.	63	1,187
Helmerich & Payne, Inc.	8	301
National Oilwell Varco, Inc.	27	552
Schlumberger Ltd.	100	3,243
TechnipFMC plc	30	745
		6,830
Entertainment - 2.2%
Activision Blizzard, Inc.	55	2,783
Electronic Arts, Inc.*	22	2,061
Netflix, Inc.*	32	9,400
Take-Two Interactive Software, Inc.*	8	1,056
Viacom, Inc., Class B	25	624
Walt Disney Co. (The)	128	17,569
		33,493
Equity Real Estate Investment Trusts (REITs) - 3.7%
Alexandria Real Estate Equities, Inc.	8	1,199
American Tower Corp.	32	7,366
Apartment Investment & Management Co., Class A	11	561
AvalonBay Communities, Inc.	10	2,126
Boston Properties, Inc.	11	1,413
Crown Castle International Corp.	30	4,355
Digital Realty Trust, Inc.	15	1,854
Duke Realty Corp.	25	832
Equinix, Inc.	6	3,338
Equity Residential	27	2,288
Essex Property Trust, Inc.	5	1,606
Extra Space Storage, Inc.	9	1,097
Federal Realty Investment Trust	5	646
HCP, Inc.	34	1,180
Host Hotels & Resorts, Inc.	53	850
Iron Mountain, Inc.	20	637
Kimco Realty Corp.	30	551
Macerich Co. (The)	7	200
Mid-America Apartment Communities, Inc.	8	1,013
Prologis, Inc.	46	3,847
Public Storage	11	2,912
Realty Income Corp.	23	1,698
Regency Centers Corp.	12	774
SBA Communications Corp.	8	2,099
Simon Property Group, Inc.	23	3,426

Investments	Shares	Value ($)
SL Green Realty Corp.	6	481
UDR, Inc.	21	1,012
Ventas, Inc.	27	1,982
Vornado Realty Trust	13	786
Welltower, Inc.	30	2,687
Weyerhaeuser Co.	54	1,421
		56,237
Food & Staples Retailing - 1.8%
Costco Wholesale Corp.	32	9,432
Kroger Co. (The)	58	1,373
Sysco Corp.	35	2,602
Walgreens Boots Alliance, Inc.	57	2,918
Walmart, Inc.	102	11,655
		27,980
Food Products - 1.4%
Archer-Daniels-Midland Co.	40	1,522
Campbell Soup Co.	13	585
Conagra Brands, Inc.	35	993
General Mills, Inc.	44	2,367
Hershey Co. (The)	10	1,585
Hormel Foods Corp.	19	810
JM Smucker Co. (The)	8	841
Kellogg Co.	18	1,130
Kraft Heinz Co. (The)	45	1,148
Lamb Weston Holdings, Inc.	11	774
McCormick & Co., Inc. (Non-Voting)	9	1,466
Mondelez International, Inc., Class A	104	5,743
Tyson Foods, Inc., Class A	22	2,047
		21,011
Gas Utilities - 0.1%
Atmos Energy Corp.	9	992

Hotels, Restaurants & Leisure - 2.3%
Carnival Corp.	29	1,278
Chipotle Mexican Grill, Inc.*	2	1,677
Darden Restaurants, Inc.	9	1,089
Hilton Worldwide Holdings, Inc.	21	1,940
Marriott International, Inc., Class A	20	2,521
McDonald’s Corp.	56	12,206
MGM Resorts International	36	1,010
Norwegian Cruise Line Holdings Ltd.*	16	812
Royal Caribbean Cruises Ltd.	13	1,356
Starbucks Corp.	89	8,594
Wynn Resorts Ltd.	7	771
Yum! Brands, Inc.	22	2,569
		35,823
Household Durables - 0.4%
DR Horton, Inc.	25	1,237
Garmin Ltd.	9	734
Leggett & Platt, Inc.	9	335
Lennar Corp., Class A	21	1,071
Mohawk Industries, Inc.*	5	594
Newell Brands, Inc.	28	465
PulteGroup, Inc.	18	608
Whirlpool Corp.	5	696
		5,740
Household Products - 2.2%
Church & Dwight Co., Inc.	18	1,436
Clorox Co. (The)	9	1,423
Colgate-Palmolive Co.	63	4,672
Kimberly-Clark Corp.	25	3,528
Procter & Gamble Co. (The)	183	22,002
		33,061
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	48	736
NRG Energy, Inc.	18	655
		1,391
Industrial Conglomerates - 1.5%
3M Co.	42	6,792
General Electric Co.	636	5,247
Honeywell International, Inc.	53	8,725
Roper Technologies, Inc.	8	2,934
		23,698
Insurance - 2.8%
Aflac, Inc.	55	2,760
Allstate Corp. (The)	24	2,457
American International Group, Inc.	64	3,331
Aon plc	18	3,507
Arthur J Gallagher & Co.	14	1,270
Assurant, Inc.	5	615
Chubb Ltd.	34	5,314
Cincinnati Financial Corp.	11	1,237
Everest Re Group Ltd.	3	708
Globe Life, Inc.	7	625
Hartford Financial Services Group, Inc. (The)	26	1,515
Lincoln National Corp.	15	793
Loews Corp.	20	961
Marsh & McLennan Cos., Inc.	37	3,696
MetLife, Inc.	69	3,057
Principal Financial Group, Inc.	19	1,011
Progressive Corp. (The)	43	3,259
Prudential Financial, Inc.	30	2,403
Travelers Cos., Inc. (The)	19	2,792
Unum Group	15	381
Willis Towers Watson plc	9	1,782
		43,474
Interactive Media & Services - 5.7%
Alphabet, Inc., Class A*	22	26,192
Alphabet, Inc., Class C*	22	26,138
Facebook, Inc., Class A*	175	32,492
TripAdvisor, Inc.*	8	304
Twitter, Inc.*	52	2,218
		87,344
Internet & Direct Marketing Retail - 4.1%
Amazon.com, Inc.*	30	53,289
Booking Holdings, Inc.*	3	5,899
eBay, Inc.	59	2,377
Expedia Group, Inc.	9	1,171
		62,736
IT Services - 6.7%
Accenture plc, Class A	47	9,314
Akamai Technologies, Inc.*	12	1,070
Alliance Data Systems Corp.	3	369
Automatic Data Processing, Inc.	32	5,435
Broadridge Financial Solutions, Inc.	9	1,165
Cognizant Technology Solutions Corp., Class A	42	2,578
DXC Technology Co.	20	664
Fidelity National Information Services, Inc.	45	6,130
Fiserv, Inc.*	42	4,492

Investments	Shares	Value ($)
FleetCor Technologies, Inc.*	6	1,790
Gartner, Inc.*	7	936
Global Payments, Inc.	11	1,826
International Business Machines Corp.	65	8,809
Jack Henry & Associates, Inc.	6	870
Leidos Holdings, Inc.	11	961
Mastercard, Inc., Class A	66	18,570
Paychex, Inc.	23	1,879
PayPal Holdings, Inc.*	86	9,378
Total System Services, Inc.	12	1,611
VeriSign, Inc.*	8	1,631
Visa, Inc., Class A	127	22,964
Western Union Co. (The)	31	686
		103,128
Leisure Products - 0.1%
Hasbro, Inc.	8	884

Machinery - 1.8%
Caterpillar, Inc.	42	4,998
Cummins, Inc.	11	1,642
Deere & Co.	23	3,563
Dover Corp.	11	1,031
Flowserve Corp.	10	427
Fortive Corp.	22	1,560
IDEX Corp.	6	988
Illinois Tool Works, Inc.	22	3,297
Ingersoll-Rand plc	18	2,179
PACCAR, Inc.	25	1,639
Parker-Hannifin Corp.	9	1,492
Pentair plc	11	395
Snap-on, Inc.	4	595
Stanley Black & Decker, Inc.	11	1,461
Wabtec Corp.	14	969
Xylem, Inc.	13	996
		27,232
Media - 1.7%
CBS Corp. (Non-Voting), Class B	26	1,093
Charter Communications, Inc., Class A*	13	5,325
Comcast Corp., Class A	330	14,606
Discovery, Inc., Class A*	11	304
Discovery, Inc., Class C*	25	651
DISH Network Corp., Class A*	16	537
Fox Corp., Class A	25	829
Fox Corp., Class B	11	361
Interpublic Group of Cos., Inc. (The)	27	537
News Corp., Class A	27	371
News Corp., Class B	9	127
Omnicom Group, Inc.	16	1,217
		25,958
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	105	965
Newmont Goldcorp Corp.	59	2,353
Nucor Corp.	22	1,078
		4,396
Multiline Retail - 0.6%
Dollar General Corp.	19	2,966
Dollar Tree, Inc.*	17	1,726
Kohl’s Corp.	12	567
Macy’s, Inc.	22	325
Nordstrom, Inc.(b)	7	203
Target Corp.	38	4,067
		9,854
Multi-Utilities - 1.3%
Ameren Corp.	18	1,389
CenterPoint Energy, Inc.	36	997
CMS Energy Corp.	21	1,324
Consolidated Edison, Inc.	24	2,134
Dominion Energy, Inc.	59	4,580
DTE Energy Co.	13	1,685
NiSource, Inc.	26	768
Public Service Enterprise Group, Inc.	37	2,237
Sempra Energy	20	2,833
WEC Energy Group, Inc.	23	2,203
		20,150
Oil, Gas & Consumable Fuels - 4.7%
Apache Corp.	27	582
Cabot Oil & Gas Corp.	30	514
Chevron Corp.	139	16,363
Cimarex Energy Co.	7	300
Concho Resources, Inc.	15	1,097
ConocoPhillips	83	4,331
Devon Energy Corp.	29	638
Diamondback Energy, Inc.	11	1,079
EOG Resources, Inc.	42	3,116
Exxon Mobil Corp.	309	21,160
Hess Corp.	19	1,196
HollyFrontier Corp.	12	532
Kinder Morgan, Inc.	142	2,878
Marathon Oil Corp.	59	699
Marathon Petroleum Corp.	49	2,411
Noble Energy, Inc.	34	768
Occidental Petroleum Corp.	65	2,826
ONEOK, Inc.	30	2,138
Phillips 66	31	3,058
Pioneer Natural Resources Co.	12	1,481
Valero Energy Corp.	31	2,334
Williams Cos., Inc. (The)	88	2,077
		71,578
Personal Products - 0.2%
Coty, Inc., Class A(b)	21	200
Estee Lauder Cos., Inc. (The), Class A	16	3,168
		3,368
Professional Services - 0.4%
Equifax, Inc.	9	1,317
IHS Markit Ltd.*	27	1,772
Nielsen Holdings plc	25	519
Robert Half International, Inc.	9	481
Verisk Analytics, Inc.	12	1,939
		6,028
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	23	1,202

Road & Rail - 1.1%
CSX Corp.	56	3,753
JB Hunt Transport Services, Inc.	6	648
Kansas City Southern	7	881
Norfolk Southern Corp.	19	3,307
Union Pacific Corp.	52	8,422
		17,011
Semiconductors & Semiconductor Equipment - 4.5%
Advanced Micro Devices, Inc.*	64	2,013

Investments	Shares	Value ($)
Analog Devices, Inc.	27	2,965
Applied Materials, Inc.	68	3,265
Broadcom, Inc.	29	8,196
Intel Corp.	327	15,503
KLA Corp.	12	1,775
Lam Research Corp.	11	2,316
Maxim Integrated Products, Inc.	20	1,091
Microchip Technology, Inc.(b)	17	1,468
Micron Technology, Inc.*	80	3,622
NVIDIA Corp.	45	7,538
Qorvo, Inc.*	9	643
QUALCOMM, Inc.	89	6,921
Skyworks Solutions, Inc.	13	978
Texas Instruments, Inc.	69	8,539
Xilinx, Inc.	19	1,977
		68,810
Software - 7.9%
Adobe, Inc.*	36	10,242
ANSYS, Inc.*	6	1,239
Autodesk, Inc.*	16	2,285
Cadence Design Systems, Inc.*	21	1,438
Citrix Systems, Inc.	9	837
Fortinet, Inc.*	11	871
Intuit, Inc.	19	5,479
Microsoft Corp.	559	77,064
Oracle Corp.	177	9,215
salesforce.com, Inc.*	62	9,676
Symantec Corp.	44	1,023
Synopsys, Inc.*	11	1,560
		120,929
Specialty Retail - 2.8%
Advance Auto Parts, Inc.	5	690
AutoZone, Inc.*	2	2,203
Best Buy Co., Inc.	17	1,082
CarMax, Inc.*	12	999
Gap, Inc. (The)	15	237
Home Depot, Inc. (The)	81	18,461
L Brands, Inc.	16	264
Lowe’s Cos., Inc.	57	6,396
O’Reilly Automotive, Inc.*	6	2,303
Ross Stores, Inc.	27	2,862
Tiffany & Co.	8	679
TJX Cos., Inc. (The)	88	4,837
Tractor Supply Co.	9	917
Ulta Beauty, Inc.*	4	951
		42,881
Technology Hardware, Storage & Peripherals - 4.8%
Apple, Inc.	319	66,588
Hewlett Packard Enterprise Co.	97	1,340
HP, Inc.	109	1,994
NetApp, Inc.	18	865
Seagate Technology plc	18	904
Western Digital Corp.	20	1,145
Xerox Holdings Corp.	13	377
		73,213
Textiles, Apparel & Luxury Goods - 0.8%
Capri Holdings Ltd.*	10	264
Hanesbrands, Inc.	25	341
NIKE, Inc., Class B	92	7,774
PVH Corp.	5	379
Ralph Lauren Corp.	4	353
Tapestry, Inc.	20	413
Under Armour, Inc., Class A*	13	242
Under Armour, Inc., Class C*	13	220
VF Corp.	24	1,967
		11,953
Tobacco - 0.9%
Altria Group, Inc.	136	5,949
Philip Morris International, Inc.	114	8,218
		14,167
Trading Companies & Distributors - 0.2%
Fastenal Co.	41	1,256
United Rentals, Inc.*	6	675
WW Grainger, Inc.	3	821
		2,752
Water Utilities - 0.1%
American Water Works Co., Inc.	13	1,655

Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc.*	23	1,795

TOTAL COMMON STOCKS (Cost $1,352,277)		1,530,749

SECURITIES LENDING REINVESTMENTS(c) - 0.0%(a)

INVESTMENT COMPANIES - 0.0%(a)
BlackRock Liquidity FedFund, Institutional Class 2.02% (Cost $335)	335	335

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 0.2%

REPURCHASE AGREEMENTS(d) - 0.2%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $2,662 (Cost $2,662)	2,662	2,662

Total Investments - 99.9% (Cost $1,355,274)		1,533,746
Other Assets Less Liabilities - 0.1%		2,259
Net Assets - 100.0%		1,536,005

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)

The security or a portion of this security is on loan at August 31, 2019. The total value of securities on loan at August 31, 2019 was $1,449, collateralized in the form of cash with a value of $335 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $1,191 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 5.38%, and maturity dates ranging from September 5, 2019 – February 15, 2049; a total value of $1,526.

(c)	The security was purchased with cash collateral held from securities on loan at August 31, 2019. The total value of securities purchased was $335.
(d)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

S&P 500® Ex-Technology ETF

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.7%

Aerospace & Defense - 3.4%
Arconic, Inc.	69	1,783
Boeing Co. (The)	90	32,768
General Dynamics Corp.	47	8,990
Huntington Ingalls Industries, Inc.	7	1,463
L3Harris Technologies, Inc.	38	8,034
Lockheed Martin Corp.	42	16,133
Northrop Grumman Corp.	29	10,668
Raytheon Co.	48	8,895
Textron, Inc.	40	1,800
TransDigm Group, Inc.	8	4,306
United Technologies Corp.	140	18,234
		113,074
Air Freight & Logistics - 0.8%
CH Robinson Worldwide, Inc.	24	2,028
Expeditors International of Washington, Inc.	30	2,133
FedEx Corp.	41	6,503
United Parcel Service, Inc., Class B	120	14,239
		24,903
Airlines - 0.5%
Alaska Air Group, Inc.	21	1,254
American Airlines Group, Inc.	68	1,789
Delta Air Lines, Inc.	103	5,959
Southwest Airlines Co.	84	4,395
United Airlines Holdings, Inc.*	38	3,204
		16,601
Auto Components - 0.1%
Aptiv plc	44	3,659
BorgWarner, Inc.	36	1,175
		4,834
Automobiles - 0.5%
Ford Motor Co.	676	6,199
General Motors Co.	228	8,457
Harley-Davidson, Inc.	27	861
		15,517
Banks - 6.8%
Bank of America Corp.	1,525	41,953
BB&T Corp.	132	6,290
Citigroup, Inc.	399	25,676
Citizens Financial Group, Inc.	79	2,665
Comerica, Inc.	27	1,665
Fifth Third Bancorp	125	3,306
First Republic Bank	28	2,512
Huntington Bancshares, Inc.	181	2,398
JPMorgan Chase & Co.	560	61,522
KeyCorp	174	2,888
M&T Bank Corp.	24	3,509
People’s United Financial, Inc.	68	977
PNC Financial Services Group, Inc. (The)	78	10,057
Regions Financial Corp.	175	2,558
SunTrust Banks, Inc.	77	4,736
SVB Financial Group*	9	1,752
US Bancorp	258	13,594
Wells Fargo & Co.	698	32,506
Zions Bancorp NA	31	1,274
		221,838
Beverages - 2.5%
Brown-Forman Corp., Class B	29	1,711
Coca-Cola Co. (The)	662	36,436
Constellation Brands, Inc., Class A	29	5,926
Molson Coors Brewing Co., Class B	32	1,643
Monster Beverage Corp.*	68	3,990
PepsiCo, Inc.	242	33,089
		82,795
Biotechnology - 2.7%
AbbVie, Inc.	255	16,764
Alexion Pharmaceuticals, Inc.*	39	3,930
Amgen, Inc.	105	21,905
Biogen, Inc.*	33	7,252
Celgene Corp.*	122	11,809
Gilead Sciences, Inc.	219	13,915
Incyte Corp.*	31	2,536
Regeneron Pharmaceuticals, Inc.*	14	4,061
Vertex Pharmaceuticals, Inc.*	44	7,921
		90,093
Building Products - 0.4%
Allegion plc	16	1,540
AO Smith Corp.	24	1,117
Fortune Brands Home & Security, Inc.	24	1,225
Johnson Controls International plc	137	5,849
Masco Corp.	51	2,077
		11,808
Capital Markets - 3.5%
Affiliated Managers Group, Inc.	9	690
Ameriprise Financial, Inc.	23	2,967
Bank of New York Mellon Corp. (The)	152	6,393
BlackRock, Inc.	21	8,874
Cboe Global Markets, Inc.	19	2,264
Charles Schwab Corp. (The)	205	7,845
CME Group, Inc.	62	13,472
E*TRADE Financial Corp.	42	1,753
Franklin Resources, Inc.	51	1,340
Goldman Sachs Group, Inc. (The)	59	12,031
Intercontinental Exchange, Inc.	97	9,068
Invesco Ltd.	69	1,083
MarketAxess Holdings, Inc.	7	2,783
Moody’s Corp.	28	6,036
Morgan Stanley	221	9,169
MSCI, Inc.	15	3,520
Nasdaq, Inc.	20	1,997
Northern Trust Corp.	38	3,341
Raymond James Financial, Inc.	22	1,727
S&P Global, Inc.	42	10,928
State Street Corp.	64	3,284
T. Rowe Price Group, Inc.	41	4,535
		115,100
Chemicals - 2.5%
Air Products & Chemicals, Inc.	38	8,585
Albemarle Corp.	18	1,111
Celanese Corp.	22	2,494
CF Industries Holdings, Inc.	38	1,831
Corteva, Inc.	129	3,782
Dow, Inc.	129	5,499
DuPont de Nemours, Inc.	129	8,763
Eastman Chemical Co.	24	1,569
Ecolab, Inc.	44	9,078
FMC Corp.	23	1,986

Investments	Shares	Value ($)
International Flavors & Fragrances, Inc.	17	1,866
Linde plc	94	17,758
LyondellBasell Industries NV, Class A	47	3,637
Mosaic Co. (The)	61	1,122
PPG Industries, Inc.	41	4,542
Sherwin-Williams Co. (The)	14	7,374
		80,997
Commercial Services & Supplies - 0.6%
Cintas Corp.	15	3,957
Copart, Inc.*	35	2,639
Republic Services, Inc.	37	3,302
Rollins, Inc.	25	820
Waste Management, Inc.	67	7,997
		18,715
Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc.	20	1,777
Quanta Services, Inc.	25	848
		2,625
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	11	2,791
Vulcan Materials Co.	23	3,249
		6,040
Consumer Finance - 0.9%
American Express Co.	118	14,204
Capital One Financial Corp.	81	7,016
Discover Financial Services	56	4,478
Synchrony Financial	109	3,494
		29,192
Containers & Packaging - 0.5%
Amcor plc*	280	2,750
Avery Dennison Corp.	15	1,733
Ball Corp.	58	4,664
International Paper Co.	69	2,698
Packaging Corp. of America	16	1,609
Sealed Air Corp.	27	1,075
Westrock Co.	44	1,504
		16,033
Distributors - 0.1%
Genuine Parts Co.	25	2,257
LKQ Corp.*	54	1,419
		3,676
Diversified Consumer Services - 0.0%(a)
H&R Block, Inc.	35	848

Diversified Financial Services - 2.1%
Berkshire Hathaway, Inc., Class B*	334	67,939
Jefferies Financial Group, Inc.	44	820
		68,759
Diversified Telecommunication Services - 2.7%
AT&T, Inc.	1,259	44,392
CenturyLink, Inc.	166	1,889
Verizon Communications, Inc.	713	41,468
		87,749
Electric Utilities - 2.7%
Alliant Energy Corp.	41	2,150
American Electric Power Co., Inc.	85	7,748
Duke Energy Corp.	126	11,685
Edison International	61	4,408
Entergy Corp.	33	3,724
Evergy, Inc.	42	2,730
Eversource Energy	55	4,407
Exelon Corp.	167	7,892
FirstEnergy Corp.	87	4,002
NextEra Energy, Inc.	83	18,184
Pinnacle West Capital Corp.	19	1,811
PPL Corp.	125	3,694
Southern Co. (The)	180	10,487
Xcel Energy, Inc.	89	5,716
		88,638
Electrical Equipment - 0.6%
AMETEK, Inc.	39	3,351
Eaton Corp. plc	73	5,893
Emerson Electric Co.	106	6,316
Rockwell Automation, Inc.	20	3,056
		18,616
Energy Equipment & Services - 0.5%
Baker Hughes a GE Co.	89	1,930
Halliburton Co.	151	2,845
Helmerich & Payne, Inc.	19	714
National Oilwell Varco, Inc.	67	1,369
Schlumberger Ltd.	239	7,751
TechnipFMC plc	73	1,813
		16,422
Entertainment - 2.4%
Activision Blizzard, Inc.	132	6,679
Electronic Arts, Inc.*	51	4,778
Netflix, Inc.*	75	22,031
Take-Two Interactive Software, Inc.*	19	2,508
Viacom, Inc., Class B	61	1,524
Walt Disney Co. (The)	301	41,315
		78,835
Equity Real Estate Investment Trusts (REITs) - 4.1%
Alexandria Real Estate Equities, Inc.	19	2,847
American Tower Corp.	76	17,494
Apartment Investment & Management Co., Class A	26	1,326
AvalonBay Communities, Inc.	24	5,101
Boston Properties, Inc.	27	3,467
Crown Castle International Corp.	72	10,452
Digital Realty Trust, Inc.	36	4,451
Duke Realty Corp.	62	2,063
Equinix, Inc.	15	8,344
Equity Residential	64	5,425
Essex Property Trust, Inc.	11	3,534
Extra Space Storage, Inc.	22	2,682
Federal Realty Investment Trust	13	1,680
HCP, Inc.	82	2,846
Host Hotels & Resorts, Inc.	128	2,053
Iron Mountain, Inc.	49	1,561
Kimco Realty Corp.	73	1,342
Macerich Co. (The)	18	513
Mid-America Apartment Communities, Inc.	20	2,534
Prologis, Inc.	109	9,114
Public Storage	26	6,883
Realty Income Corp.	54	3,986
Regency Centers Corp.	29	1,871
SBA Communications Corp.	20	5,249
Simon Property Group, Inc.	53	7,894
SL Green Realty Corp.	15	1,203
UDR, Inc.	49	2,361
Ventas, Inc.	64	4,697

Investments	Shares	Value ($)
Vornado Realty Trust	30	1,814
Welltower, Inc.	70	6,269
Weyerhaeuser Co.	128	3,368
		134,424
Food & Staples Retailing - 2.0%
Costco Wholesale Corp.	76	22,402
Kroger Co. (The)	139	3,291
Sysco Corp.	82	6,095
Walgreens Boots Alliance, Inc.	134	6,859
Walmart, Inc.	241	27,537
		66,184
Food Products - 1.5%
Archer-Daniels-Midland Co.	97	3,691
Campbell Soup Co.	33	1,485
Conagra Brands, Inc.	84	2,382
General Mills, Inc.	103	5,541
Hershey Co. (The)	24	3,804
Hormel Foods Corp.	47	2,003
JM Smucker Co. (The)	20	2,103
Kellogg Co.	43	2,700
Kraft Heinz Co. (The)	107	2,731
Lamb Weston Holdings, Inc.	25	1,760
McCormick & Co., Inc. (Non-Voting)	21	3,420
Mondelez International, Inc., Class A	248	13,695
Tyson Foods, Inc., Class A	51	4,745
		50,060
Gas Utilities - 0.1%
Atmos Energy Corp.	20	2,205

Health Care Equipment & Supplies - 4.7%
Abbott Laboratories	304	25,937
ABIOMED, Inc.*	8	1,545
Align Technology, Inc.*	13	2,380
Baxter International, Inc.	82	7,212
Becton Dickinson and Co.	47	11,934
Boston Scientific Corp.*	240	10,255
Cooper Cos., Inc. (The)	9	2,788
Danaher Corp.	109	15,488
DENTSPLY SIRONA, Inc.	40	2,086
Edwards Lifesciences Corp.*	36	7,986
Hologic, Inc.*	46	2,271
IDEXX Laboratories, Inc.*	15	4,346
Intuitive Surgical, Inc.*	20	10,227
Medtronic plc	231	24,923
ResMed, Inc.	25	3,483
Stryker Corp.	53	11,695
Teleflex, Inc.	8	2,911
Varian Medical Systems, Inc.*	16	1,695
Zimmer Biomet Holdings, Inc.	35	4,872
		154,034
Health Care Providers & Services - 3.4%
AmerisourceBergen Corp.	27	2,221
Anthem, Inc.	44	11,507
Cardinal Health, Inc.	51	2,200
Centene Corp.*	71	3,310
Cigna Corp.	65	10,008
CVS Health Corp.	224	13,646
DaVita, Inc.*	22	1,240
HCA Healthcare, Inc.	46	5,529
Henry Schein, Inc.*	26	1,602
Humana, Inc.	23	6,514
Laboratory Corp. of America Holdings*	17	2,849
McKesson Corp.	33	4,563
Quest Diagnostics, Inc.	23	2,354
UnitedHealth Group, Inc.	164	38,376
Universal Health Services, Inc., Class B	14	2,024
WellCare Health Plans, Inc.*	9	2,437
		110,380
Health Care Technology - 0.1%
Cerner Corp.	56	3,859

Hotels, Restaurants & Leisure - 2.6%
Carnival Corp.	69	3,042
Chipotle Mexican Grill, Inc.*	4	3,354
Darden Restaurants, Inc.	21	2,541
Hilton Worldwide Holdings, Inc.	50	4,618
Marriott International, Inc., Class A	48	6,051
McDonald’s Corp.	132	28,772
MGM Resorts International	88	2,469
Norwegian Cruise Line Holdings Ltd.*	37	1,878
Royal Caribbean Cruises Ltd.	30	3,128
Starbucks Corp.	209	20,181
Wynn Resorts Ltd.	17	1,873
Yum! Brands, Inc.	53	6,189
		84,096
Household Durables - 0.4%
DR Horton, Inc.	59	2,919
Garmin Ltd.	21	1,713
Leggett & Platt, Inc.	23	855
Lennar Corp., Class A	49	2,499
Mohawk Industries, Inc.*	11	1,308
Newell Brands, Inc.	67	1,112
PulteGroup, Inc.	44	1,487
Whirlpool Corp.	11	1,530
		13,423
Household Products - 2.4%
Church & Dwight Co., Inc.	42	3,351
Clorox Co. (The)	22	3,480
Colgate-Palmolive Co.	148	10,974
Kimberly-Clark Corp.	59	8,325
Procter & Gamble Co. (The)	433	52,060
		78,190
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	115	1,763
NRG Energy, Inc.	44	1,602
		3,365
Industrial Conglomerates - 1.7%
3M Co.	99	16,010
General Electric Co.	1,504	12,408
Honeywell International, Inc.	126	20,742
Roper Technologies, Inc.	18	6,602
		55,762
Insurance - 3.1%
Aflac, Inc.	129	6,473
Allstate Corp. (The)	57	5,836
American International Group, Inc.	150	7,806
Aon plc	41	7,989
Arthur J Gallagher & Co.	32	2,903
Assurant, Inc.	11	1,353
Chubb Ltd.	79	12,346
Cincinnati Financial Corp.	26	2,925

Investments	Shares	Value ($)
Everest Re Group Ltd.	7	1,651
Globe Life, Inc.	17	1,518
Hartford Financial Services Group, Inc. (The)	62	3,614
Lincoln National Corp.	35	1,851
Loews Corp.	46	2,211
Marsh & McLennan Cos., Inc.	88	8,790
MetLife, Inc.	164	7,265
Principal Financial Group, Inc.	45	2,395
Progressive Corp. (The)	101	7,656
Prudential Financial, Inc.	70	5,606
Travelers Cos., Inc. (The)	45	6,613
Unum Group	37	940
Willis Towers Watson plc	22	4,355
		102,096
Interactive Media & Services - 6.3%
Alphabet, Inc., Class A*	52	61,908
Alphabet, Inc., Class C*	53	62,969
Facebook, Inc., Class A*	414	76,867
TripAdvisor, Inc.*	18	684
Twitter, Inc.*	126	5,374
		207,802
Internet & Direct Marketing Retail - 4.5%
Amazon.com, Inc.*	71	126,117
Booking Holdings, Inc.*	7	13,765
eBay, Inc.	141	5,681
Expedia Group, Inc.	24	3,122
		148,685
Leisure Products - 0.1%
Hasbro, Inc.	20	2,209

Life Sciences Tools & Services - 1.3%
Agilent Technologies, Inc.	55	3,911
Illumina, Inc.*	25	7,034
IQVIA Holdings, Inc.*	27	4,189
Mettler-Toledo International, Inc.*	4	2,627
PerkinElmer, Inc.	19	1,571
Thermo Fisher Scientific, Inc.	69	19,807
Waters Corp.*	12	2,543
		41,682
Machinery - 1.9%
Caterpillar, Inc.	99	11,781
Cummins, Inc.	25	3,732
Deere & Co.	55	8,520
Dover Corp.	25	2,343
Flowserve Corp.	23	982
Fortive Corp.	51	3,616
IDEX Corp.	13	2,141
Illinois Tool Works, Inc.	52	7,793
Ingersoll-Rand plc	42	5,086
PACCAR, Inc.	60	3,933
Parker-Hannifin Corp.	22	3,647
Pentair plc	27	970
Snap-on, Inc.	10	1,487
Stanley Black & Decker, Inc.	26	3,454
Wabtec Corp.	31	2,145
Xylem, Inc.	31	2,375
		64,005
Media - 1.9%
CBS Corp. (Non-Voting), Class B	61	2,566
Charter Communications, Inc., Class A*	30	12,288
Comcast Corp., Class A	781	34,567
Discovery, Inc., Class A*	27	745
Discovery, Inc., Class C*	62	1,614
DISH Network Corp., Class A*	40	1,342
Fox Corp., Class A	61	2,023
Fox Corp., Class B	28	919
Interpublic Group of Cos., Inc. (The)	67	1,332
News Corp., Class A	67	921
News Corp., Class B	21	297
Omnicom Group, Inc.	38	2,890
		61,504
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	250	2,298
Newmont Goldcorp Corp.	141	5,624
Nucor Corp.	53	2,596
		10,518
Multiline Retail - 0.7%
Dollar General Corp.	45	7,024
Dollar Tree, Inc.*	41	4,163
Kohl’s Corp.	28	1,323
Macy’s, Inc.	53	782
Nordstrom, Inc.(b)	18	521
Target Corp.	88	9,420
		23,233
Multi-Utilities - 1.4%
Ameren Corp.	42	3,240
CenterPoint Energy, Inc.	87	2,409
CMS Energy Corp.	49	3,089
Consolidated Edison, Inc.	56	4,978
Dominion Energy, Inc.	138	10,713
DTE Energy Co.	32	4,149
NiSource, Inc.	64	1,891
Public Service Enterprise Group, Inc.	87	5,261
Sempra Energy	47	6,657
WEC Energy Group, Inc.	54	5,172
		47,559
Oil, Gas & Consumable Fuels - 5.1%
Apache Corp.	65	1,402
Cabot Oil & Gas Corp.	73	1,250
Chevron Corp.	329	38,730
Cimarex Energy Co.	17	727
Concho Resources, Inc.	35	2,560
ConocoPhillips	195	10,175
Devon Energy Corp.	72	1,583
Diamondback Energy, Inc.	27	2,648
EOG Resources, Inc.	100	7,419
Exxon Mobil Corp.	730	49,990
Hess Corp.	44	2,770
HollyFrontier Corp.	27	1,198
Kinder Morgan, Inc.	336	6,811
Marathon Oil Corp.	141	1,670
Marathon Petroleum Corp.	114	5,610
Noble Energy, Inc.	83	1,874
Occidental Petroleum Corp.	154	6,696
ONEOK, Inc.	71	5,061
Phillips 66	72	7,101
Pioneer Natural Resources Co.	29	3,579
Valero Energy Corp.	72	5,420
Williams Cos., Inc. (The)	209	4,933
		169,207
Personal Products - 0.2%
Coty, Inc., Class A(b)	52	496

Investments	Shares	Value ($)
Estee Lauder Cos., Inc. (The), Class A	38	7,524
		8,020
Pharmaceuticals - 5.6%
Allergan plc	53	8,465
Bristol-Myers Squibb Co.	282	13,556
Eli Lilly & Co.	149	16,832
Johnson & Johnson	458	58,789
Merck & Co., Inc.	444	38,393
Mylan NV*	89	1,733
Nektar Therapeutics*	30	527
Perrigo Co. plc	22	1,029
Pfizer, Inc.	958	34,057
Zoetis, Inc.	83	10,493
		183,874
Professional Services - 0.4%
Equifax, Inc.	21	3,074
IHS Markit Ltd.*	63	4,134
Nielsen Holdings plc	61	1,266
Robert Half International, Inc.	20	1,069
Verisk Analytics, Inc.	28	4,523
		14,066
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	54	2,823

Road & Rail - 1.2%
CSX Corp.	133	8,914
JB Hunt Transport Services, Inc.	15	1,621
Kansas City Southern	17	2,138
Norfolk Southern Corp.	46	8,006
Union Pacific Corp.	122	19,759
		40,438
Specialty Retail - 3.1%
Advance Auto Parts, Inc.	12	1,655
AutoZone, Inc.*	4	4,407
Best Buy Co., Inc.	40	2,546
CarMax, Inc.*	29	2,415
Gap, Inc. (The)	37	584
Home Depot, Inc. (The)	190	43,303
L Brands, Inc.	40	660
Lowe’s Cos., Inc.	135	15,147
O’Reilly Automotive, Inc.*	14	5,373
Ross Stores, Inc.	63	6,679
Tiffany & Co.	19	1,613
TJX Cos., Inc. (The)	209	11,489
Tractor Supply Co.	21	2,139
Ulta Beauty, Inc.*	10	2,377
		100,387
Textiles, Apparel & Luxury Goods - 0.9%
Capri Holdings Ltd.*	26	686
Hanesbrands, Inc.	62	847
NIKE, Inc., Class B	217	18,337
PVH Corp.	13	985
Ralph Lauren Corp.	9	795
Tapestry, Inc.	50	1,032
Under Armour, Inc., Class A*	32	596
Under Armour, Inc., Class C*	34	575
VF Corp.	56	4,589
		28,442
Tobacco - 1.0%
Altria Group, Inc.	323	14,128
Philip Morris International, Inc.	268	19,320
		33,448
Trading Companies & Distributors - 0.2%
Fastenal Co.	99	3,031
United Rentals, Inc.*	14	1,576
WW Grainger, Inc.	8	2,189
		6,796
Water Utilities - 0.1%
American Water Works Co., Inc.	31	3,947

Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc.*	55	4,293

TOTAL COMMON STOCKS (Cost $3,205,090)		3,274,724

SECURITIES LENDING REINVESTMENTS(c) - 0.0%(a)

INVESTMENT COMPANIES - 0.0%(a)
BlackRock Liquidity FedFund, Institutional Class 2.02% (Cost $390)	390	390

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 0.3%

REPURCHASE AGREEMENTS(d) - 0.3%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $11,424 (Cost $11,422)	11,422	11,422

Total Investments - 100.0% (Cost $3,216,902)		3,286,536
Liabilities in excess of other assets - 0.0%(a)		(628)
Net Assets - 100.0%		3,285,908

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)

The security or a portion of this security is on loan at August 31, 2019. The total value of securities on loan at August 31, 2019 was $411, collateralized in the form of cash with a value of $390 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $33 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 3.00%, and maturity dates ranging from October 15, 2019 – May 15, 2047; a total value of $423.

(c)	The security was purchased with cash collateral held from securities on loan at August 31, 2019. The total value of securities purchased was $390.
(d)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

S&P MidCap 400® Dividend Aristocrats ETF

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.7%

Banks - 11.1%
Bank OZK	450,382	11,619,856
Commerce Bancshares, Inc.	233,037	13,299,422
Cullen/Frost Bankers, Inc.	145,717	12,095,968
Prosperity Bancshares, Inc.	198,907	12,913,042
UMB Financial Corp.	207,232	12,914,698
United Bankshares, Inc.	368,289	13,582,498
		76,425,484
Capital Markets - 5.9%
Eaton Vance Corp.	305,527	13,174,324
FactSet Research Systems, Inc.	50,086	13,627,900
SEI Investments Co.	237,640	13,666,676
		40,468,900
Chemicals - 2.1%
RPM International, Inc.	209,859	14,201,159

Commercial Services & Supplies - 3.9%
Healthcare Services Group, Inc.	593,279	13,378,442
MSA Safety, Inc.	126,521	13,364,413
		26,742,855
Containers & Packaging - 3.9%
AptarGroup, Inc.	113,272	13,844,104
Sonoco Products Co.	232,332	13,289,390
		27,133,494
Electrical Equipment - 1.6%
nVent Electric plc	553,761	11,219,198

Equity Real Estate Investment Trusts (REITs) - 6.1%
National Retail Properties, Inc.	265,511	14,908,443
Omega Healthcare Investors, Inc.	379,087	15,421,259
Tanger Factory Outlet Centers, Inc.(a)	837,779	11,846,195
		42,175,897
Food & Staples Retailing - 2.1%
Casey’s General Stores, Inc.	85,795	14,400,691

Food Products - 5.9%
Flowers Foods, Inc.	589,774	13,446,847
Lancaster Colony Corp.	91,979	13,419,736
Tootsie Roll Industries, Inc.(a)	380,224	13,946,622
		40,813,205
Gas Utilities - 7.8%
National Fuel Gas Co.	291,193	13,610,361
New Jersey Resources Corp.	281,229	12,863,415
ONE Gas, Inc.	153,876	14,096,580
UGI Corp.	275,951	13,430,535
		54,000,891
Health Care Equipment & Supplies - 2.4%
West Pharmaceutical Services, Inc.	114,221	16,614,587

Hotels, Restaurants & Leisure - 2.0%
Cracker Barrel Old Country Store, Inc.(a)	81,927	13,550,726

Industrial Conglomerates - 2.1%
Carlisle Cos., Inc.	99,946	14,488,172

Insurance - 10.0%
Brown & Brown, Inc.	386,323	14,251,455
Mercury General Corp.	223,525	11,958,588
Old Republic International Corp.	598,354	13,977,549
RenaissanceRe Holdings Ltd.	77,593	14,009,416
WR Berkley Corp.	203,578	14,504,933
		68,701,941
Leisure Products - 1.8%
Polaris, Inc.	146,973	12,054,725

Machinery - 9.6%
Donaldson Co., Inc.	277,596	13,424,543
Graco, Inc.	272,771	12,430,174
Lincoln Electric Holdings, Inc.	155,396	12,829,494
Nordson Corp.	97,625	13,273,095
Toro Co. (The)	193,249	13,915,860
		65,873,166
Media - 3.6%
John Wiley & Sons, Inc., Class A	311,115	13,844,618
Meredith Corp.(a)	251,913	11,028,751
		24,873,369
Metals & Mining - 2.3%
Royal Gold, Inc.	117,795	15,711,497

Multi-Utilities - 4.1%
Black Hills Corp.	178,401	13,685,141
MDU Resources Group, Inc.	535,909	14,410,593
		28,095,734
Personal Products - 2.1%
Nu Skin Enterprises, Inc., Class A	350,460	14,235,685

Software - 1.6%
CDK Global, Inc.	263,208	11,360,057

Specialty Retail - 2.0%
Aaron’s, Inc.	214,863	13,774,867

Trading Companies & Distributors - 1.9%
MSC Industrial Direct Co., Inc., Class A	192,576	13,021,989

Water Utilities - 2.2%
Aqua America, Inc.	341,955	15,145,187

Wireless Telecommunication Services - 1.6%
Telephone & Data Systems, Inc.	429,187	10,815,512

TOTAL COMMON STOCKS (Cost $659,203,612)		685,898,988

SECURITIES LENDING REINVESTMENTS(b) - 2.5%

INVESTMENT COMPANIES - 2.5%
BlackRock Liquidity FedFund, Institutional Class 2.02% (Cost $16,968,201)	16,968,201	16,968,201

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 0.1%

REPURCHASE AGREEMENTS(c) - 0.1%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $655,719 (Cost $655,564)	655,564	655,564

Total Investments - 102.3% (Cost $676,827,377)		703,522,753
Liabilities in excess of other assets - (2.3%)		(15,859,677)
Net Assets - 100.0%		687,663,076

(a)

The security or a portion of this security is on loan at August 31, 2019. The total value of securities on loan at August 31, 2019 was $19,841,193, collateralized in the form of cash with a value of $16,968,201 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $3,326,813 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from September 5, 2019 – February 15, 2049; a total value of $20,295,014.

(b)	The security was purchased with cash collateral held from securities on loan at August 31, 2019. The total value of securities purchased was $16,968,201.
(c)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Short Term USD Emerging Markets Bond ETF

Schedule of Portfolio Investments

August 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)

FOREIGN GOVERNMENT SECURITIES - 77.2%

Abu Dhabi Government Bond
2.50%, 10/11/2022(a)	200,000	202,968
Arab Republic of Egypt
6.13%, 1/31/2022(a)	200,000	207,576
Argentina Government International Bond
6.88%, 4/22/2021	150,000	63,002
4.63%, 1/11/2023	100,000	38,851
Brazilian Government International Bond
2.63%, 1/5/2023	200,000	199,750
Chile Government International Bond
3.25%, 9/14/2021	100,000	102,501
Colombia Government International Bond
2.63%, 3/15/2023	200,000	202,002
Croatia Government International Bond
5.50%, 4/4/2023(a)	200,000	222,112
Export-Import Bank of China (The)
2.63%, 3/14/2022(a)	340,000	343,194
Export-Import Bank of India
4.00%, 1/14/2023(a)	200,000	208,980
Hungary Government International Bond
6.38%, 3/29/2021	150,000	159,324
5.38%, 2/21/2023	50,000	55,125
5.38%, 3/25/2024	14,000	15,864
Indonesia Government International Bond
5.88%, 3/13/2020(a)	170,000	173,225
3.38%, 4/15/2023(a)	200,000	205,630
Kingdom of Bahrain
6.13%, 7/5/2022(a)	200,000	212,948
Kingdom of Saudi Arabia
2.38%, 10/26/2021(a)	200,000	201,433
Lithuania Government International Bond
6.13%, 3/9/2021(a)	150,000	158,841
Mexico Government International Bond
3.50%, 1/21/2021	66,000	67,238
3.63%, 3/15/2022	82,000	84,953
4.00%, 10/2/2023	70,000	74,025
Oman Government Bond
3.63%, 6/15/2021(a)	200,000	198,436
Perusahaan Penerbit SBSN Indonesia III
3.40%, 3/29/2022(a)	200,000	204,292
Poland Government International Bond
5.00%, 3/23/2022	135,000	145,387
4.00%, 1/22/2024	100,000	108,776
Qatar Government International Bond
3.88%, 4/23/2023(a)	200,000	212,960
Republic of Ecuador
10.75%, 3/28/2022(a)	200,000	217,752
Republic of Lebanon
8.25%, 4/12/2021(a)	100,000	84,378
6.25%, 5/27/2022	150,000	114,525
Romania Government International Bond
4.38%, 8/22/2023(a)	80,000	85,470
Russian Foreign Bond
4.88%, 9/16/2023(a)	200,000	218,500
South Africa Government International Bond
5.88%, 5/30/2022	100,000	107,125
4.67%, 1/17/2024	100,000	105,121
Sri Lanka Government International Bond
5.88%, 7/25/2022(a)	200,000	200,199
Turkey Government International Bond
5.13%, 3/25/2022	200,000	198,002
7.25%, 12/23/2023	200,000	206,750
Ukraine Government International Bond
7.75%, 9/1/2021(a)	100,000	104,126
7.75%, 9/1/2023(a)	100,000	106,200
TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $5,881,118)		5,817,541

CORPORATE BONDS - 21.1%

Banks - 10.8%
Banco do Brasil SA
3.88%, 10/10/2022	200,000	202,500
China Development Bank
2.13%, 6/1/2021(a)	200,000	199,735
QNB Finance Ltd.
2.13%, 9/7/2021(a)	200,000	198,207
Sberbank of Russia
6.13%, 2/7/2022(a)	200,000	214,557
		814,999
Diversified Financial Services - 1.4%
Gazprom OAO
6.51%, 3/7/2022(a)	100,000	108,750

Oil, Gas & Consumable Fuels - 8.9%
Petrobras Global Finance BV
6.13%, 1/17/2022	80,000	85,792
Petroleos Mexicanos
4.88%, 1/24/2022	140,000	142,275
5.38%, 3/13/2022	15,000	15,337
3.50%, 1/30/2023	220,000	213,730
Sinopec Group Overseas Development 2016 Ltd.
2.00%, 9/29/2021(a)	214,000	212,170
		669,304
TOTAL CORPORATE BONDS (Cost $1,576,134)		1,593,053

SHORT-TERM INVESTMENTS - 0.9%

REPURCHASE AGREEMENTS(b) - 0.9%
Repurchase Agreements with various counterparties, rates 2.00% - 2.15%, dated 8/30/2019, due 9/3/2019, total to be received $69,566 (Cost $69,551)	69,551	69,551

Total Investments - 99.2% (Cost $7,526,803)		7,480,145
Other Assets Less Liabilities - 0.8%		58,240
Net Assets - 100.0%		7,538,385

(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Short Term USD Emerging Markets Bond ETF invested, as a percentage of net assets, in the following countries as of August 31, 2019:

China	10.0%
Mexico	7.9%
Indonesia	7.7%
Russia	7.1%
Brazil	6.5%
Qatar	5.4%
Turkey	5.4%
Poland	3.4%
Hungary	3.1%
Croatia	2.9%
Ecuador	2.9%
Bahrain	2.8%
South Africa	2.8%
Ukraine	2.8%
India	2.8%
Egypt	2.8%
United Arab Emirates	2.7%
Colombia	2.7%
Saudi Arabia	2.7%
Sri Lanka	2.7%
Lebanon	2.6%
Oman	2.6%
Lithuania	2.1%
Chile	1.4%
Argentina	1.4%
Romania	1.1%
Other (1)	1.7%
100.0%

(1)	Includes any non fixed-income securities and net other assets (liabilities).

PROSHARES TRUST

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

AUGUST 31, 2019 (UNAUDITED)

Repurchase Agreements

Each of the Funds may enter into repurchase agreements. Repurchase agreements are primarily used by the Funds as short-term investments for cash positions. Under a repurchase agreement, a Fund purchases one or more debt securities and simultaneously agrees to sell those securities back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include affecting repurchase transactions generally with major global financial institutions whose creditworthiness is monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest income earned on the repurchase agreement. The Funds may invest in repurchase agreements through joint account arrangements; in such cases, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund’s custodian. A repurchase agreement is subject to the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may declare bankruptcy or the Fund may have difficulty exercising rights to the collateral. During periods of high demand for repurchase agreements, the Funds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

On August 31, 2019, the Funds had interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respective repurchase agreement.

Fund Name	Bank of America Securities, Inc., 2.14%, dated 8/30/2019 due 9/3/2019 (1)	BNP Paribas Securities Corp., 2.00%, dated 8/30/2019, due 9/3/2019 (2)	BNP Paribas Securities Corp., 2.13%, dated 8/30/2019, due 9/3/2019 (3)	Credit Suisse Securities (USA) LLC, 2.12%, dated 8/30/2019, due 9/3/2019 (4)	ING Financial Markets LLC, 2.13.%, dated 8/30/2019, due 9/3/2019 (5)	JPMorgan Securities LLC, 2.15%, dated 8/30/2019, due 9/3/2019 (6)	Total
Decline of the Retail Store ETF	$909,983	$161,948	$3,647,908	$798,229	$159,646	$798,229	$6,475,943
DJ Brookfield Global Infrastructure ETF	45,132	8,032	180,925	39,590	7,918	39,589	321,186
Equities for Rising Rates ETF	435	78	1,753	384	77	384	3,111
Global Listed Private Equity ETF	12,520	2,228	50,184	10,981	2,196	10,981	89,090
Hedge Replication ETF	541,487	96,368	2,170,695	474,988	94,998	474,988	3,853,524
High Yield-Interest Rate Hedged	363,464	64,685	1,457,045	318,828	63,767	318,828	2,586,617
Inflation Expectations ETF	70,251	12,503	281,622	61,624	12,325	61,624	499,949
Investment Grade — Interest Rate Hedged	762,472	135,697	3,056,577	668,835	133,767	668,835	5,426,183
K-1 Free Crude Oil Strategy ETF	1,129,707	201,053	4,528,738	990,971	198,194	990,972	8,039,635
Large Cap Core Plus	949,272	168,941	3,805,416	832,695	166,539	832,695	6,755,558
Long Online/Short Stores ETF	159,157	28,325	638,025	139,612	27,922	139,612	1,132,653
Managed Futures Strategy ETF	346,794	61,718	1,390,220	304,206	60,841	304,206	2,467,985
Merger ETF	57,548	10,242	230,699	50,481	10,096	50,481	409,547
Morningstar Alternatives Solution ETF	2,908	518	11,656	2,550	510	2,550	20,692
MSCI EAFE Dividend Growers ETF	12,140	2,161	48,668	10,651	2,130	10,648	86,398
MSCI Europe Dividend Growers ETF	2,218	395	8,892	1,946	389	1,946	15,786
Online Retail ETF	7,618	1,355	30,532	6,681	1,336	6,681	54,203
Pet Care ETF	8,815	1,569	35,338	7,732	1,546	7,732	62,732
RAFITM Long/Short	352,171	62,675	1,411,772	308,922	61,784	308,921	2,506,245
Russell 2000 Dividend Growers ETF	347,490	61,842	1,393,006	304,815	60,963	304,815	2,472,931
S&P 500® Bond ETF	28,434	5,061	113,986	24,942	4,988	24,942	202,353
S&P 500® Dividend Aristocrats ETF	141,496	25,182	567,226	124,120	24,824	124,120	1,006,968
S&P 500® Ex-Energy ETF	316	56	1,263	276	55	276	2,242
S&P 500® Ex-Financials ETF	344	61	1,379	302	60	302	2,448
S&P 500® Ex-Health Care ETF	373	67	1,500	328	66	328	2,662
S&P 500® Ex-Technology ETF	1,605	286	6,433	1,408	282	1,408	11,422
S&P MidCap 400® Dividend Aristocrats ETF	92,119	16,394	369,280	80,805	16,161	80,805	655,564
Short Term USD Emerging Markets Bond ETF	9,773	1,739	39,178	8,573	1,715	8,573	69,551
	$6,356,042	$1,131,179	$25,479,916	$5,575,475	$1,115,095	$5,575,471	$45,233,178

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at August 31, 2019 as follows:

(1) U.S. Treasury Bond, 0%, due 2/15/2032; U.S. Treasury Notes, 0.50% to 2.88%, due 10/15/2021 to 1/15/2028, which had an aggregate value at the Trust level of $581,400,069.

(2) U.S. Treasury Notes, 0.50% to 2.75%, due 4/30/2023 to 1/15/2028, which had an aggregate value at the Trust level of $103,471,263.

(3) U.S. Treasury Bonds, 0% to 3.38%, due 5/15/2020 to 2/15/2049; U.S. Treasury Notes, 0.13% to 2.75%, due 9/15/2019 to 1/15/2028, which had an aggregate value at the Trust level of $2,330,700,057.

(4) U.S. Treasury Bonds, 0%, due 5/15/2020 to 2/15/2049; U.S. Treasury Note, 2.13%, due 5/31/2021, which had an aggregate value at the Trust level of $510,120,133.

(5) U.S. Treasury Bill, 0%, due 9/12/2019; U.S. Treasury Bond, 2.88%, due 8/15/2045; U.S. Treasury Notes, 1.13% to 2.88%, due 8/31/2020 to 3/31/2026, which had an aggregate value at the Trust level of $102,000,052.

(6) U.S. Treasury Note, 2.25%, due 2/15/2027, which had an aggregate value at the Trust level of $510,190,089.